Document and Entity Information	12 Months Ended
Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	AGRIA CORP
Entity Central Index Key	0001413257
Current Fiscal Year End Date	--06-30
Entity Filer Category	Non-accelerated Filer
Trading Symbol	gro
Entity Common Stock, Shares Outstanding	110,766,600
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)		Jun. 30, 2012 CNY		Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
Current assets:
Cash and cash equivalents	$ 25,955		164,890		$ 14,760	93,771		358,228		737,825	1,176,767
Restricted cash	62,759		398,706			456,250		136,000
Accounts receivable (net of allowance for doubtful accounts of RMB139, RMB46,901 and RMB43,833 (US$6,900) at December 31, 2010, June 30, 2011 and June 30, 2012, respectively)	152,816		970,839			1,122,810		284
Inventories	207,450		1,317,931			1,386,626		74,368
Prepayments and other current assets (net of allowance for doubtful accounts related to other current assets of RMB60 , RMB60 and RMB4,140 (US$651) at December 31, 2010, June 30, 2011 and June 30, 2012, respectively)	44,217		280,911			132,585		19,046
Tax receivable	4,071		25,867			14,747		0
Short - term derivative assets	2,326		14,777			28,674		0
Assets held for sale	4,375		27,794			2,705,909		0
Amounts due from related parties	2,201		13,980			98,032		1,300
Total current assets	506,170		3,215,695			6,039,404		589,226
Non-current assets:
Property, plant and equipment, net	70,407		447,296			485,294		6,245
Investment at fair value	0		0			0		403,490
Investment under equity method	9,964		63,304			61,300		47,894
Convertible redeemable notes	0		0			0		165,444
Intangible assets, net	58,528		371,825			398,465		353,026
Goodwill	140,565		893,009			893,009		10,135
Non-current prepayments	6,322	[1]	40,165	[1]		40,158	[1]	40,258	[1]
Deferred tax assets	11,703		74,350			44,795		2,032
Other assets, net	17,970		114,162			61,066		0
Total non-current assets	315,459		2,004,111			1,984,087		1,028,524
Total assets	821,629		5,219,806			8,023,491		1,617,750		2,006,153
Current liabilities:
Short-term bank borrowings, and current portion of long-term bank borrowings	93,288		592,661			485,885		59,604
Income tax payable	0		0			2,535		338
Accounts payable	133,009		845,005			735,673		177
Accrued expenses and other liabilities	54,163		344,094			493,914		51,030
Deferred tax liabilities	0		0			2,980		0
Short-term derivative liabilities	1,151		7,310			14,313		0
Amounts due to related parties	711		4,520			40,503		42,843
Liabilities classified as held for sale	0		0			2,236,559		0
Total current liabilities	282,322		1,793,590			4,012,362		153,992
Non-current liabilities:
Long-term bank borrowing, net of current portion	107,580		683,456			1,228,993		0
Other long-term liabilities	25,131		159,656			137,053		0
Total non-current liabilities	132,711		843,112			1,366,046		0
Total liabilities	415,033		2,636,702			5,378,408		153,992		293,667
Commitments and contingencies
Agria Corporation shareholders' equity:
Ordinary shares (par value US$0.0000001 per share; 499,900,000,000 shares authorized; 110,766,600 shares issued and outstanding at December 31, 2010, June 30, 2011 and June 30, 2012.)	0		0			0		0
Additional paid-in capital	358,114		2,275,099			2,271,492		2,285,611
Statutory reserves	131		834			237		237
Accumulated other comprehensive loss	(15,532)		(98,678)			(123,425)		(95,147)
Accumulated deficit	(114,629)		(728,240)			(708,576)		(726,943)
Total Agria Corporation shareholders' equity	228,084		1,449,015			1,439,728		1,463,758
Noncontrolling interest	178,512		1,134,089			1,205,355		0
Total Equity	406,596		2,583,104			2,645,083		1,463,758		1,712,486	1,835,560
Total liabilities and equity	$ 821,629		5,219,806			8,023,491		1,617,750

[1]	As of December 31, 2010, June 30, 2011 and June 30, 2012, the Company prepaid RMB 40 million for leasing one parcel of land for an extended lease term from December 31, 2028 (expiration of its land use right) to December 31, 2038.

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)	$ 6,900			46,901		139
Prepayments and other current assets, allowance for doubtful accounts related to other current assets (in CNY and dollars)	$ 651	4,140		60		60
Ordinary shares, par value (in US dollars per share)	$ 0.0000001		$ 0.0000001		$ 0.0000001
Ordinary shares, shares authorized	499,900,000,000	499,900,000,000	499,900,000,000	499,900,000,000	499,900,000,000	499,900,000,000
Ordinary shares, shares issued	110,766,600	110,766,600	110,766,600	110,766,600	110,766,600	110,766,600
Ordinary shares, shares outstanding	110,766,600	110,766,600	110,766,600	110,766,600	110,766,600	110,766,600

CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Revenue	1,026,168 [1]	$ 1,089,061	6,918,807	29,022	3,013
Cost of revenue	(779,114)	(847,326)	(5,383,062)	(17,345)	(5,285)
Gross profit	247,054	241,735	1,535,745	11,677	(2,272)
Operating expenses:
Selling, general and administrative expenses	(271,112)	(214,261)		(98,671)	(89,619)
Research and development expenses	(7,033)	(5,043)		(114)	(1,156)
Total operating expenses	(278,145)	(219,304)		(98,785)	(90,775)
Operating income (loss)	(31,091)	22,431	142,507	(87,108)	(93,047)
Other income(expense)
Interest income	14,123	9,050	57,494	22,448	8,489
Interest and financing expenses	(22,316)	(18,660)	(118,548)	(2,266)	(40)
Exchange gain (loss)	(12,834)	1,441	9,153	(2,843)	(16,602)
Unrealized (loss) gain in investment	55,542	0	0	1,946	(548)
Other expense	(3,162)	(5,579)	(35,443)	(1,341)	(33)
Other income	2,251	4,574	29,057	20,634	2,799
Income (loss) from equity investments	10,232	(303)	(1,924)	(2,223)	0
Income (loss) before income tax	12,745	12,954	82,296	(50,753)	(98,982)
Income tax	1,096	(2,145)	(13,630)	(7,104)	(10,915)
Income (Loss) from continuing operations	13,841	10,809	68,666	(57,857)	(109,897)
Income (loss) from discontinued operations	(2,852)	0	0	(1,314)	(25,378)
Net income (loss) attributable to Agria Corporation	10,989	10,809	68,666	(59,171)	(135,275)
Less net income or addition of net loss attributable to the non controlling interest	7,377	(13,325)	(84,648)	0	0
Net income (loss)	18,367	(2,516)	(15,982)	(59,171)	(135,275)
Loss per ordinary share:
Loss per share from continuing operations - basic and diluted	0.18	$ (0.02)	(0.14)	(0.49)	(0.88)
Loss per share from discontinued operations - basic and diluted	(0.01)	$ 0	0	(0.01)	(0.2)
Net income (loss) per share - basic and diluted	0.17	$ (0.02)	(0.14)	(0.5)	(1.08)
Weighted average number of ordinary shares outstanding-Basic and diluted	110,766,600	110,766,600	110,766,600	118,377,357	125,271,946
Amounts attributable to Agria Corporation's common shareholders
Income (loss) from continuing operations, net of tax	19,520	(2,516)	(15,982)	(57,857)	(109,897)
Discontinued operations, net of tax	(1,153)	0	0	(1,314)	(25,378)
Net income (loss)	18,367	$ (2,516)	(15,982)	(59,171)	(135,275)

[1]	Revenue from countries other than China represent only two months results as a result of PGW acquisition.

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net Income (loss)	10,989	$ 10,809	68,666	(59,171)	(135,275)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
(Income) loss from equity investments	(10,232)	303	1,924	2,223	0
Loss on disposal of P3A	0	0	0	(21,598)	0
Deferred income tax	18,755	(5,730)	(36,402)	8,489	10,915
Unrealized loss in investment	(55,542)	0	0	(1,946)	548
Share-based compensation and other non-cash operating items	3,709	729	4,630	9,835	14,833
Loss on disposal of property, plant and equipment and other assets	(990)	4,040	25,665	536	20,325
Depreciation	4,442	7,217	45,852	2,985	16,479
Amortization of intangible assets	14,122	2,709	17,212	25,003	24,292
Allowance for doubtful accounts	115	2,435	15,470	138	7,346
Write-down of inventories	0	0	0	0	22,508
Imputed interest on amounts due to related parties	0	0	0	0	601
Changes in operating assets and liabilities, net of business acquisition:
Accounts receivable	305,001	16,252	103,247	(21)	47,404
Inventories	(31,521)	(5,698)	(36,200)	(54,496)	(34,936)
Prepayments and other current assets	24,437	(2,495)	(15,848)	(10,182)	(8,697)
Amounts due from related parties	(18,327)	822	5,225	(1,300)	1,719
Deferred revenue	0	0	0	(1,042)	(1,536)
Income tax payable	(21,374)	(4,061)	(25,799)	338	(2,507)
Income tax receivable	5,889	0	0	0	0
Accounts payable	(89,481)	2,505	15,916	(1,523)	3,939
Accrued expenses and other liabilities	(21,514)	(892)	(5,668)	6,283	6,163
Amounts due to related parties	(32,221)	(1,024)	(6,508)	42,843	(805)
Non-current prepayments	0	0	0	200	403
Other operating assets and liabilities	(28,264)	837	5,320	0	0
Net cash (used in) provided by operating activities	77,993	28,758	182,702	(9,210)	(6,281)
Cash flows from investing activities:
Payment for investment in PGW (net of cash received) (Note 3)	(695,539)	0	0	0	(414,595)
Payment for Investment in PGW convertible redeemable note (Note 3)	0	0	0	(165,446)	0
Payment for other investments	(4,900)	(73,001)	(463,773)	(40,000)	(7,000)
Business acquisitions (net of cash received) (Note 4)	0	0	0	(663)	516
Cash disposed of with the P3A disposal	0	0	0	(87,486)	0
Acquisition of property, plant and equipment and other assets	(5,247)	(11,646)	(73,985)	(568)	(3,400)
Acquisition of intangible assets	(13,014)	(862)	(5,477)	0	(5,502)
Proceeds from sales of investment		84,314	535,647
Net decrease of finance receivables		28,390	180,363
Proceeds from disposal of property, plant and equipment and other assets	31,225	436	2,767	17,010	0
Net cash (used in) provided by investing activities	(687,475)	27,631	175,542	(277,153)	(429,981)
Cash flows from financing activities:
Proceeds from borrowings	884,848	17,147	103,215	119,209	8,750
Repayment of borrowings	(327,347)	(76,168)	(483,899)	(59,605)	(8,800)
Proceeds from share issue of Agria Asia	129,432	12,408	78,825	0	0
Cash pledged for borrowings	(320,249)	0	0	(136,000)	0
Cash released from pledged deposit		9,058	57,543
Payment of dividend to non controlling interest		(584)	(3,708)
Payment of share issuance related cost	(17,829)	0	0	0	0
Finance facility fees	(12,792)	(1,213)	(7,708)
Repurchase of shares	0	0	0	0	(1,976)
Other	0	(2,915)	(18,516)	0	0
Net cash (used in)provided by financing activities	336,063	(43,167)	(274,248)	(76,396)	(2,026)
Effect of exchange rate changes on cash and cash equivalents	8,962	(2,027)	(12,877)	(16,838)	(654)
Net increase (decrease) in cash and cash equivalents	(264,457)	11,195	71,119	(379,597)	(438,942)
Cash and cash equivalents at the beginning of period	358,228	14,760	93,771	737,825	1,176,767
Cash and cash equivalents at the end of period	93,771	25,955	164,890	358,228	737,825
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	10,866	23,050	118,548	980	0
Cash paid during the period for income taxes	687	4,870	30,937	1,729	0
Supplemental disclosure of non-cash investing activities:
Acquisition of property, plant and equipment, intangible assets and other assets through utilization of non-current prepayment	0	0	0	0	209,311
Non-cash exchange of other assets - breeder sheep	0	0	0	0	11,859
Disposal of P3A (Note 6):
Repurchase of shares	0	0	0	182,598	0
Carrying amount of net assets, including cash of RMB 87,500	0	0	0	(204,200)	0
Loss on Disposal	0	$ 0	0	(21,598)	0

CONSOLIDATED STATEMENTS OF CASH FLOWS [Parenthetical] (CNY) In Thousands, unless otherwise specified	Dec. 31, 2010
Cash including in net assets on disposal of P3A	87,500

CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY AND COMPREHENSIVE LOSS In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Common Stock [Member] USD ($)	Additional Paid-In Capital [Member] USD ($)	Additional Paid-In Capital [Member] CNY	Statutory Reserves [Member] USD ($)	Statutory Reserves [Member] CNY	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY
Balance at Dec. 31, 2008		1,835,560	$ 0		2,368,520		76,953		(77,653)		(532,260)		0
Balance (in shares) at Dec. 31, 2008					125,800,000
Comprehensive income:
Net Income (loss)		(135,275)	0		0		0		0		(135,275)		0
Foreign currency translation adjustments		(656)	0		0		0		(656)		0		0
Total comprehensive income		(135,931)
Repurchase of shares (Note 16)		(1,976)	0		(1,976)		0		0		0		0
Repurchase of shares (Note 16) (in shares)					(640,000)
Share based compensation		14,833	0		14,833		0		0		0		0
Balance at Dec. 31, 2009		1,712,486	0		2,381,377		76,953		(78,309)		(667,535)		0
Balance (in shares) at Dec. 31, 2009			125,160,000		125,160,000
Comprehensive income:
Net Income (loss)		(59,171)	0		0		0		0		(59,171)		0
Foreign currency translation adjustments		(16,838)	0		0		0		(16,838)		0		0
Total comprehensive income		(76,010)
Repurchase of shares (Note 16) (in shares)			(14,393,400)
Share based compensation		9,835	0		9,835		0		0		0		0
Reverse statutory reserves due to disposal of P3A		0	0		76,953		(76,953)		0		0		0
Statutory reserves		0	0		0		237		0		(237)		0
Balance at Dec. 31, 2010		1,463,758	0		2,285,611		237		(95,147)		(726,943)		0
Balance (in shares) at Dec. 31, 2010			110,766,600
Comprehensive income:
Net Income (loss)		10,989	0		0		0		0		18,367		(7,378)
Foreign currency translation adjustments		(19,726)	0		0		0		(19,726)		0		0
Total comprehensive income		8,736	0		0		0		0		0		0
Share issue related cost		190,008	0		(17,828)				0		0		207,836
Share based compensation		3,709	0		3,709		0		0		0		0
Non-controlling interest and accumulated other comprehensive loss through acquisition of PGW		996,344	0		0		0		(8,552)		0		1,004,896
Balance at Jun. 30, 2011		2,645,083	0		2,271,492		237		(123,425)		(708,576)		1,205,355
Balance (in shares) at Jun. 30, 2011			110,766,600
Comprehensive income:
Net Income (loss)	10,809	68,666	0		0		0		0		(15,982)		84,648
Foreign currency translation adjustments		22,406	0		(1,101)		0		23,507		0		0
Total comprehensive income		91,072	0		0		0		0		0		0
Share based compensation		4,630	0		4,630		0		0		0		0
Statutory reserves		0	0		0		597		0		(597)		0
Increase of additional paid in capital		78	0		78		0		0		0		0
Non-controlling interest and accumulated other comprehensive loss through acquisition of PGW			0		0		0
Dividend paid to non-controlling interest (RMB4,123) and impact to non-controlling interest arising from settlement of intercompany financial instruments (Note 3)		(157,759)			0				1,240		(3,085)		(155,914)
Balance at Jun. 30, 2012	$ 406,596	2,583,104	$ 0	$ 358,114	2,275,099	$ 131	834	$ (15,532)	(98,678)	$ (114,629)	(728,240)	$ 178,512	1,134,089
Balance (in shares) at Jun. 30, 2012			110,766,600

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Dividend paid to non-controlling interest	4,123

Corporation Information and Basis of Presentation	12 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Corporation Information and Basis of Presentation
1.	Corporation Information and Basis of Presentation

Agria Corporation (the "Company" or "Agria") conducts operations in China and internationally through its subsidiaries and variable interest entities (VIEs) (collectively the "Group"). Within China, the Group is primarily involved in the research and development, production and sale of agricultural seed products. The international operations of the Group are undertaken through PGG Wrightson Ltd ("PGG Wrightson" or "PGW"). During the year ended June 30, 2012, China operations accounted for approximately 1% of total revenue, and international operations accounted for approximately 99% of total revenue (Note 22). The Company does not conduct any substantive operations of its own in the PRC and conducts its primary business operations in the PRC through VIEs. PRC Laws and regulations prohibit or restrict foreign ownership of research and development, production and sale of hybrid food crop businesses. To comply with these foreign ownership restrictions, the Group operates its research and development, production and sale of upstream agricultural productions in the PRC through its VIEs.

On September 29, 2011, our board of directors authorized a change in our fiscal year end to June 30 from December 31. These financial statements presented herein are for the year ended June 30, 2012, the 6 month transition period ended June 30, 2011, and the years ended December 31, 2010 and 2009. These financial statements have been prepared in accordance with generally accepted accounting principles in the United States.

In November 2008, Shenzhen Guanli Agricultural Technology Co., Ltd. ("Guanli") was set up using contractual agreements substantially consistent with those described above such that Agria Brother Biotech (Shenzhen) Co., Ltd. ("Agria Brother") effectively controlled Guanli.  As of June 30, 2012, the 100% legal interest in Guanli is held by two PRC individuals.

In September 2009, Shenzhen Agria Agricultural Co., Ltd ("Agria Agricultural") was set up with a 51% interest legally held by Guanli and a 49% interest legally held by another individual. In September 2009, Shenzhen Zhongyuan Agriculture Ltd. Co. ("Zhongyuan") was set up with a 95% interest legally held by Ms. Juan Li, the wife of Mr. Guanglin Lai, the chairman of board of directors, and a 5% interest legally held by another individual shareholder. Agria Brother has entered into the aforementioned contractual agreements with the individual legal shareholders of Agria Agricultural and Zhongyuan, respectively. Agria Brother has a legal obligation to provide funding of all losses incurred by Guanli, Agria Agricultural and Zhongyuan.

Through the aforementioned agreements, Aero Biotech Science & Technology Co., Ltd. (“WOFE”) and Agria Brother demonstrate their ability and intention to exercise the ability to absorb substantially all of the profits and all of the expected losses of Taiyuan Primalights III Agriculture Development Co., Ltd (“P3A”) (through the date of disposal), Guanli, Agria Agricultural and Zhongyuan.  Accordingly, WOFE and Agria Brother are the primary beneficiaries of P3A, Guanli, Agria Agricultural and Zhongyuan and consolidates their operating results in accordance with Accounting Standards Codification ("ASC") 810 "Consolidation" (Pre-codification: Financial Accounting Standards board ("FASB") Interpretation No. 46R, Consolidation of Variable Interest Entities, and Interpretation of ARB NO. 51).

On April 1, 2008, Agria Brother was established in the PRC as a wholly-owned subsidiary by China Victory International Holdings Ltd (“China Victory”) with a registered capital of US$29,000,000. The principal activity of Agria Brother is to provide biotechnology related services.

On September 30, 2009, Guanli acquired from a third party, a 100% equity interest in Beijing NKY Seeding Development Co., Ltd ("NKY").

On January 31, 2010, Guanli acquired a 70% equity interest in Tianjin Beiao Seed Technology Development Co., Ltd. ("Beiao"), and NKY acquired a 30% equity interest in this company. (Note 4)

On October 21, 2010, NKY Seeds International Co., Ltd established a wholly owned subsidiary named Wuwei NKY Seeds Co., Ltd., in Wuwei city of Gansu province in China. The principal activity of Wuwei NKY Seeds Co., Ltd. is to act as an exclusive sales agent of Wuwei Ganxin Seeds Co., Ltd. (“Ganxin”), the major production company for Agria.

The Company formed Southrich Limited, a wholly-owned subsidiary of Agria Group Limited, in September 2009 under the laws of the British Virgin Islands to hold our convertible redeemable notes issued by PGW in 2010.  Agria (Singapore) Pte. Ltd., or Agria Singapore, a wholly-owned subsidiary of Southrich Limited, was incorporated in November 2009 under the laws of Singapore to hold our 19.01% equity interest in PGW. In January 2010, Southrich Limited changed its name to Agria Asia Investments Limited.  In January 2011, Agria Singapore made an offer to the shareholders of PGW to acquire an additional 31% of the shares in PGW at the offer price of NZ$0.60 per share.  On April 29, 2011, the Company completed this acquisition and increased its shareholding of PGW to 50.01% (Notes 3 and 4). In April 2011, New Hope International (Hong Kong) Limited invested US$20 million in the equity of Agria Asia Investments, upon which the Company's equity interest in Agria Asia Investments was 88.05%. In April 2011, the Company also entered a conditional sale and purchase agreement to sell a 7.24% stake in Agria Asia Investments to Ngai Tahu Holdings for approximately US$12 million.  This sale became unconditional when the shareholders of PGW approved the transaction in June 2011, and this amount was received in July 2011. Upon the completion of this sale, the Company's equity interest in Agria Asia Investments became 80.81%.

In March 2011, Wuwei Ganxin Seeds Co., Ltd. increased its registered capital from RMB20 million to RMB30 million pursuant to new regulations. Accordingly, the Company increased its investment in Ganxin by RMB4.9 million (US$0.7 million) to maintain the Company's 49% equity interest.

In March 2011, Beiao established a new subsidiary, named Shanxi Jufeng Seeds Co., Ltd., in Shanxi province, PRC. The initial investment is RMB1.11 million. This new company began their operations in a seeds business in Shanxi, PRC.

As of June 30, 2012, the Company's subsidiaries consisted of the following entities:

Name	Place of incorporation

Agria Biotech Science & Technology Co., Ltd	PRC
Agria Group Ltd	BVI
China Victory	Hong Kong
Agria Brother	PRC
Agria Biotech Overseas Ltd ("Agria Overseas")	Hong Kong
Southrich Limited ("Agria Asia Investment Ltd.")	BVI
Agria (Singapore) Pte. Ltd ("Agria Singapore")	BVI
Agria Corporation (New Zealand) Ltd ("Agria New Zealand")	New Zealand
PGG Wrightson Limited ("PGW")	New Zealand
Agriculture New Zealand Limited	New Zealand
Agri-Feeds Limited	New Zealand
AgriTech South America Limited (formerly PGG Wrightson Investments Limited)	New Zealand
Grasslands Innovation Limited	New Zealand
PGG Wrightson Consortia Research Limited	New Zealand
PGG Wrightson Employee Benefits Plan Trustee Limited	New Zealand
PGW AgriTech Holdings Limited	New Zealand
PGW Rural Capital Limited	New Zealand
PGW AgriTech New Zealand Limited	New Zealand
AgriServices South America Limited	New Zealand
PGG Wrightson Real Estate Limited	New Zealand
PGG Wrightson Seeds Limited	New Zealand
PGG Wrightson Trustee Limited	New Zealand
PGW Corporate Trustee Limited	New Zealand
Agricom Limited	New Zealand
PGG Wrightson Genomics Limited	New Zealand

PGW AgriTech Australia Pty Limited	Australia
PGG Wrightson Real Estate Australia Pty Limited	Australia
PGG Wrightson Seeds (Australia) Pty Limited	Australia
AusWest Seeds Pty Limited	Australia
Stephen Pasture Seeds Pty Limited	Australia
Juzay S.A.	Uruguay
Wrightson Pas S.A. Limited	Uruguay
PGG Wrightson Uruguay Limited	Uruguay
PGW AgriTech South America SA	Uruguay
Hunker S.A. (t/a Rural Centre)	Uruguay
Lanelle S.A. (t/a Riegoriental)	Uruguay
Afinlux S.A. (t/a Romualdo Rodriguez)	Uruguay
Idogal S.A. (t/a Veterinaria Lasplaces)	Uruguay
Agrosan S.A.	Uruguay
Alfalfares S.R.L.	Argentina
NZ Ruralco Participacoes Ltda	Brazil

As of June 30, 2012, the Company consolidates the following VIEs and their consolidated subsidiaries which comprised substantially all of the Group's operations:

Name	Place of incorporation

Guanli	PRC
Agria NKY Seeds Co., Ltd. (Formerly NKY Seeds International Co., Ltd.)*	PRC
Agria Asia International Ltd ("Agria Asia") *	Hong Kong
Agria Agricultural	PRC
Zhongyuan	PRC
Agria Hong Kong Ltd ("Agria Hong Kong") **	Hong Kong
Tianjin Beiao Seed Technology Development Co Ltd	PRC
Wuwei NKY Seeds Co., Ltd.	PRC
Shanxi Jufeng Seeds Co Ltd	PRC

*	Agria Asia and NKY are 100% owned by Guanli

**	Agria Hong Kong is 100% owned by Zhongyuan

The carrying amount of the total assets and total liabilities of VIEs as of June 30, 2012 were RMB372.6 million (US$ 58.6 million), and RMB109.2million (US$ 17.2 million), respectively. There was no pledge or collateralization of the VIEs' assets. Creditors of the VIEs have no recourse to the general credit of the Company, which is the primary beneficiary of the VIEs. The amount of the net assets of VIEs as of June 30, 2012 was RMB263.4 million (US$ 41.5 million). In addition, the Company has not provided any financial or other support that it was not previously contractually required to provide during the period presented to VIEs.

Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company is the primary beneficiary. All significant intercompany transactions and balances between the Company, its subsidiaries and its VIEs are eliminated upon consolidation.

Foreign Currency

The functional currency of the Company, Aero-Biotech, China Victory, Agria Hong Kong, Agria Asia, Agria Overseas, Agria Asia Investment and Agria Singapore is the United States dollar. The functional currency of Agria New Zealand and PGW is the New Zealand dollar. The functional currency of Agria China, Agria Brother and the VIEs is the RMB. The reporting currency of the Company is RMB.  Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the balance sheet date exchange rate.  Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of operations.

On consolidation, the financial statements of the companies that use the United States dollar and New Zealand dollar as their functional currency are translated into RMB at the exchange rate in effect at the balance sheet date for assets and liabilities, and at the average exchange rate during the year for income and expense items except for individually significant transactions whereby the exchange rates on the date the transactions are recognized are used. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders' equity.

Convenience Translation

Translations of amounts from RMB into United States dollars for the convenience of the reader were calculated at the noon buying rate of US$1.00 to RMB 6.353 on June 30, 2012 in the city of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York.  No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at such rate.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from these estimates. Significant estimates and assumptions reflected in the Company's consolidated financial statements include, but are not limited to revenue recognition, allowance for doubtful accounts, inventory write downs, impairment assessment and useful lives determination of property plant and equipment, valuation of intangible assets, goodwill and other long-lived assets, recognition of deferred income taxes, impairment assessments of investments and consolidation of VIEs.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use.

Accounts Receivable

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating troubled collection, historical experience, account balance aging and prevailing economic conditions. An accounts receivable balance is written off after collection efforts have ceased.

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined on a first in, first out basis. Raw materials and supplies consist of feed ingredients, packaging materials and operating supplies, while work-in-progress and finished goods include direct materials, direct labor and the allocation of manufacturing overhead costs. Livestock inventories includes live animals acquired for stock fattening programs and for live export.

Property, Plant and Equipment

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Buildings and improvements	5-50 years
Plant and machinery	5-10 years
Furniture and office equipment	3-5 years
Motor vehicles	5-6 years

Repair and maintenance costs are charged to expense when incurred, whereas the cost of renewals and betterments that extend the useful life of fixed assets are capitalized as additions to the related assets.  Retirement, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations.

All facilities purchased or constructed which require a period of time before completion are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including cost of facilities, installation costs and interest costs. Capitalization of interest costs ceases when the asset is substantially complete and ready for its intended use. No interest was capitalized in the year ended June 30, 2012.

Intangible Assets

Land use rights

Prepaid land use rights are recorded at the amount paid less accumulated amortization. Amortization is provided on a straight-line basis over the term of the agreement ranging from 10 to 46 years.

Acquired technologies

Acquired technologies, which consist primarily of purchased technology know-how related to the production of corn seeds and breeder sheep, are stated at cost less accumulated amortization. Amortization is calculated on a straight-line basis over the estimated useful lives of 3 to 15 years.

Software

Software consists of computer software purchased from third-party developers for internal use with an estimated useful life of 3 to 10 years.

Investments

Investments in privately held entities, which are not readily marketable or do not have quoted market prices, are recorded at cost.  Distributions received, other than for return of capital, are recorded as other income in the consolidated statements of operations.  The Company assesses its investments for other than temporary impairments when indicators of impairment arise, including adverse changes to financial condition and the market environment of the investees.

Through April 2011, in accordance with ASC 825-10 "Financial Instruments — overall", the Company elected to account for its PGW equity investee in which the Company exercised significant influence using fair value as determined by the investee's quoted market price (Notes 3, 23).  Accordingly, the investment was reflected on the balance sheet at its fair value, with changes in fair value between reporting periods reflected in the consolidated statements of operations.  As described in Note 4, in April 2011, the Company acquired a controlling interest in PGW.  The Company accounts for its other equity investees under the equity method of accounting.  Accordingly, the investments are reflected at original cost and adjusted for the Company's share of earnings or losses of the investees.  There are no significant differences between the carrying amounts and the underlying equity in the net assets of the investees.

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired. In April 2011, the Company acquired a controlling interest in PGW, resulting in additional goodwill (Note 4). In accordance with the provisions of ASC 350-20, “Intangibles - goodwill and other”, goodwill amounts are not amortized, but rather are tested for impairment at least annually, or more frequently if there are indicators of impairment present.  If the carrying value of the reporting unit to which goodwill is allocated is more than the reporting unit's fair value, goodwill is considered to be impaired.  A reporting unit's fair value is determined based on its expected cash flows.  The amount of goodwill impairment loss is measured as the excess of the carrying value of goodwill over its implied fair value.  Subsequent reversal of goodwill impairment loss is prohibited. Goodwill has been assigned to NKY, a component of the Company's corn seeds operating segment, Beiao, a component of the Company's vegetable seeds operating segment, and PGW, a company engaged in rural services in New Zealand, for purposes of impairment testing. No impairment charges have been recognized for the years ended December 31, 2009 and 2010, the six months ended June 30, 2011, and the year ended June 30, 2012.

Revenue Recognition

The Company recognizes revenue when (i) persuasive evidence of an arrangement exists; (ii) delivery of the products and/or services has occurred and risks and rewards of ownership have passed to the customer; (iii) the selling price is fixed or determinable; and (iv) collection of the resulting receivable is reasonably assured.

More specifically, the Company's sales arrangements are evidenced by individual sales agreements for each transaction. The customer takes title and assumes the risks and rewards of ownership of the products upon delivery of products, which generally occurs at shipping point. Other than warranty obligations, the Company does not have any substantive performance obligations to deliver additional products or services to the customers. The product sales price stated in the sales contract is final and not subject to adjustment. The Company generally does not accept sales returns and does not provide customers with price protection. The Company assesses a customer's creditworthiness before accepting sales orders. Based on the above, the Company records revenue related to product sales upon delivery of the product to the customers.

The Company is subject to significant seasonal fluctuations. In particular, livestock and seeds activities are significantly weighted to the second half of the financial year. Seeds revenues reflect the fact the Company operates in geographical zones that suit Autumn harvesting and sowing. New Zealand generally has spring calving and lambing, so Livestock trading is weighted towards the second half of the financial year in order for farmers to maximize their incomes. Other business units have similar but less material cycles. The Company recognizes this is the nature of the industry and plans and manages its business accordingly.

Revenue is recognized net of any taxes collected from customers and subsequently remitted to governmental authorities. The company generally records shipping and handling fees billed to customers as revenue, and shipping and handling costs incurred with the delivery of its products as cost of revenue.

Cost of Revenue

Cost of revenue includes direct and indirect production costs, as well as transportation and handling costs for products sold.

Research and Development Costs

The principal research and development activities are in the development of systems, processes and new seed cultivars. Research expenditure on the development of new systems and processes is recognized in profit or loss as incurred. Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. The expenditure capitalized includes the cost of materials, direct labor and overhead costs that are directly attributable to preparing the asset for its intended use. Other development expenditure is recognized in profit or loss when incurred. Capitalized development expenditure is measured at cost less accumulated amortization and accumulated impairment losses. Research and development expenditure on the development of new seed cultivars is recognized in profit or loss as incurred. Development costs of seed cultivars are substantially indistinguishable from the cultivar research costs.

Income Taxes

Deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company has elected to classify interest due on any underpayment of income taxes and penalties in interest expense and penalties, if and when required, within general and administrative expenses.

Employee Benefits

The Company’s net obligation with respect to defined benefit pension plans is calculated by estimating the future benefit that employees have earned in return for their service in the current and prior periods. That benefit is discounted to determine its present value, and any unrecognized past service costs and the fair value of any plan assets is deducted. The discount rate is the yield at the reporting date on bonds that have maturity dates approximating the terms of the Company’s obligations. The calculation is performed by a qualified actuary using the projected unit credit method. When the calculation results in a benefit to the Company, the recognized asset is limited to the lower of the net assets of the plan or the current value of the contributions holiday that is expected to be generated. Actuarial gains and losses are recognized directly in other comprehensive income and the defined benefit plan reserve in equity. Short-term employee benefit obligations are measured on an undiscounted basis and expensed as the related service is provided. A provision is recognized for the amount of outstanding short-term benefits at each reporting date. Provisions made with respect to employee benefits which are not expected to be settled within twelve months are measured as the present value of the estimated future cash outflows to be made by the Company with respect to services provided by employees up to reporting date.

Share-based Compensation

All grants of equity awards to employees are recognized in the financial statements based on their grant date fair values. The Company elected to recognize compensation cost for equity awards with only service conditions on a straight-line basis over the requisite service period for the entire award with the limitation that the amount of compensation cost recognized at any date must at least equal the portion of the grant-date value of the award that is vested at that date.

Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest.

Where the terms of an equity-settled award are modified, the minimum expense recognized is the expense as if the terms had not been modified. An additional expense is recognised for any modification, which increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the employee as measured at the date of modification.

Where an equity-settled award is cancelled and is not accompanied by a concurrent grant of a replacement award or other valuable consideration, it shall be accounted for as a repurchase for no consideration. Accordingly, any previously unrecognized compensation cost shall be charged to expense at the cancellation date.

Share-based compensation and other benefit plans for PGW were not significant to the June 30, 2011 operating results and financial position.

Discontinued Operations

A discontinued operation is a component of the Company’s business that represents a separate major line of business or geographical area of operations that has been disposed of or is held for sale, or is a subsidiary acquired exclusively with a view to resale. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. When an operation is classified as a discontinued operation, the comparative statement of comprehensive income is restated as if the operation had been discontinued from the start of the comparative period.

Comprehensive Income (loss)

Comprehensive income (loss) is defined as the change in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners.

Leases

Leases are classified at inception date as either a capital lease or an operating lease. A lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed over the lease term.

Earnings (loss) Per Share

Basic earnings (loss) per ordinary share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary shares issuable upon the conversion of the redeemable, convertible preferred shares are included in the computation of diluted income per ordinary share on an "if-converted" basis, when the impact is dilutive. The dilutive effect of outstanding share options is reflected in the diluted earnings per share by application of the treasury stock method.

Impairment of Long-lived Assets

The Company evaluates its long-lived assets or asset group, including finite-lived intangibles, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company will recognize an impairment loss based on the excess of the carrying amount of the asset group over its estimated fair value.

Fair Value of Financial Instruments

The carrying amounts of accounts receivable, accounts and notes payable, other liabilities and short-term bank borrowings approximate their fair value due to the short-term maturity of these instruments.

The long-term bank borrowings approximate their fair value, as their interest rates approximate market interest rates.

This fair value of related party receivables and payables is not practicable to estimate due to the unsure nature of the underlying transactions.

Derivative Financial Instruments

The Company uses derivative financial instruments to manage its exposure to interest rate and foreign currency risks arising from operational, financing and investment activities. The Company does not hold or issue derivative instruments for trading purposes. Generally, the derivatives do not qualify for hedge accounting. Such derivatives consist of forward exchange contracts, spot forward exchange contracts and foreign exchange options to manage exposure to foreign currency operations. Derivative financial instruments are recognized initially at fair value and transaction costs are expensed immediately. Subsequent to initial recognition, derivative financial instruments are stated at fair value. The gain or loss on re-measurement to fair value is recognized immediately in profit or loss. However, where derivatives qualify for hedge accounting, recognition of any resultant gain or loss depends on the nature of the hedging relationship.

Cash flow hedges generally consist of interest rate swaps that were used by PWF (Note 6) to hedge exposures to changes in the market rates of variable and fixed interest rates. Changes in the fair value of the derivative hedging instrument designated as a cash flow hedge are recognised directly in equity to the extent that the hedge is effective. To the extent that the hedge is ineffective, changes in fair value are recognised in profit or loss. If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated or exercised, then hedge accounting is discontinued prospectively. The cumulative gain or loss previously recognised in equity remains there until the forecast transaction occurs. When the hedged item is a non-financial asset, the amount recognised in equity is transferred to the carrying amount of the asset when it is recognised. In other cases the amount recognised in equity is transferred to profit or loss in the same period that the hedged item affects profit or loss. Subsequent to the sales of PWF (Note 6), the company does not have any cash flow hedges.

During all periods presented, total derivative transactions, gains and losses, and period end fair values and notional amount are not significant to the Company’s operations or financial position.

Segment Reporting

From 2009 through June 2010, the Company operated in corn seed, sheep products and seedlings segments. In July 2010, the Company disposed of its sheep products and seedlings business segments (Note 6). From August, 2010 to April 30, 2011, the Company operated and managed its business only in the China seeds business segment. Beginning with the acquisition of PGW at end of April 2011, the Company now operates in China seeds, International seeds and Agriservices segments (Note 22). The China seeds segment engages in production and sale of corn seed in China, the International seeds segment engages in seed, nutrition and grain businesses and the AgriServices segment engages in merchandising, livestock, insurance, real estate and irrigation and pumping businesses. The accounting policies used in its segment reporting are the same as those used in the preparation of its consolidated financial statements. The 2009 and 2010 segment data has been restated to reflect the 2010 disposition. In 2009 and 2010, the Company generated substantially all of its revenues from customers in the PRC. Beginning in May 2011, with the acquisition of PGW, the Company generated revenues from customers in the PRC, New Zealand, Australia, South America and the United Kingdom. Geographical information is presented in note 22.

Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued guidance to improve the comparability, consistency, and transparency of financial reporting and increases the prominence of items reported in other comprehensive income ("OCI") by eliminating the option to present components of OCI as part of the statement of changes in stockholders' equity. The amendments in this standard require that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Subsequently in December 2011, the FASB issued an update which indefinitely defers certain requirements to present on the face of the financial statements reclassification adjustments for items that are reclassified from OCI to net income in the statement(s) where the components of net income and the components of OCI are presented. The amendments in these standards do not change the items that must be reported in OCI, when an item of OCI must be reclassified to net income, or change the option for an entity to present components of OCI gross or net of the effect of income taxes. The guidance is effective for interim and annual periods beginning after December 15, 2011 and are to be applied retrospectively. The adoption of this guidance is expected to have an impact on the presentation of the Company's consolidated statements of operations and comprehensive loss, but will not impact the reported amounts.

In December 2010, the FASB issued updated guidance that modifies the goodwill impairment test. Goodwill is tested for impairment using a two-step process. The first step is to identify potential impairments by comparing the estimated fair value of a reporting unit to its carrying value, including goodwill. If the carrying value of a reporting unit exceeds the estimated fair value, a second step is performed to measure the amount of impairment, if any. The second step is to determine the implied fair value of the reporting unit’s goodwill, measured in the same manner as goodwill is recognized in a business combination, and compare the implied fair value with the carrying amount of the goodwill. If the carrying amount exceeds the implied fair value of the reporting unit’s goodwill, an impairment loss is recognized in an amount equal to that excess.

Updated guidance requires that, if the carrying amount of a reporting unit becomes zero or negative, the second step of the impairment test must be performed when it is more likely than not that a goodwill impairment loss exists. In considering whether it is more likely than not that an impairment loss exists, a company is required to evaluate qualitative factors, including the factors presented in existing guidance that trigger an interim impairment test of goodwill (e.g., a significant adverse change in business climate or an anticipated sale of a reporting unit). The provisions of the guidance became effective for our Company on January 1, 2011. The adoption did not have a material impact on our consolidated financial statements.

In September 2011, the FASB issued updated guidance that simplifies the goodwill impairment test. For its annual and interim goodwill impairment test, an entity first assesses qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described above. This update is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. However, early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. Our Company adopted the updated guidance for our annual goodwill impairment test in 2011.

In January 2010, the FASB issued additional disclosure requirements for fair value measurements. The new guidance requires more detailed disclosures of the changes in Level 3 instruments and was effective for our Company on January 1, 2011. The adoption did not have a material impact on our consolidated financial statements, as it only required additional disclosures.

In October 2009, the FASB issued amended revenue recognition guidance for arrangements with multiple deliverables. The new guidance eliminates the residual method of revenue recognition and allows the use of management’s best estimate of selling price for individual elements of an arrangement when vendor-specific objective evidence (VSOE), vendor objective evidence (VOE) or third-party evidence (TPE) is unavailable. The changes became effective for our Company on January 1, 2011. The amendment did not have a material impact on our consolidated financial statements.

In October 2009, the FASB issued guidance which amends the scope of existing software revenue recognition accounting. Tangible products containing software components and non-software components that function together to deliver the product’s essential functionality will be scoped out of the accounting guidance on software and accounted for based on other appropriate revenue recognition guidance. This guidance must be adopted in the same period that our Company adopts the amended accounting for arrangements with multiple deliverables described in the preceding paragraph. The changes became effective for our Company on January 1, 2011. The amendment did not have a material impact on our Consolidated Financial Statements.

Concentration of Risks

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. As of June 30, 2012, substantially all of the Company's cash and cash equivalents were deposited in several financial institutions. Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and ongoing monitoring process on outstanding balances.

Current vulnerability due to certain other concentrations

The Company operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC's political, economic and social conditions.  There is also no guarantee that the PRC government's pursuit of economic reforms will be consistent or effective.

Except for PGW and overseas companies outside mainland China, substantially all of the Company's other businesses are transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People's Bank of China. However, the unification of the exchange rates does not imply the convertibility of RMB into United States dollars or other foreign currencies.  All foreign exchange transactions continue to take place either through the People's Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People's Bank of China. Approval of foreign currency payments by the People's Bank of China or other institutions requires submitting a payment application form together with suppliers' invoices, shipping documents and signed contracts. In June 2010, the PRC government indicated that it would make the foreign exchange rate of the RMB more flexible. There has been no subsequent changes to the policies. It is difficult to predict the effect of this change to the foreign exchange rate of the RMB in the future.

Investment in PGW	12 Months Ended
Jun. 30, 2012
Investments Disclosure [Abstract]
Investment in PGW
3.	Investment in PGW

On October 16, 2009, the Company and PGW entered into an agreement to jointly work to create value for both companies through the advancement of agricultural technology and the development of new markets.

In October 2009, the Company invested in PGW through the placement of 41.1 million newly- issued shares representing 11.52% of PGW's share capital, at NZD$0.88 per share, at a value of NZ$36.2 million (US$25.3 million).

In November 2009, together with all existing shareholders of PGW (on a pro rata basis), the Company subscribed for an additional 46.2 million shares at an aggregate price of NZ$20.8 million (US$14.6 million) without changes in the percentage of shareholding before and after the subscription.

On December 23, 2009, one of the existing shareholders of PGW sold the Company 56.8 million of PGW's share rights at NZ$0.025 per share right. The Company exercised these rights and subscribed for 56.8 million shares at an aggregate consideration of NZ$27.0 million (US$18.9 million). Upon the completion of the acquisition, the Company held an equity interest of 19.01% in PGW which enabled it to have 2 directors on PGW's board.  Accordingly, the Company determined that its representation on the board of directors of this investee enabled it to apply significant influence over PGW.

Through the date of the April 2011 PGW acquisition (Note 4), the Company elected to apply the fair value option for its equity investment in PGW, which otherwise would be accounted for using equity method accounting, because it believed a readily determinable fair value based on the investee's quoted market price provided investors with the most relevant and reliable information in assessing its value.  The Company recognized the increase in fair value, which amounted to RMB55,542,000  (US$8,593,000), between December 31, 2010 and April 30, 2011 in the consolidated statements of operations.

Under the agreement signed between the Company and PGW in November 2009, PGW agreed to issue Convertible Redeemable Notes ("CRNs") having an aggregate principal amount of US$25 million to the Company with the proceeds being invested as new capital into PGG Wrightson Finance, to enhance regulatory capital and provide greater liquidity and capacity for growth in that business.  As a result, PGW issued the CRNs to Agria Asia on January 15, 2010.

The key features of the convertible redeemable notes, which were repaid in December 2011, were as follows:

Term

The convertible redeemable notes have a perpetual term.

Interest

Interest payable under the convertible redeemable notes is:

•     For the period from January 15, 2010 to December 31, 2011, 8.0% per annum on the principal amount of the notes;

•      For the period from January 1, 2012 to December 31, 2013, the two-year swap rate quoted by Reuters  on December 31, 2011 plus a margin of 5.5%; and

•       For subsequent two-year periods commencing on January 1, 2014, January 1, 2016 and thereafter, the two-year swap rate quoted by Reuters at the start of the relevant two-year period plus a margin of 6.5%.

PGG Wrightson can suspend the interest payments at its sole discretion. Suspended interest accumulates and any suspended interest is payable on any subsequent interest payment date at the sole discretion of PGG Wrightson.  At any time when there is suspended interest, PGG Wrightson may not declare or pay any dividend or make a distribution on its ordinary shares. Once payment of interest on the notes is resumed, PGG Wrightson may not declare or pay any dividend or make a distribution on its ordinary shares for a period of 12 months commencing on the date on which the payment of interest is resumed, unless all suspended and unpaid interest is paid.

Conversion and Redemption

Unless otherwise agreed by PGG Wrightson and the Company, PGG Wrightson may elect at its sole discretion to convert or redeem the notes at any time following 18 months after January 15, 2010.

In the event that PGG Wrightson elects to convert the notes into its ordinary shares, each note will be converted into 2.1 ordinary shares of PGG Wrightson, subject to PGG Wrightson's shareholder approval.

In the event that PGG Wrightson elects to redeem the notes, the Company may choose whether the notes will be redeemed in cash or exchanged into ordinary shares of PGG Wrightson Finance, a wholly owned subsidiary of PGG Wrightson, which exchange is subject to PGG Wrightson's shareholder approval.

If the notes are redeemed in cash, PGG Wrightson will pay the Company  102% of the principal amount of the notes if the redemption takes place on or before December 31, 2011, or 104%, with each subsequent two-year period cash redemption amount accreting at an additional 2%, if the redemption takes place during the two-year period after December 31, 2011.

If the notes are exchanged into ordinary shares of PGG Wrightson Finance, the exchange ratio at which each note is exchanged into PGG Wrightson Finance ordinary shares will be the greater of (1) 1/(net tangible assets per PGG Wrightson Finance share on December 31, 2009), and (2) 1/(net tangible assets per PGG Wrightson Finance share at the last day of the month immediately prior to the time of exchange), provided that the exchange ratio shall be between 30% to 50%, depending upon the performance of PGG Wrightson Finance. In addition to the exchange, PGG Wrightson will also pay Agria 2% of the principal amount of the notes to be redeemed if the redemption occurs on or before December 31, 2011, or 4%, with each subsequent two-year exchange period redemption payment accreting at an additional 2%, if the redemption occurs between January 1, 2012 and on or before December 31, 2013.

In the event that shareholder approval, or any other regulatory or other approval or consent required by either PGG Wrightson or the Company in order to effect the exchange of PGG Wrightson Finance ordinary shares, cannot be obtained, the Company will have the option to have PGG Wrightson redeem the notes in cash at the abovementioned cash redemption amount, or have PGG Wrightson pay the Company in cash the cash equivalent value of the ordinary shares of PGG Wrightson Finance sought to be transferred to the Company under the exchange arrangement.

In April 2011, the Company acquired a controlling interest in PGW. Therefore, from the date of acquisition, the convertible redeemable notes have been eliminated on consolidation. In December 2011, the convertible redeemable notes were repaid at 102% of the principal amount. The repayment of the intercompany financial instrument impacted non-controlling interest as reflected on the statement of changes in equity.

Business Acquisitions	12 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Business Acquisitions
4.	Business Acquisitions

2009 acquisition:

In order to expand its spectrum ofagricultural research, on September 30, 2009, Guanli acquired a 100% equity interest of NKY, an entity engaged in research and sales of agriculture products in the PRC, for RMB5,000,000 (US$732,504). The acquisition was accounted for as a business acquisition in accordance with ASC 805-10, “Business Combinations: Overall”. The results of NKY’s operations have been included in the consolidated financial statements since its acquisition date.

The following table summarizes the fair values of the assets acquired and liabilities assumed as at the date of acquisition:

	As at September 30, 2009
	(RMB’000)	(US$’000)

Cash	5,516	808
Accounts receivable	596	87
Inventories	12,456	1,825
Other current assets	6,446	944
Property and equipment, net	1,355	199
Other non-current assets	508	74
Payable for acquisition of technology	(5,086)	(745)
Advance from customers	(13,674)	(2,003)
Other current liabilities	(16,233)	(2,378)
Deferred tax assets, non current	3,362	494
Deferred tax liability, current	(63)	(9)
Goodwill	9,817	1,437

Purchase consideration	5,000	733

The goodwill recognized represents expected synergies from combining operations of NKY and its intangible assets that do not qualify for separate recognition with the operations of the Company. Goodwill has been assigned to NKY, a component of the Company's China Seeds operating segment, for purposes of impairment testing.

Pro forma results of operation for this acquisition have not been presented because the effects of the acquisition were not material to the Company’s consolidated financial results.

2010 acquisition:

In 2010, the Company acquired a 100% equity interest of Beiao, an entity engaged in research and sales of vegetable seeds in the PRC, for cash consideration of RMB1,000,000 (US$151,515). The Company recognized goodwill of RMB317,560 (US$48,115) for this acquisition.

Purchase price allocation and pro forma results of operation for this acquisition have not been presented because the effects of the acquisition were not material to the Company’s consolidated financial results.

2011 acquisition of controlling interest in PGW:

In April 2011, Agria Singapore purchased an additional 234,963,938 shares of PGG Wrightson at the offer price of NZ$0.60 (US$0.46) per share to bring its total shareholding in PGG Wrightston from 19.01% to 50.01%. The acquisition has been accounted under the acquisition method of accounting in accordance with ASC 805, "Business Combinations". The results of PGG Wrightson's operations have been included in the consolidated financial statements since its acquisition date. We previously accounted for our 19.01% interest in PGW as an equity method investment.

The aggregate purchase consideration is comprised of the following:

	As at April 30, 2011
	(RMB'000)	(US$'000)

Cash consideration transferred	734,356	113,616
Fair value of the Noncontrolling Interest	967,152	149,633
Fair value of previously held equity interest	450,385	69,681
Total consideration	2,151,893	332,930

As the result of obtaining control over PGW, our previously held 19.01% interest was remeasured to fair value at acquisition date, resulting in a gain of RMB55.5 million (US$8.6 million). This has been recognized in unrealized gain from investment in the consolidated statements of operations.

The following table summarizes the fair values of the assets acquired and liabilities assumed as of the date of acquisition, including the effect of measurement period adjustments recorded in 2012 and 2011 as discussed below:

	As at April 30, 2011
	(RMB'000)	(US$'000)

Cash	38,817	6,006
Accounts receivable	1,421,690	219,957
Inventory	1,274,040	197,113
Other current assets	167,311	25,886
Property and equipment	443,588	68,630
Investment in equity accounted associates & other investment	73,673	11,398
Other non-current assets	75,308	11,651
Goodwill	882,874	136,594
Accounts payable	(850,887)	(131,645)
Short-term borrowings	(337,983)	(52,291)
Other current liabilities	(450,285)	(69,667)
Long-term borrowings	(754,836)	(116,784)
Other long-term liabilities	(154,367)	(23,883)
Net assets held for sale	473,581	73,270
Deferred tax assets	61,287	9,482
Deferred tax liabilities	(2,923)	(452)
Income tax payable	(23,571)	(3,647)
Noncontrolling interest	(10,259)	(1,587)
Convertible Redeemable Note and accrued interest	(175,165)	(27,101)
Purchase consideration	2,151,893	332,930

A change to the acquisition date fair value of the identifiable net assets during the measurement period (up to one year from the acquisition date) affects the amount of the purchase price allocated to goodwill. Changes to the purchase price allocation are adjusted retrospectively to the consolidated financial results. The values above include measurement period adjustments recorded in 2012 and further detailed below. The measurement period adjustments were recorded based on information obtained subsequent to the acquisition.  The June 30, 2011 balances for Goodwill and Other assets on the Consolidated Statements of Financial Position have been revised to include the effect of the measurement period adjustment recorded in 2012.

The goodwill recognized represents expected synergies and incremental growth that we anticipate accruing both in PGW and across the rest of the Group. We expect this to be achieved by the Company management providing PGW with expertise on capitalizing on opportunities in the China market and by PGW providing the rest of the Group with expertise on leading international agriculture practices and techniques.

Measurement period adjustments:

As previously disclosed, the fair values initially assigned to the assets acquired and liabilities assumed were preliminary and subject to refinement pending information necessary regarding facts and circumstances that existed as of the acquisition date for a period not to exceed one year up to one year after the closing date. The Company updated the previously reported consolidated balance sheets and statements of operations, of changes in Shareholders’ Equity and of Cash Flows for the six months period ended June 30, 2011 for the final measurement period adjustments that are reflected in the table below.

Consolidated Balance Sheet

	As initially reported June 30, 2011	Measurement period adjustment	Adjusted June 30, 2011
	(RMB)	(RMB)	(RMB)
ASSETS
Current assets:
Cash and cash equivalents	93,771		93,771
Restricted cash	456,250		456,250
Accounts receivable	1,122,810		1,122,810
Inventories	1,424,468	(37,842)	1,386,626
Prepayments and other current assets	132,585		132,585
Tax Receivable	14,747		14,747
Deferred tax assets	—		—
Short –term derivative assets	28,674		28,674
Assets held for sale	2,710,238	(4,329)	2,705,909
Amounts due from related parties	98,032		98,032
Total current assets	6,081,575	(42,171)	6,039,404

Non-current assets:
Property, plant and equipment, net	510,653	(25,359)	485,294
Investment under equity method	61,300		61,300
Intangible assets, net	398,465		398,465
Goodwill	838,928	54,081	893,009
Non-current prepayments	40,158		40,158
Deferred tax assets	44,795		44,795
Other assets, net	61,066		61,066
Total non-current assets	1,955,365	28,722	1,984,087
Total assets	8,036,940	(13,449)	8,023,491

LIABILITIES AND EQUITY
Current liabilities:
Short-term bank borrowings	485,885		485,885
Income tax payable	2,535		2,535
Accounts payable	765,554	(29,881)	735,673
Accrued expenses and other liabilities	493,914		493,914
Deferred tax liabilities	—	2,980	2,980
Short-term derivative liabilities	14,313		14,313
Amounts due to related parties	10,622	29,881	40,503
Liabilities classified as held for sale	2,233,054	3,505	2,236,559
Total current liabilities	4,005,877	6,485	4,012,362

Non-current liabilities:
Long-term bank borrowing	1,228,993		1,228,993
Other long-term liabilities	137,053		137,053
Total non-current liabilities	1,366,046		1,366,046
Total liabilities	5,371,923	6,485	5,378,408

Equity:
Agria Corporation shareholders’ equity:
Ordinary shares (par value US$0.0000001 per share; 499,900,000,000 shares authorized; 110,766,600 shares issued and outstanding at December 31, 2010, June 30, 2011 and June 30, 2012.)	—		—
Additional paid-in capital	2,271,492		2,271,492
Statutory reserves	237		237
Accumulated other comprehensive loss	(121,746)	(1,679)	(123,425)
Accumulated deficit	(701,413)	(7,163)	(708,576)
Total Agria Corporation shareholders’ equity	1,448,570	(8,842)	1,439,728
Noncontrolling interest	1,216,447	(11,092)	1,205,355
Total Equity	2,665,017	(19,934)	2,645,083
Total liabilities and equity	8,036,940	(13,449)	8,023,491

Consolidated Statement of Operation

	As initially reported 2011	Measurement period adjustment	Adjusted 2011
	(RMB)	(RMB)	(RMB)

Revenue	1,026,168		1,026,168
Cost of revenue	(761,366)	(17,748)	(779,114)
Gross profit	264,802	(17,748)	247,054

Operating expenses:
Selling, general and administrative expenses	(271,112)		(271,112)
Research and development expenses	(7,033)		(7,033)
Total operating expenses	(278,145)		(278,145)
Operating loss	(13,343)	(17,748)	(31,091)

Other income (expense)
Interest income	14,123		14,123
Interest and financing expenses	(22,316)		(22,316)
Exchange gain (loss)	(12,834)		(12,834)
Unrealized (loss) gain in investment	55,542		55,542
Other expense	(3,162)		(3,162)
Other income	2,251		2,251
Income (loss) from equity investments	10,232		10,232
Income (loss) before income tax	30,493	(17,748)	12,745
Income tax	1,074	22	1,096
Income (loss) from continuing operations	31,567	(17,726)	13,841
Income (loss) from discontinued operations	(2,852)		(2,852)
Net income (loss)	28,715	(17,726)	10,989
Less net income or addition of net loss attributable to the non controlling interest	(3,185)	10,563	7,378
Net income (loss) attributable to the Company	25,530	(7,163)	18,367

Loss per ordinary share:
Income(loss) per share from continuing operations – basic and diluted	0.24	(0.06)	0.18

Income (loss) per share from discontinued operations – basic and diluted	(0.01)		(0.01)

Net income (loss) per share – basic and diluted	0.23	(0.06)	0.17

Weighted average number of ordinary shares outstanding-Basic and diluted	110,766,600		110,766,600

Amounts attributable to Company's common shareholders
Income (loss) from continuing operations, net of tax	26,683	(7,162)	19,520
Discontinued operations, net of tax	(1,153)		(1,153)
Net income (loss)	25,530	(7,163)	18,367

Pro forma (unaudited)

The following summarized unaudited pro forma results of operations, which are inclusive of Continuing and Discontinued Operations, for the year ended December 31, 2010 and the 6 month period ended June 30, 2011, have been prepared assuming that the acquisition of PGW had occurred on January 1, 2010. These pro forma results have been prepared for comparative purposes only based on management's best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of January 1, 2010.

	(Unaudited)	(Unaudited)
	For the year ended December 31,2010	For 6 months Ended June 30,2011
	(RMB'000)	(RMB'000)

Pro forma revenues	6,256,583	3,551,666
Pro forma net loss	(57,110)	(94,701)
Pro forma net loss per ordinary share-basic and diluted	(0.48)	(0.85)

Investments Under Equity Method	12 Months Ended
Jun. 30, 2012
Equity Method Investments and Joint Ventures [Abstract]
Investments Under Equity Method
5.	Investment Under Equity Method

Details of the Company's equity method investees at June 30, 2012 are as follows:

	Proportion of ownership	December 31, 2010	June 30, 2011	June 30, 2012	June 30, 2012
Name of investee	interest	(RMB’000)	(RMB’000)	(RMB'000)	(US$'000)

Wuwei Ganxin Seeds Co., Ltd.	49.0%	41,183	53,679	53,679	8,449
Beijing Zhongnong Seed Industry Co., Ltd.	26.8%	6,711	6,720	8,280	1,303
Other, owned by PGW		—	901	1,345	212
		47,894	61,300	63,304	9,964

 The results of operations and financial position of the investees are not significant to the Company.

Disposition and Discontinued Operations	12 Months Ended
Jun. 30, 2012
Discontinued Operations and Disposal Groups [Abstract]
Disposition and Discontinued Operations
6.	Disposition and Discontinued Operations

Taiyuan Primalights III Modern Agriculture Development Co., Ltd ("P3A"), a company incorporated under the laws of the People's Republic of China (the "PRC") on April 20, 2000, is involved in the development, production and sale of corn seeds, sheep products and seedlings. In October 2003, China Victory International Holdings Limited ("China Victory"), a company incorporated under the laws of Hong Kong, entered into a purchase agreement (the "Acquisition") with the shareholders of P3A to acquire all of the dividend and voting rights in P3A without obtaining legal ownership over its ordinary shares. The Acquisition was structured in this manner because of the aforementioned legal restrictions placed on foreign ownership.

In June 2007, China Victory underwent certain restructuring events wherein it transferred its voting rights in P3A into its newly incorporated and wholly-owned subsidiary, Aero Biotech Science & Technology Co., Ltd (the "WOFE" or "Agria China"). In addition, the WOFE entered into an equity pledge agreement, exclusive call option agreement, power of attorney agreements and exclusive consultancy service, technology license and other service agreements (collectively, the "Contractual Agreements") with P3A and its shareholders. Together, these contractual agreements enable the WOFE to: a) exercise effective control over P3A through its ability to exercise all the rights of P3A's shareholders, including voting and transfer rights; b) receive substantially all of the earnings and other economic benefits to the extent permissible under PRC law and the management of the Company intends to do so; and c) have an exclusive option to purchase all or part of the equity interests in P3A held by the shareholders, to the extent permitted under PRC law for the higher of RMB100,000 or the minimum amount of consideration permitted by PRC law. The power of attorney agreements allow the WOFE to cause P3A to change the terms of the consultancy service, technology license and other service agreements at any time. In addition, P3A's shareholders have entered into an agreement to remit all of the dividends and other distributions received from P3A to the WOFE, subject to satisfaction of P3A shareholders' personal income tax and other statutory obligations arising from receiving such dividends or other distributions. During 2008, the number of shareholders in P3A changed from 4 individuals to 5 individuals, all of whom have entered into the Contractual Agreements. Agria China has a legal obligation to provide funding for all losses incurred by P3A.

On July 13, 2010, the Company sold substantially all assets of P3A, net of certain liabilities, to Mr. Frank Xue, the president and a director of P3A. As a result of the transaction, Agria received shares held by Mr. Xue representing 11.5% of the Company’s issued and outstanding share capital immediately prior to the transaction. These shares were then cancelled by the Company. The Company retained existing leases of nine parcels of land totaling approximately 13,500 acres previously held by P3A. Mr. Xue was a related party of the Company since he is a director and president of P3A. The assets and liabilities of P3A as of December 31, 2008 and 2009 are comprised of the following:

	2008	2009	2009
	(RMB'000)	(RMB'000)	(US$'000)
Current assets	231,565	257,699	39,045
Non-current assets	202,815	172,344	26,113
Accounts payable and other liabilities	(232,182)	(246,995)	(37,423)
Net assets	202,198	183,048	27,735

Included in the loss from discontinued operations for the year ended December 31, 2010 is RMB20.3 million operating income from January 1, 2010 through the date of disposal and a RMB21.6 million loss on disposal, net of a reversal of deferred tax liabilities of approximately RMB 191.2 million (Note 18). There is no other significant income tax on discontinued operations for 2008, 2009, and 2010. Results of the P3A discontinued operations are as follows:

Discontinued Operations	2008	2009	From January 1, 2010 to date of disposal
	(RMB'000)	(RMB'000)	(RMB'000)	(US$'000)
Revenue from discontinued operations	465,064	173,956	112,277	17,012
Pretax income (loss)	121,053	(25,378)	(192,468)	(29,162)
Income (loss) from discontinued operations	121,053	(25,378)	(1,314)	(199)

At the time of the acquisition of PGW, PGW was in the process of selling PGG Wrightson Finance Limited (PWF), its financing operations. Therefore, this business operation was recorded as "held for sale" at the date of the PGW acquisition.

In June 2011, PGW finalized an agreement with Heartland New Zealand Limited to sell PWF to Heartland's wholly-owned subsidiary Heartland Building Society (Heartland). The sales price was an amount equal to the adjusted net tangible assets of PWF at the completion date of the transaction, being August 31, 2011.

Results of the PWF discontinued operations are as follows:

Results of discontinued operations	From April 30, 2011 (acquisiti on date) to June 30, 2011
	(RMB'000)	(US$'000)
Revenue from discontinued operations	30,676	4,746
Pretax loss	(135)	(21)
Loss from discontinued operations	(2,852)	(441)

Assets held for sale

In year ended June 30, 2011, assets of PWF specified in the share sale agreement have been classified as held for sale. Certain loans with a carrying value of approximately RMB322.7 million (US$49.9 million) were excluded from the sale and are to be transferred to a wholly owned PGW special purpose vehicle, which will be utilized to realize or refinance these facilities over the short to medium term. These assets are classified as other current assets (Note 9). Through June 30, 2012, certain of these receivables were collected by PGW and the outstanding receivables are approximately RMB146.4 million (US$23.1 million), net of an allowance of approximately RMB91.4 million (US$14.4 million). The Company expects the net amount to be realized in fiscal year 2013. PGW currently has seven properties classed as held for sale. The properties are on the market and are held at market value (approximately RMB3.2 million (US$0.5 million)).

The assets and liabilities classified as held for sale are comprised of the following:

	2010	2011	2012	2012
	(RMB'000)	(RMB'000)	(RMB'000)	(US$'000)
Assets classified as held for sale
Cash and cash equivalents	—	383,330	—	—
Property, plant and equipment	—	3,249	27,794	4,375
Intangibles	—	1,499	—	—
Finance and other receivables	—	2,317,830	—	—
	—	2,705,909	27,794	4,375
Liabilities classified as held for sale
Finance and other payables	—	(2,236,559)	—	—
	—	(2,236,559)	—	—

Accounts Receivable	12 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Accounts Receivable

7.	Accounts Receivable

Accounts receivable consist of the following:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Accounts receivable	423	1,169,711	1,014,672	159,715
Less: Allowance for doubtful accounts	(139)	(46,901)	(43,833)	(6,899)

	284	1,122,810	970,839	152,816

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Movements in allowance for doubtful accounts:
Balance at the beginning of the period	(12,853)	(10,670)	(139)	(46,901)	(7,382)
Increase from acquisition of PGW	—	—	(46,407)	—
Provision for doubtful collection	(14,664)	(139)	(355)	(23)	(4)
Decrease due to disposal of P3A	—	10,670	—	—	—
Collections of doubtful accounts allowed for	7,916	—	—	3,091	486
Write-offs	8,931	—	—	—	—

Balance at the end of the year	(10,670)	(139)	(46,901)	(43,833)	(6,899)

Inventories	12 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Inventories
8.	Inventories

Inventories consist of the following:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Raw materials and supplies	10,181	4,467	10,032	1,578
Work in progress	1,407	63,354	27,516	4,331
Finished goods	62,780	1,220,330	1,213,466	191,007
Livestock	—	135,304	102,960	16,207
Less: Allowance for inventory write down	—	(36,829)	(36,043)	(5,673)
	74,368	1,386,626	1,317,931	207,450

Prepayments and Other Current Assets	12 Months Ended
Jun. 30, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and Other Current Assets
9.	Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Non-current assets
Non-current Prepayments (1)	40,258	40,158	40,165	6,322

Current assets
Prepayments(3)	106	32,920	31,345	4,934
Advances to suppliers (2)	1,586	3,808	11,593	1,825
Finance receivable (4)	—	—	146,447	23,051
Other receivable (5)	17,414	95,917	95,666	15,058
Less: Allowance for doubtful accounts	(60)	(60)	(4,140)	(651)
	19,046	132,585	280,911	44,217

(1)	As of December 31, 2010, June 30, 2011 and June 30, 2012, the Company prepaid RMB 40 million for leasing one parcel of land for an extended lease term from December 31, 2028 (expiration of its land use right) to December 31, 2038.

(2)	This amount represents interest-free payments to suppliers associated with contracts the Company enters into for the future scheduled delivery of corn seeds. The risk of loss arising from non-performance by or bankruptcy of the suppliers is assessed prior to placing the advance. To date, the Company has not experienced any loss on advances to suppliers.

(3)	The amount consists of RMB9.5 million (US$1.5 million) of prepayment of short-term debt financing costs which will be amortized over the term of the debt period, RMB4.8 million (US$0.8 million) property management fee and RMB5.3 million (US$0.8) prepayment of investment in Xinjiang production base and Zhuhai sweet corn business.

(4)	This amount represents individual impaired loans in PGG Wrightson. As part of the sale of the Company’s finance subsidiary PWF to Heartland Building Society, certain excluded loans were acquired by the Company’s wholly owned subsidiary PGW Rural Capital Limited.

(5)	This amount mainly represents merchandise rebates from suppliers.

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Movements in allowance for doubtful accounts:
Balance at the beginning of the year	(1,125)	(1,723)	(60)	(60)	(9)
Provision for doubtful accounts	(598)	—	—	(4,080)	(642)
Decrease due to disposal of P3A	—	1,663	—	—	—
Balance at the end of the year	(1,723)	(60)	(60)	(4,140)	(651)

Property, Plant and Equipment, Net	12 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
10.	Property, Plant and Equipment, Net

Property, plant and equipment consist of the following:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Land	—	83,003	72,078	11,346
Buildings and improvements	1,684	212,869	193,382	30,440
Plant and machinery	984	248,631	264,081	41,567
Furniture and office equipment	1,788	96,160	68,766	10,824
Motor vehicles	6,560	40,162	49,689	7,821
Construction in progress	—	16,008	6,860	1,080
Total original cost	11,016	696,834	654,856	103,078
Less: Accumulated depreciation	(4,771)	(211,540)	(207,560)	(32,671)

Net book value	6,245	485,294	447,296	70,407

Depreciation expense was RMB7,238,431, RMB2,985,402, RMB4,442,275 and RMB36,877,720 (US$5,804,773) for each of the years ended December 31, 2009 and 2010, six months ended June 30, 2011, and the year ended June 30, 2012, respectively.

Intangible Assets, Net	12 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
11.	Intangible Assets, Net

Intangible assets consist of the following:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Land use rights	395,637	395,637	395,637	62,276
Acquired technology	15,000	33,893	30,932	4,869
Software	258	76,078	75,357	11,862
Gross carrying value	410,895	505,608	501,926	79,007
Less: Accumulated amortization	(57,869)	(107,143)	(130,101)	(20,479)

Net carrying value	353,026	398,465	371,825	58,528

Amortization expenses for the years ended December 31, 2009 and 2010, the six months ended June 30, 2011, and the year ended June 30, 2012 were RMB24,291,800, RMB25,002,697, RMB14,122,321 and RMB26,386,130 (US$4,153,334), respectively.

The land use rights and acquired technology have weighted average amortization periods of 20 years and 3 years, respectively.

Expected amortization expense on these intangible assets for each of the next five years and thereafter is as follows:

Year ending June 30	(RMB’000)	(US$’000)

2013	23,373	3,679
2014	22,250	3,502
2015	21,302	3,354
2016	21,111	3,323
2017	20,907	3,291
Thereafter	262,882	41,379
	371,825	58,528

Other Assets	12 Months Ended
Jun. 30, 2012
Other Assets, Noncurrent [Abstract]
Investments and Other Noncurrent Assets [Text Block]
12.	Other Assets

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Investment accounted under cost method	—	57,074	111,665	17,577
Long-term derivative assets	—	3,992	2,497	393
	—	61,066	114,162	17,970

Derivative Financial Instruments	12 Months Ended
Jun. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
13.	Derivative Financial Instruments

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Short-term derivative assets held for risk management	—	28,674	14,777	2,326
Long-term derivative assets held for risk management (Note 12)	—	3,992	2,497	393
Short-term derivative liabilities held for risk management	—	(14,313)	(7,310)	(1,151)
Long-term derivative liabilities held for risk management (Note 15)	—	(4,393)	(1,470)	(231)
Net derivatives held for risk management	—	13,960	8,494	1,337

Bank Borrowings and Restricted Cash	12 Months Ended
Jun. 30, 2012
Bank Borrowings and Restricted Cash Disclosure [Abstract]
Bank Borrowings
14.	Bank Borrowings and Restricted Cash

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Short-term facilities:
Short-term facilities	59,604	281,918	417,323	65,689
Long-term facilities - Current portion	—	203,967	175,338	27,599
	59,604	485,885	592,661	93,288

Long-term facilities:
Long-term portion	—	1,228,993	683,455	107,580
	—	1,228,993	683,455	107,580

Restricted Cash	136,000	456,250	398,706	62,759

As of June 30, 2012, we had RMB592.7 million ($93.3 million) in outstanding short-term bank loans and borrowings and RMB683.5 million ($107.6 million) in outstanding long-term bank loans and borrowings.

As of June 30, 2011, we had RMB485.9 million ($75.2 million) in outstanding short-term bank loans and borrowings and RMB1,229.0 million ($190.1 million) in outstanding long-term bank loans and borrowings.

As of June 30, 2012, short-term and long-term bank borrowing facilities included:

·

A term debt facility denominated in New Zealand dollars of NZ$130.0 million (RMB650.9 million, $102.5 million) that matures on July 31, 2014 provided by a syndicate of two banks. As of June 30, 2012, this facility had an outstanding balance of NZ$100.0 million (RMB500.7 million, $78.8 million) and available balance of NZ$30.0 million (RMB150.2 million, $23.6 million).

·

A working capital facility denominated in New Zealand dollars of NZ$60.0 million (RMB300.4 million, $47.3 million) that matures on July 31, 2014 provided by a syndicate of two banks. As of June 30, 2012, this facility had no outstanding balance.

·

An amortising facility denominated in New Zealand dollars of NZ$39.0 million (RMB195.2 million, $30.7 million) that matures on July 31, 2013 provided by a syndicate of two banks. As of June 30, 2012, this facility had an outstanding balance of NZ$11.5 million (RMB57.6 million, $9.1 million) and available balance of NZ$27.5 million (RMB137.7 million, $21.7 million).

·	Bank overdraft, guarantee and trade facilities totaling NZ$46.5 million (RMB232.8 million, $36.6 million) provided by a syndicate of two banks.

·	Facilities in South America, denominated in US dollars provided by six banks that were fully drawn, mature before June 30, 2013 and total $18.7 million (RMB118.5 million).
·

Acquisition debt denominated in New Zealand dollars of NZ$25.0 million (RMB125.2 million, $19.7 million) that matures on October 31, 2012 provided by a bank. In September 2012, we received a credit approved term sheet from the bank to extend this loan to February 27, 2014.

·

Acquisition debt denominated in New Zealand dollars of NZ$10.0 million (RMB50.7 million, $7.9 million) that matures on October 31, 2012 provided by Livestock Improvement Company. If the bank extends the NZ$25.0 million acquisition debt facility, Livestock Improvement Company is restricted in its ability to enforce security in the event of them not being repaid on October 31, 2012.

·

Loan facilities denominated in RMB of RMB62.0 million ($9.8 million) that matures on April 6, 2013 provided by one bank. These facilities were guaranteed by US$10 million pledged deposit, which was included in Restricted Cash as of June 30, 2012.

·

Loan facilities denominated in US Dollars of US$48.4 million (RMB307.8 million) that mature between January 11, 2013 and April 19, 2013 provided by two banks. These facilities were guaranteed by RMB335.5 million (US$52.8 million) pledged deposit, which was included in Restricted Cash as of June 30, 2012.

The short and long term faciliaties are generally collateralized by receivables, inventories and property and equipment. The interest rates on the loans are set by reference to the base rates in each of China, US and New Zealand for RMB, US$ and NZ$ denominated loans, respectively, with a margin payable in the year ended June 30, 2012 of up to 4.50%. The weighted average interest rates are as follows:

	2009	2010	2011	2012
Short-term facilities	10.18%	0.94%	5.2%	4.7%
Long-term facilities	—	—	4.2%	4.3%

Accrued Expenses and Other Liabilities	12 Months Ended
Jun. 30, 2012
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities
15.	Accrued Expenses and Other Liabilities

The components of accrued expenses and other current liabilities are as follows:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Salary, welfare, education and union fund	373	74,321	86,200	13,568
Individual income tax withholdings	155	—	—	—
Advances from customers(i)	28,347	50,662	22,116	3,481
Business tax and other taxes	1,133	1,647	1,344	212
Unrecognized tax benefit and related interest and penalties (Note 18)	6,725	7,519	5,115	805
Accrued expenses	9,805	359,674	146,049	22,989
Other	4,492	91	83,270	13,108
	51,030	493,914	344,094	54,163

(i)	The advances from customers are attributable to cash received for purchasing corn seeds.

The components of Other Long-term Liabilities are as follows:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Other long-term provisions	—	41,830	26,682	4,200
Defined benefit liabilities (ii)	—	90,830	131,504	20,700
Long-term derivative liabilities	—	4,393	1,470	231
	—	137,053	159,656	25,131

(ii)	PGW makes contributions to two defined benefit plans that provide a range of superannuation and insurance benefits for employees and former employees. The plan’s retired employees are entitled to receive an annual pension payment payable on their life and in some cases on the life of a surviving spouse. The balance as of June 30, 2012 is composed of the gross value of the defined benefit obligation of RMB378.0 million (US$59.5 million) and the carrying value of plan assets of RMB246.5 million (US$38.8 million). The contribution to the defined benefit plans were RMB11.6 million (US$1.8 million) by PGW, and RMB5.8 million (US$0.9 million) by members in 2012.

Ordinary Shares	12 Months Ended
Jun. 30, 2012
Stockholders' Equity Note [Abstract]
Ordinary Shares
16.	Ordinary Shares

On August 7, 2008, the Company’s Board of Directors approved a repurchase of up to US$10 million over the following 24 months of the Company’s American Depository Shares (“ADSs”) (the “stock repurchase program”). The timing and amount of repurchasing of ADSs was determined by the Company’s management based on market conditions, ADS price and other factors, and was subject to the restrictions relating to volume, price and timing under applicable law, including Rule 10b-18 under the Securities Exchange Act of 1934. The approval of Company’s Board of Directors for the stock repurchase program expired on August 6, 2010.

During the year ended December 31, 2009, the Company repurchased 320,000 ADSs (2008: 300,000) at an average price of US$0.90 (2008: US$3.55) per ADS, including transaction costs. Under Cayman Islands’ law, the shares were cancelled upon repurchased. Accordingly, any excess of purchase price over par value is recorded against the additional paid-in-capital account.

On July 16, 2010, the Company entered into definitive agreements to divest Taiyuan Primalight III Agriculture Development Co., Ltd., or P3A, to Mr. Frank Xue, the president and a director of P3A. As a result of the transaction, Agria acquired from Mr. Xue and cancelled 14,393,400 shares representing 11.5% of its issued and outstanding share capital immediately prior to the transaction.

Statutory Reserves	12 Months Ended
Jun. 30, 2012
Statutory Reserves Disclosure [Abstract]
Statutory Reserves
17.	Statutory Reserves

According to the Company Law of the PRC and the Articles of Association of the Company’s subsidiaries in China, any profit-generating company in China is required each year to transfer 10% of the profit after tax as reported in its PRC statutory financial statements to the statutory common reserve fund, except where the fund has reached 50% of the registered capital of the company. This fund can be used to make up any losses incurred or be converted into paid-in capital, provided that the fund does not fall below 25% of the registered capital. As of June 30, 2012, the balance of statutory reserves is provided from the profit after tax of NKY.

The statutory common reserve fund is not distributable except upon liquidation.

Income Taxes	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Income Taxes
18.	Income Taxes

Under the laws of the Cayman Islands and BVI, the Company, Agria Group Ltd. and Agria Asia Investment are not subject to tax on its income or capital gains. In addition, no withholding tax on dividends or other distributions will be payable by an exempted company on its operations. However, the Company is subject to PRC income tax at the rate of 25% on its taxable income according to the Enterprise Income Tax Law ("the New EIT Law") (as detailed below).

China Victory, Agria Overseas, Agria Asia and Agria Hong Kong were originally subject to an applicable profits tax rate of 16.5% in Hong Kong. However, these companies mentioned above may also be subject to PRC income tax at the rate of 25% on their taxable income according to the NEW EIT Law mentioned above.

Further, also under the New EIT Law, enterprises established under the laws of foreign countries or regions and whose "place of effective management" is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of "place of effective management" shall refer to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of June 30, 2012, no detailed interpretation or guidance has been issued to define "place of effective management". Furthermore, as of June 30, 2012, the administrative practice associated with interpreting and applying the concept of "place of effective management" is unclear. The Company has analyzed the applicability of this law and will continue to monitor the related development and application.

Agria Agricultural, Guanli, Agria Brother, Zhongyuan, Beiao, are subject to PRC income tax at a statutory rate of 25% on their respective taxable income.

In April 2012, NKY obtained the approval of full exempt enterprise income tax on profit from seeds breeding and crop planting started from 2011. The tax paid for 2011 profit can be refunded. The "High New Technology Business" certificate obtained on December 14, 2009 is still valid. As a result, its income from business other than seeds breeding and crop planting is subject to a lower rate of 15%. The Hi-Tech certificate will expire in December 2012, 3 years from the date of issue and needs to be re-applied for upon expiration.

New Zealand resident companies are subject to tax on their taxable income at the rate of 28%. There is no capital gains tax in New Zealand. However certain gains arising from the disposal of personal property purchased with the intention of resale are taxable. Certain gains on the sale or transfer of land may be taxable.

Australian resident companies are taxable on their taxable income at the rate of 30%. Net capital gains derived by Australian resident companies are taxed at the 30% corporate rate.

As part of the reorganization of the Company into the AgriTech and AgriServices divisions, a new Australian holding company for the AgriTech division, PGW Agritech Australia Pty Limited, was incorporated on January 27, 2012 and subsequently acquired the existing Australian entities on March 29, 2012. From this date, PGW Agritech Australia Pty Limited elected to form a new Australian tax consolidated group (together with its Australian subsidiaries) which resulted in uplift in the tax cost bases of certain assets of the tax consolidated group. The deferred tax impact of the uplift in tax cost bases has been duly reflected in the financial statements.

Uruguayan businesses are taxed on taxable income sourced in Uruguay. Capital gains derived by Uruguayan companies are taxed at the standard rate of corporate tax. The corporate tax rate in Uruguay is 25%. A capital duty at the rate of 1.5% is levied on the net worth of the entity.

Deferred tax liabilities arising from undistributed earnings

The New EIT Law also imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China, which were exempted under the previous income tax law and regulations. A lower withholding tax rate will be applied if there is a tax treaty arrangement between mainland China and the jurisdiction of the foreign holding company. The foreign invested enterprise became subject to the withholding tax starting from January 1, 2008. Given that the undistributed profits of the Company's operations in China are intended to be retained in China for business development and expansion purposes, no withholding tax accrual has been made.

Income / (loss) from continuing operations before income taxes consists of:

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

PRC	(29,013)	(24,856)	8,727	(23,185)	(3,650)
PGW	—	—	(9,966)	160,547	25,271
Other Non-PRC	(69,969)	(25,897)	13,984	(55,067)	(8,668)
	(98,982)	(50,753)	12,745	82,295	12,954

The loss from other non-PRC operations consists primarily of operating costs, administration expense, interest income and charges. The income from the other Non-PRC in 2011 consists primarily of gain from remeasure of previously held 19% equity interest in PGW to fair value.

Income taxes applicable to continuing operations consist of:

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Current income tax	—	5,719	31,429	10,130	2,650
Deferred income tax	10,915	1,385	(30,332)	3,500	(505)
	10,915	7,104	1,096	13,630	2,145

The reconciliation between income taxes computed by applying the statutory income tax rate of 25% for 2009, 2010, 2011 and 2012 applicable to the Company’s PRC operations to income tax expense is:

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Loss before income tax	(98,982)	(50,753)	12,745	82,295	12,954
Income tax computed at the applicable statutory tax rate of 25%	(24,746)	(12,688)	3,186	20,574	3,238
Expense not deductible for tax	5,597	838	771	329	52
Effect of tax exemptions	—	(50)	—	(33,271)	(5,237)
Effect of tax rate differences	—	568	(1,629)	1,869	295
Effect of tax law changes and recognition of outside basis differences	10,596	4,502	(5,761)	14,397	2,266
Changes in valuation allowance	19,523	13,838	4,539	6,248	983
Other	(55)	96	(2,202)	3,484	548
Income tax (benefit) expense reported in the consolidated statements of operations, applicable to continuing operations	10,915	7,104	(1,096)	13,630	2,145

The tax effects of temporary differences that give rise to the deferred tax asset (liability) balances at December 31, 2010, June 30, 2011 and 2012 are as follows:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Property, plant and equipment	11	(17,241)	(17,844)	(2,809)
Acquired technology	802	(9,982)	(7,884)	(1,241)
Change in foreign tax rate	—	(3,393)	—	—
Net operating loss carry-forward	13,838	4,539	6,248	983
Other	1,219	75,411	100,078	15,753
Deferred tax assets	15,870	49,334	80,598	12,686
Valuation allowance	(13,838)	(4,539)	(6,248)	(983)
Deferred tax assets, net (all non-current)	2,032	44,795	74,350	11,703

As of June 30, 2012, the Company had gross deferred tax assets of approximately RMB80.6 million (US$12.7 million). A valuation allowance on the deferred tax assets of approximately RMB6.2 million (US$1 million) is recorded, as the Company did not believe that sufficient objective positive evidence currently exists to conclude that the recoverability of the total deferred tax asset is more likely than not.

Based on existing PRC tax regulations, the PRC entities remain subject to examination by the tax authorities for fiscal years 2007 through 2012.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits and liabilities, exclusive of related interest and penalties, is as follows:

	2010	2011	2012	2012
	(RMB)	(RMB)	(RMB)	(US$)

Balance at beginning of fiscal year	12,492	3,759	3,759	592
Reversal due to disposal of P3A	(8,733)	—	—	—
Balance at the end of fiscal year	3,759	3,759	3,759	592

The Company's unrecognized tax benefits are presented in the consolidated balance sheet within accrued expenses and other liabilities.

It is possible that the amount of unrecognized tax benefits will change in the next twelve months. However, an estimate of the range of the possible change cannot be made at this time.

If the unrecognized tax benefits as of June 30, 2012 were realized in a future period, it would result in a tax benefit and a reduction of the Company's effective tax rate.

During the years ended December 31, 2009 and 2010, six months ended June 30, 2011, and the year ended June 30, 2012, the Company recognized RMB576,496, RMB686,037, RMB352,751 and RMB300,407 ($47,286), respectively, in general and administrative expenses for interest, and RMB2,706,555, RMB827,000, RMB108,362 and Nil, respectively, in general and administrative expenses for penalties related to uncertain tax positions. As at December 31, 2010, June 30, 2011 and June 30, 2012, the Group recognized total interest and potential penalties relating to uncertain tax positions amounting to RMB2,965,937, RMB3,427,050 and RMB3,727,457 (US$586,724), respectively.

Earnings (Loss) Per Share	12 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
19.	Earnings (Loss) Per Share

For the years ended December 31, 2009 and 2010, six months ended June 30, 2011, and the year ended June 30, 2012, all of the ordinary shares issuable upon exercising employee share options were not included in the calculation of dilutive earnings (loss) per share because the effect of inclusion would be anti-dilutive. Options to purchase 6,373,567, 5,934,200 and 7,839,867 ordinary shares were exercisable as at December 31, 2010, June 30, 2011 and 2012, respectively.

Related Party Transactions	12 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions
20.	Related Party Transactions

Name of Related Parties	Relationship with the Company

Wuwei Ganxin Seeds Co., Ltd. (Wuwei Ganxin)	A 49% associate
Beijing Zhongnong Seed Industry Co., Ltd. (Beijing Zhongnong)	A 26.8% associate
Ngai Tahu	Shareholder of Agria Asia with equity interest of 7.24%
Michael Thomas	Management of PGW (Resigned in August 2011)
John McKenzie	Management of PGW
George Gould	Director of PGW
PGW	19% investment before April 30, 2011
Shenzhen Guanli Investment Co., Ltd. (Shenzhen Guanli)	A company controlled by Alan Lai, Chairman of Agria

(1)	The Company had the following related party transactions during the periods presented:

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Return of corn seeds to:
Wuwei Ganxin (**)	—	—	38,983	—	—

Purchase of corn seeds from:
Wuwei Ganxin	—	65,427	3,688	3,448	543

Initial payment for subscription for shares in Agria Asia (***)
Ngai Tahu	—	—	78,404	—	—

Debenture and rural saver deposits
Michael Thomas	—	—	6,965	—	—

Purchase of retail goods, sale of seed under production contracts
John McKenzie	—	—	—	13,187	2,076
Michael Thomas	—	—	1,564	—	—

Purchase of retail goods
George Gould	—	—	72	602	95
Bill Thomas	—	—	—	3,389	533

Interest on Convertible & Redeemable Note
PGW (****)	—	—	4,732	—	—

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Directors fee and expense charged to:

PGG Wrightson (*****)	—	1,179	274	—	—

Collection of amounts due from:
PGG Wrightson	—	789	—	—	—
Beijing Zhongnong	—	—	—	1,012	159
Taiyuan Relord *	1,652	—	—	—	—
Yan Lv *	28	—	—	—	—
	1,680	789	—	1,012	159

Payment of amounts due to:
WuweiGanxin	—	26,019	—	3,448	543
Beijing Zhongnong	—	3,044	—	—	—
Taiyuan Relord *	204	102	—	—	—
Yan Lv *	6	—	—	—	—
Xue Zhi Xin *	6	—	—	—	—
	216	29,165	—	3,448	543

Loan from Shenzhen Guanli ******	—	—	—	20,000	3,148
Repayment of loan from Shenzhen Guanli	—	—	—	20,000	3,148
Payment of interest to Shenzhen Guanli	—	—	—	1,062	167

Loan to Beijing Zhongnong	—	910	9,610	4,876	768
Loan from Beijing Zhongnong	—	6,464	—	1,302	205
Capital injection to Beijing Zhongnong	—	7,000	—	4,000	630
Sales service from Beijing Zhongnong	—	—	—	2,812	443

* Taiyuan Relord, Yan Lv and XueZhixin, were determined to be a related parties by virtue of their relationships with P3A. Following the disposal of P3A, they are no longer considered to be related parties.

** The corn seeds were previously purchased from Wuwei Ganxin in 2010. In January, 2011, the Company agreed to return the inventories to Wuwei Ganxin who at the time had greater capacity to sell that category of seeds.

*** Payment in April 2011, for Ngai Tahu's share subscription in Agria Asia Investments was made by the Company. Ngai Tahu refunded the amount to the Company in July, 2011 following PGW shareholder approval, which was granted in June 2011.

**** These transactions occurred prior to acquisition of controlling interest in PGW.

***** A number of Directors, senior executives or their related parties, hold positions in other entities that result in them having control or significant influence over the financial or operating policies of these entities. A number of these entities transacted with the Company during the reporting period. The terms and conditions of these transactions with key management personnel and their related parties were determined to be no more favourable than those available, or which might reasonably be expected to be available, on similar transactions to non-key management personnel related entities on an arm's length basis.

****** We borrowed RMB20.0 million from Shenzhen Guanli in July 2011 and repaid the full amount together with interest calculated at prevailing People’s Bank of China interest rates in May 2012.

(2)	The Company had the following related party balances at the end of the following periods, such amounts are generally without interest or collateral, and have similar terms to the Company’s normal sales and purchase transactions.

	December 31, 2010	June 30, 2011	June 30, 2012	June 30, 2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Amounts due from related parties:
Ganxin	—	10,018	9,105	1,433
Beijing Zhongnong	910	9,610	4,875	768
Ngai Tahu	—	78,404	—	—
PGG Wrightson	390	—	—	—
	1,300	98,032	13,980	2,201

Amounts due to related parties:
Included in current liabilities
PGG Wrightson	14	—	—	—
Beijing Zhongnong	3,420	10,622	4,114	648
Wuwei Ganxin	39,409	—	—	—
Officers and directors of PGW	—	29,881	406	63
	42,843	40,503	4,520	711

Share-based Awards Plan	12 Months Ended
Jun. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Awards Plan
21.	Share-based Awards Plan

In July 2007, the Company adopted the 2007 Share Incentive Plan (the “Plan”). The Plan provides for the granting of share options and restricted ordinary shares to employees and consultants of the Company. Options granted under the Plan may be either incentive share options or nonqualified share options. The Company reserved 15,000,000 ordinary shares for issuance under the Plan. Under the Plan, options granted generally vest 30% after the first year of service, 30% after the second year of service, 20% after the third year of service and 20% after the fourth year of service. Certain options granted vest 50% after the first year of service and 50% after the second year of service. Options may be granted for a term not exceeding 10 years from the date of grant. The option award provides for accelerated vesting if there is a change in control (as defined in the Plan).

For certain options granted with a four year graded vesting term as described above, in the event of termination of employment or service for any reason after one year of employment or service, the grantee’s right to vest in the option under the Plan will terminate twelve months after the written notice of termination. The Company concluded that the termination clause represents a non-substantive vesting term since it allows the grantee to continue to vest options for a twelve month period after termination. For accounting purposes, 60% of these options granted are vested after the first year of service, 20% after the second year of service and 20% after the third year of service.

The following table summarizes the option activity for the years ended December 31, 2009 and 2010, six months ended June 30, 2011, and the year ended June 30, 2012 (amounts in thousands of U.S. Dollars (“US$”), except for number of shares and exercise price):

Share Option	Number of Shares	Weighted- average Exercise Price	Weighted- average grant-date fair value	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (US$’000)

Outstanding, December 31, 2008	8,844,500	2.97	—	—	—
Granted	2,340,000	0.92	0.44	—	—
Forfeited	(784,600)	2.81	1.59	—	—
Expired	(450,000)	2.40	1.65	—	—
Outstanding, December 31, 2009	9,949,900	2.53	3.30	6.72	1,735
Vested and expected to vest at December 31, 2009	9,949,900	2.53	3.30	6.72	1,735
Exercisable at December 31, 2009	5,494,500	2.71	0.56	6.05	581

Outstanding, December 31, 2009	9,949,900	2.53	3.30	—	—
Granted	5,160,000	1.00	0.24	—	—
Forfeited	(735,000)	2.69	1.02	—	—
Expired	(1,136,800)	2.77	1.56	—	—
Outstanding, December 31, 2010	13,238,100	1.90	2.38	8.18	94
Vested and expected to vest at December 31, 2010	13,238,100	1.90	2.38	8.18	94
Exercisable at December 31, 2010	6,373,567	2.46	1.08	7.44	31
Outstanding, December 31, 2010	13,238,100	1.90	2.38	8.18	94
Granted	—	—	—	—	—
Forfeited	(1,828,500)	1.61	0.54	1.61	—
Expired	(1,387,400)	3.56	1.44	3.56	—
Outstanding, June 30, 2011	10,022,200	1.73	2.03	7.38	—
Vested and expected to vest at June 30, 2011	10,022,200	1.73	2.03	7.38	—
Exercisable at June 30, 2011	5,934,200	2.03	0.87	7.02	—

Outstanding, June 30, 2011	10,022,200	1.73	2.03	7.38	—
Granted	200,000	0.67	0.33	9.13	—
Forfeited	(66,667)	1.00	0.23	7.89	—
Expired	(388,200)	3.69	1.08	5.43	—
Outstanding, June 30, 2012	9,767,333	1.63	0.68	6.98	—
Vested and expected to vest at June 30, 2012	9,767,333	1.63	0.68	6.98	—
Exercisable at June 30, 2012	7,839,867	1.73	0.75	6.82	—

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day at each balance sheet date and the weighted-average exercise price.

As of June 30, 2012, there was RMB1.9 (US$0.3) million unrecognized share-based compensation cost related to share options. That deferred cost is expected to be recognized over a vesting period of 3 to 4 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation related to these awards may differ.

The fair value of each option award was estimated on the date of grant using a binomial option pricing model by the Company’s management, with assistance from an external consultant. The volatility assumption was estimated based on the implied volatilities of comparable public companies due to the limited historical volatility of the Company’s shares. The relevant historical information is limited because the Company became a public company in November 2007. The expected term was estimated based on the resulting output of the binomial option pricing model.

The risk-free interest rate for periods within the contractual term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Forfeitures were estimated based on historical experience. The option awards are not transferable, and the grantee has a limited amount of time subsequent to their termination of employment or service to exercise the options. These post-vesting restrictions are considered in the binomial option pricing model as a suboptimal exercise factor. The suboptimal exercise factor of 1.5 is based on the external consultant’s research on the early exercise behavior of employees with stock options.

The following table presents the assumptions used to estimate the fair values of the share options granted in the periods presented:

	2009	2010	2011	2012

Risk-free interest rate	3.17%	3.26%-3.30%	2.5%	1.24%
Dividend yield	—	—	—	—
Expected volatility range	48.62%	62.21%-62.35%	68.75	42% - 84%
Weighted average expected volatility	48.62%	62.33%	68.75%	69%
Expected term (in years)	2.77	3.93	2	2

The total fair value of option awards vested during the year ended December 31, 2009 and 2010, six months ended June 30, 2011 and the year ended June 30, 2012 were RMB17,926,430, RMB14,433,351, RMB3,540,428 and RMB3,096,742 (US$487,446), respectively.

Total compensation cost recognized for the years ended December 31, 2009 and 2010, six months ended June 30, 2011, and the year ended June 30, 2012, is as follows:

	For the years ended December 31,
	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Cost of revenues	206	—	—	—	—
General and administrative expenses	14,596	9,835	3,709	4,630	729
Research and development expenses	31	—	—	—	—

Segment Reporting	12 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Segment Reporting
22.	Segment Reporting

The Company is engaged in the development, production and sale of seeds. The Company's chief operating decision maker evaluates segment performance based on revenue and cost of revenue by segment. The Company has determined that it has three reportable segments which are China Seeds, International seeds, and Agri Services. The China seeds segment engages in production and sales of corn seed in China. The International Seeds segment engages in seed, nutrition and grain businesses. The Agri services segment engages in merchandising, livestock, insurance, real estate and irrigation and pumping businesses. The Company reports and classifies its corporate expenses as either Regional Corporate (New Zealand) or Central Corporate.

The Company had no customers which accounted for 10% or more of the Company's revenues for the periods presented in the consolidated financial statements.

Operating Segment Information

	Year ended December 31, 2009	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended June 30, 2012	Year ended June 30, 2012
	(RMB'000)	(RMB'000)	(RMB'000)	(RMB'000)	(USD'000)
Revenue
China Seeds	3,013	29,022	60,829	52,772	8,307
International Seeds			353,034	2,235,571	351,892
AgriService			612,305	4,630,464	728,863
Total	3,013	29,022	1,026,168	6,918,807	1,089,061

Cost of revenue
China Seeds	(5,285)	(17,345)	(33,734)	(33,130)	(5,215)
International Seeds			(281,521)	(1,691,079)	(266,186)
AgriService			(463,859	(3,658,853)	(575,925)
Total	(5,285)	(17,345)	(779,114)	(5,383,062)	(847,326)

Gross profit
China Seeds	(2,272)	11,677	27,095	19,642	3,092
International Seeds			71,513	544,492	85,706
AgriService			148,446	971,611	152,937
Total	(2,272)	11,677	247,054	1,535,745	241,735

Selling, general and administrative expenses
China Seeds	(827)	(6,405)	(7,020)	(15,647)	(2,463)
International Seeds	—	—	(57,026)	(386,945)	(60,907)
AgriService	—	—	(127,149)	(743,287)	(116,998)
Regional Corporate	—	—	(29,128)	(143,872)	(22,646)
Central Corporate	(88,792)	(92,266)	(50,789)	(71,451)	(11,247)
Total	(89,619)	(98,671)	(271,112)	(1,361,201)	(214,261)

Research and development expenses
China Seeds	(942)	(114)	(317)	(2,277)	(358)
International Seeds	—	—	(6,681)	(29,749)	(4,683)
AgriService	—	—	—	(11)	(2)
Regional Corporate	—	—	—	—	—
Central Corporate	(214)	—	(35)	—	—
Total	(1,156)	(114)	(7,033)	(32,037)	(5,043)

Total operating expenses
China Seeds	(1,769)	(6,519)	(7,338)	(17,924)	(2,821)
International Seeds	—	—	(63,706)	(416,694)	(65,590)
AgriService	—	—	(127,149)	(743,298)	(116,999)
Regional Corporate	—	—	(29,128)	(143,872)	(22,646)
Central Corporate	(89,006)	(92,266)	(50,824)	(71,451)	(11,247)
Total	(90,775)	(98,785)	(278,145)	(1,393,238)	(219,304)

Operating income (loss)
China Seeds	(4,041)	5,158	19,758	1,717	270
International Seeds	—	—	7,807	127,798	20,116
AgriService	—	—	21,297	228,313	35,938
Regional Corporate	—	—	(29,128)	(143,872)	(22,646)
Central Corporate	(89,006)	(92,266)	(50,824)	(71,451)	(11,247)
Total	(93,047)	(87,108)	(31,091)	142,507	22,431

Segment assets
China Seeds	125,872	198,471	107,961	183,674	28,911
International Seeds	—	—	2,148,310	2,030,389	319,595
AgriService	—	—	885,140	994,918	156,606
Regional Corporate	—	—	2,991,232	292,249	46,002
Central Corporate	1,880,281	1,419,279	1,889,848	1,718,577	270,514
Total	2,006,153	1,617,750	8,023,491	5,219,807	821,629

Segment liabilities
China Seeds	79,761	153,992	58,933	109,102	17,173
International Seeds	—	—	1,202,563	1,044,193	164,362
AgriService	—	—	922,367	843,806	132,820
Regional Corporate	—	—	2,405,547	191,832	30,195
Central Corporate	213,906	—	788,998	447,770	70,482
Total	293,667	153,992	5,378,408	2,636,702	415,033

Geographic Segment Information

In presenting information on the basis of geographical segments, segment revenues are attributed to countries based on location of customers. Segment assets are based on the geographical location of the assets.

Revenues

	Year ended December 31, 2009	Year ended December 31, 2010	Six months ended June 30, 2011 *	Year ended June 30, 2012	Year ended June 30, 2012
	(RMB'000)	(RMB'000)	(RMB'000)	(RMB'000)	(US$'000)
China	3,013	29,022	60,829	52,772	8,307
New Zealand	—	—	798,541	5,861,534	922,640
Australia	—	—	61,385	405,133	63,770
South America	—	—	104,326	597,469	94,045
United Kingdom	—	—	1,087	1,899	299
Total	3,013	29,022	1,026,168	6,918,807	1,089,061

Long-Lived Assets

	As at December 31, 2010	As at June 30, 2011	As at June 30, 2012	As at June 30, 2012
	(RMB'000)	(RMB'000)	(RMB'000)	(US$'000)
China	1,016,357	448,189	453,937	71,452
New Zealand		418,290	443,095	69,746
Australia		122,883	93,485	14,715
South America		21,058	43,738	6,885
United Kingdom		1,453	—	—
Total	1,016,357	1,011,872	1,034,255	162,798

* Revenue from countries other than China represent only two months results as a result of PGW acquisition.

Commitments and Contingencies	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
23.	Commitments and Contingencies

Operating lease commitments

Payments under operating leases for land and buildings and plant and machinery, which are mainly used to conduct operations, are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases have various rights of renewal with lease periods ranging from 3 to 45 years. Future minimum lease payments for each of the next five years and thereafter, under all non-cancelable operating leases, are as follows:

Year ending June 30	(RMB’000)	(US$’000)

2013	98,951	15,576
2014	75,533	11,889
2015	60,796	9,570
2016	44,999	7,083
2017	33,886	5,334
Thereafter	117,858	18,552
	432,023	68,004

Total rental and operating lease expense was RMB15,350,133, RMB3,794,407, RMB28,511,507 and RMB158,946,663 (US$25,019,151) for the years ended December 31, 2009 and 2010, six months ended June 30, 2011, and the year ended June 30, 2012, respectively.

Purchase commitments

Purchase commitments mainly consist of service agreements entered into with corn seed companies to purchase corn seeds. The terms of the agreements are for a period of one year. Future minimum purchase payments for the year ending June 30, 2013, under all non-cancelable agreements are RMB38,956,000 (US$6,132,000).

Commitment for capital expenditure

Year ending June 30	(RMB’000)	(US$’000)

2013 (i)	16,771	2,640
2014 (ii)	9,623	1,515
	26,394	4,155

(i)	The Company is constructing a seeds drying plant in Xinjiang province in the PRC. The related committed capital expenditure commitment is approximately RMB10.0 million in year 2013.

(ii)	The Company has committed to buy land as part of its purchase of the Corson Grain business. The property is to be purchased for RMB9.0 million (US$1.4 million) in November 2013.

Commitment for Investment in BioPacific Ventures

The Company has committed RMB70.1 million (US$11.0 million) to an international fund, BioPacific Ventures established for investment in food and agriculture life sciences. The Company’s investment in BioPacific Ventures will be made over approximately six years. The investment has an anticipated total lifespan of 12 years. At 30 June 2012, RMB65.2 million (US$10.3 million) has been drawn on the committed level of investment, which is accounted for under equity method in other investments.

Commitment for Investment in Beijing Zhongnong Seed Industry Co., Ltd

In October 2009, the Company entered into a strategic co-operation framework agreement with the China National Academy of Agricultural Sciences ("CNAAS"), one of the largest agricultural research organization in the PRC, providing for future co-operation across the spectrum of agricultural research. The Company also entered into an investment agreement with CNAAS and its affiliates, under which the Company is to invest RMB35 million (of which RMB11 million has been paid as of June 30, 2012) for a 53.84% equity interest of Beijing Zhongnong Seed Industry Co., Ltd ("Zhongnong"), a company wholly owned by CNAAS and its affiliates. Zhongnong has priority rights to accept the transfer of all existing and future cultivated seed varieties owned by CNAAS and its affiliates for the purpose of commercialization. The Company did not make any further payments for the investment in 2010. According to the investment agreement, CNAAS has the right to cancel this agreement if Agria has not injected RMB35 million within 3 months after the signature of the investment agreement and this 3 month period ended on January 27, 2010. However, as Agria is co-operating with CNAAS in several areas through Zhongnong, management believes that the probability of CNAAS cancelling the investment agreement is remote.

Enterprise income tax

All PRC incorporated entities are subject to enterprise income tax regulations promulgated by the Ministry of Finance and the State Tax Bureau of the PRC.

As of June 30, 2012, the Company recognized approximately RMB3,759,000 (US$592,000) of liabilities for unrecognized tax benefits and, in addition, approximately RMB3,727,000 (US$587,000) of related interest and penalties. The final outcome of these tax uncertainties is dependent upon various matters including tax examinations, legal proceedings, certain authority proceedings, changes in regulatory tax laws and interpretations of those tax laws, or expiration of statutes of limitation.

However, due to the uncertainties associated with litigation, and the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, which could include formal legal proceedings, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of June 30, 2012, the Company classified all of the above liabilities for unrecognized tax benefits and related interest and penalties as current liabilities.

Class action lawsuits

On February 3, 2009, a consolidated class action lawsuit in the United States District Court for the Southern District of New York was filed, alleging violations of various sections of the Securities Act, against the Company, our executive officers, our directors and other defendants. The lawsuit alleges that our initial public offering registration statement and prospectus failed to disclose certain alleged discussions between two Agria executives relating to requests for additional compensation and a threatened resignation.

On December 1, 2009, the U.S. District Court for the Southern District of New York dismissed the consolidated class action against the Company and the underwriter defendants, and the Court issued a judgment in favor of the Company and the underwriter defendants.

On June 4, 2010, the Company entered into a memorandum of understanding with the lead plaintiff reflecting an agreement in principle and agreed to pay $3.75 million to settle all claims asserted in the class action lawsuit. On September 20, 2010, the court granted a preliminary approval of the settlement. The deadline for filing objections to the Settlement, Plan of Distribution of settlement proceeds, and attorneys' fee and expense request by Lead Plaintiff's counsel expired on January 7, 2011, and no such objections were filed by Class Members.

On June 7, 2011, the court granted final approval of the settlement and entered a final judgment resolving the case. The settlement amount is within the limit of our applicable insurance policies, and the settlement is not expected to have any significant impact on our financial position, results of operation or cash flows.

Employee Defined Contribution Plan and Defined Benefit Plan	12 Months Ended
Jun. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Employee Defined Contribution Plan
24.	Employee Defined Contribution Plan and Defined Benefit Plan

Chinese labor regulations require companies in the PRC to participate in a government mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees, and to make contributions to the government for these benefits based on a certain percentage of the employees’ salaries. The companies in China are required to make contributions to the government mandated defined contribution plan for these benefits based on 28%~ 45% of the employees’ salaries. The Company has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were RMB1,394,630 ,RMB1,297,244 ,RMB1,947,237 and RMB2,142,348 (US$337,218) respectively for each of the years ended December 31, 2009 and 2010, six months ended June 30, 2011 and the year ended June 30, 2012, respectively.

Defined Benefit Asset / Liability in PGW	2012	2011
	(RMB'000)	(RMB'000)

Present value of funded obligations	(378,003)	(370,099)
Fair value of plan assets	246,500	279,267
Total defined benefit asset / (liability)	(131,504)	(90,832)

PGW makes contributions to two defined benefit plans that provide a range of superannuation and insurance benefits for employees and former employees. The plan’s retired employees are entitled to receive an annual pension payment payable on their life and in some cases on the life of a surviving spouse.

Group / Company	PGG Wrightson Employment Benefits Plan
Plan assets consist of:	2012	2011
NZ equities	62%	63%
Fixed interest	36%	34%
Cash	2%	3%
	100%	100%

Actuarial Assumptions:	2012	2011
Principal actuarial assumptions at the reporting date (expressed as weighted averages):
Discount rate used (10 year New Zealand Government Bond rate)	3.41%	5.04%
Expected return on plan assets	6.00%	6.00%
Future salary increases	3.50%	3.50%
Future pension increases	2.50%	2.50%

Assumptions regarding future mortality are based on published statistics and mortality tables. The average remaining life expectancy of an individual retiring at age 65 is 19 years for males and 22 years for females. The overall expected long-term rate of return on assets is 6 percent. The expected long-term return is based on the portfolio as a whole and not on the sum of the returns on individual asset categories. The return is based on expected future returns of the different asset classes and the investment policies for the plans.

	2012	2011
Historical information	(RMB’000)	(RMB’000)
Present value of the defined benefit obligation	378,003	346,209
Fair value of plan assets	(246,500)	(261,240)
Deficit in the plan	131,503	84,969

PGW expects to pay $3.761 million (2011: $2.244 million) in contributions to defined benefit plans in 2012. Member contributions are expected to be $1.128 million (2011: $1.378 million).

	2012	2011
Movement in the liability for defined benefit obligations*	(RMB’000)	(RMB’000)
Liability for defined benefit obligations at 1 July	346,209
Benefits paid by the plan	(19,122)
Current service costs and interest	20,103
Member contributions	6,825
Actuarial (gains)/losses recognised in equity	23,989
Liability for defined benefit obligations at 30 June	378,003

Movement in plan assets:*
Fair value of plan assets at 1 July	261,240
Contributions paid into the plan	13,654
Benefits paid by the plan	(19,122)
Expected return on plan assets	15,508
Actuarial gains/(losses) recognised in equity	(24,780)
Fair value of plan assets at 30 June	246,500

Expense recognised in profit or loss:*
Current service costs	11,611
Interest on obligation	8,492
Expected return on plan assets	(15,507)
	4,596
Recognised in Non-Trading Items	(2,233)
Recognised in Employee Benefit Expense	6,830
	4,597
Actual return on plan assets	(6,865)

* Movements and expenses for the period ended June 30, 2011 are not significant as PGW operations are only included from the date of acquisition.

Gains and losses recognised in equity:

Cumulative gains/(losses) at 1 July	(99,890)	(94,843)
Net profit and loss impact from current period costs	(4,596)	(8,292)
Recognised during the year	(53,725)	3,245
Cumulative gains/(losses) at 30 June	(158,211)	(99,890)

Fair Value Measurement	12 Months Ended
Jun. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurement
25.	Fair Value Measurement

ASC 820-10 "Fair Value Measurements and Disclosures: Overall" establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1— Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2— Include other inputs that are directly or indirectly observable in the marketplace.

Level 3— Unobservable inputs which are supported by little or no market activity.

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Through April, 2011, in accordance with ASC 820-10, the Company elected to measures its investment in PGW at fair value. The investment in PGW was classified within Level 1 because it is valued based on PGW's quoted trading price.

	Level 1	Level 2	Level 3	Total
Year 2012	(RMB'000)	(RMB'000)	(RMB'000)	(RMB'000)
Assets
Derivative financial instruments	—	17,274	—	17,274
Other investments	35,384	—	43,455	78,839
	35,384	17,274	43,455	96,113
Liabilities
Derivative financial instruments	—	8,780	—	8,780
	—	8,780	—	8,780
Year 2011
Assets
Derivative financial instruments	—	32,665	—	32,665
Other investments	—	—	50,499	50,499
	—	32,665	50,499	83,164
Liabilities
Derivative financial instruments	—	18,706	—	18,706
	—	18,706	—	18,706

Contingent liabilities	12 Months Ended
Jun. 30, 2012
Contingent Liabilities [Abstract]
Contingent Liabilities [Text Block]
26.	Contingent liabilities:

Guarantees

The Company has a guarantee in respect of certain loans acquired by Heartland Building Society as part of the PGG Wrightson Finance Limited sale transaction on August 31, 2011. The value of the guaranteed loans as at June 30, 2012 was approximately RMB145.2 million (US$22.9 million) (subsequently reduced to approximately RMB115.2 million (US$18.1 million) as the loans were collected by Heartland). The guarantee is contingent upon individual loans becoming impaired and put back to PGW during the three year guarantee period. Through June 30, 2012, no amounts have become impaired or have been put back to PGW.

Prior year information comparable to transition period	12 Months Ended
Jun. 30, 2012
Prior Year Information Comparable To Transition Peiod Disclosure [Abstract]
Prior year information comparable to transition period
27.	Prior year information comparable to transition period (unaudited)

Condensed Balance Sheet as of June 30, 2010 (unaudited)

June 30, 2010
(RMB'000)
ASSETS
Current assets:
Cash and cash equivalents	604,892
Accounts receivable	247
Inventories	15,166
Prepayments and other current assets	7,067
Assets held for sale-current	278,103
Total current assets	905,475

Non-current assets:
Property, plant and equipment, net	24,370
Investment at fair value	511,899
Investment under equity method	6,995
Intangible assets, net	364,464
Goodwill	10,135
Non-current prepayments	40,247
Deferred tax assets	3,480
Assets held for sale-noncurrent	170,779
Total non-current assets	1,139,948
Total assets	2,037,844

For the 6 months ended June 30, 2010

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Short-term bank borrowings	122,236
Income tax payable	2,477
Accounts payable	145
Accrued expenses and other liabilities	52,421
Liabilities classified as held for sale	55,960
Total current liabilities	233,239

Non-current liabilities:
Deferred tax liability	191,154
Total non-current liabilities	191,154
Total liabilities	424,393

Shareholders' equity:
Ordinary shares (par value US$0.0000001 per share; 499,900,000,000 shares authorized; 125,160,000shares issued and outstanding at June 30, 2010)	—
Additional paid-in capital	2,390,036
Statutory reserves	76,954
Accumulated other comprehensive loss	(80,808)
Accumulated deficit	(772,731)
Total shareholders' equity	1,613,451
Total liabilities and shareholders' equity	2,037,844

Condensed Income Statement for 6 months ended June 30, 2010 (unaudited)

For 6 months ended June 30 2010
(RMB'000)

Revenue	21,506
Cost of revenue	(12,670)
Gross profit	8,836

Operating expenses:
Selling, general and administrative expenses	(49,192)
Research and development expenses	(20)
Total operating expenses	(49,212)
Operating loss	(40,376)

Other income(expense)
Interest income	6,483
Interest expense	(1,667)
Exchange loss	(4,893)
Unrealized loss in investment	(65,086)
Other income	1,784
Loss before income tax	(103,755)
Income tax	(128)
Loss from continuing operations	(103,883)
Loss from discontinued operations	(1,314)
Net loss	(105,197)

Loss per ordinary share:
Loss per share from continuing operations – basic and diluted	(0.83)

Loss per share from discontinued operations – basic and diluted	(0.01)
Net Loss per share – basic and diluted	(0.84)

Weighted average number of ordinary shares outstanding:
Basic and diluted	125,160,000

Condensed Cash flow statement for 6 months ended June 30, 2010 (unaudited)

For 6 months ended June 30 2010
(RMB'000)

Cash flows from operating activities:
Net loss	(103,755)
Adjustments to reconcile net loss to net cash provided by operating activities:
Unrealized loss in investment	65,091
Share-based compensation	8,659
Depreciation and amortization	15,178
Changes in operating assets and liabilities:
Accounts receivable	154
Inventories	7,824
Income tax payable	2,477
Accounts payable	(1,555)
Changes in other operating assets and liabilities	8,366
Net cash provided by operating activities	2,439

Cash flows from investing activities:
Payment for Investment in PGW convertible redeemable note (Note 3)	(169,646)
Acquisition of property, plant and equipment and other assets	(184)
Payment for acquisition of Beiao	(663)
Cash disposed of with the P3A disposal	(84,617)
Net cash used in investing activities	(255,110)
Cash flows from financing activities:
Proceeds from short-term borrowings	122,236
Net cash provided by financing activities	122,236
Effect of exchange rate changes on cash and cash equivalents	(2,498)
Net decrease in cash and cash equivalents	(132,933)
Cash and cash equivalents at the beginning of year	737,825
Cash and cash equivalents at the end of year	604,892

Subsequent Events	12 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
28.	Subsequent Events

In August 2012, PGW’s subsidiary Agri-feeds Limited, or Agri-feeds, entered into an incorporated joint venture for the molasses liquid feed business. This transaction involved the divestiture of certain assets, including intangibles from Agri-feeds, into the joint venture company, 4Seasons Feeds Limited, which will create a molasses supply chain that will import, transport and distribute molasses through the former Agri-feeds channel. The impact of this transaction is not expected to be significant to the Company’s operations.

In July 2012, we acquired 100% of Xinjiang Ruide Ltd, a corn seed producer based in Xinjiang province, China, as a production base for our NongKeYu seeds. The total consideration payable was RMB17.0 million ($2.7 million), of which RMB4.0 million ($0.7 million) had been paid as of the date of this annual report.

Condensed Financial Information of the Company	12 Months Ended
Jun. 30, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of the Company
29.	Condensed Financial Information of the Company

Under PRC laws and regulations, the Company’s PRC subsidiaries and VIEs are restricted in its ability to transfer certain of its net assets to the Company in the form of dividend payments, loans, or advances. The amounts restricted include paid up capital, statutory reserve and net assets of the Company’s PRC subsidiary and VIEs, as determined pursuant to PRC generally accepted accounting principles, totaled approximately RMB 966.7 million(US$152.2 million) as of June 30, 2012.

Statements of operations

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Revenue	—	—	—	—	—
Cost of revenue	—	—	—	—	—
Gross profit	—	—	—	—	—
Operating expenses
General and administrative expenses	(26,700)	(26,293)	(8,151)	(13,934)	(2,193)
Total operating expenses	(26,700)	(26,293)	(8,151)	(13,934)	(2,193)
Operating loss	(26,700)	(26,293)	(8,151)	(13,934)	(2,193)
Interest income	3,379	385	47	114	18
Interest expense	(22)	(21)	(15)	(23)	(4)
Exchange gain (loss)	24	(70)	(317)	(1,206)	(190)
Equity in loss of subsidiaries and variable interest entities	(111,956)	(48,345)	26,446	(1,700)	(268)
Other income	—	19,557	417	767	121
Loss before income tax	(135,275)	(54,787)	18,367	(15,982)	(2,516)
Income tax	—	(4,384)	—	—	—
Net loss	(135,275)	(59,171)	18,367	(15,982)	(2,516)
Net loss attributable to ordinary shareholders	(135,275)	(59,171)	18,367	(15,982)	(2,516)

Balance sheets	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
ASSETS
Cash and cash equivalents	17,346	13,627	2,252	355
Prepayments and other current assets	9,482	7,968	7,720	1,215
Investment in subsidiaries and variable interest entities	1,448,075	1,452,256	1,446,657	227,712
Amount due from related parties	390	—	—	—
Total assets	1,475,293	1,473,850	1,456,629	229,282

LIABILITIES AND SHAREHOLDER’S EQUITY
Liabilities
Accrued expenses and other liabilities	11,535	34,122	7,613	1,198
Total liabilities	11,535	34,122	7,613	1,198

Shareholders’ equity
Ordinary shares (par value US$0.0000001 per share; 499,900,000,000 shares authorized; 125,160,000 and 110,766,600 shares issued and outstanding at December 31, 2009 and December 31, 2010, respectively)	—
Additional paid-in capital	2,285,611	2,271,491	2,275,099	358,114
Accumulated other comprehensive loss	(95,148)	(123,187)	(97,843)	(15,401)
Accumulated deficit	(726,705)	(708,576)	(728,240)	(114,629)
Total shareholders’ equity	1,463,758	1,439,728	1,449,016	228,084
Total liabilities and shareholders’ equity	1,475,293	1,473,850	1,456,629	229,282

Statements of Cash flows

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Cash flows from operating activities:

Net Income/(loss)	(135,275)	(59,171)	18,367	(15,982)	(2,516)
Adjustments to reconcile net loss to net cash provided by used in operating activities:
Equity in loss of subsidiaries and variable interest entity	111,956	48,345	(26,446)	1,700	268
Change in operating assets and liabilities:
Prepayments and other current assets	(616)	(6,271)	1,515	247	39
Tax payable	(1,704)	—	—	—	—
Amount due from related parties	—	(390)	390	—	—
Accrued expenses and other liabilities	9,651	1,883	22,587	(26,509)	(4,173)
Net cash provided by (used in) operating activities	(15,988)	(15,604)	16,413	(40,544)	(6,382)

Cash flows from investing activities:
Investment in subsidiaries and variable interest entities	(737,525)	(38,852)	7,906	3,825	602
Net cash used in investing activities	(737,525)	(38,852)	7,906	3,825	602

Cash flows from financing activities:
Repurchase of ordinary shares	(1,976)	—	—	—	—
Net cash used in financing activities.	(1,976)	—	—	—	—

Effect of exchange rate changes on cash and cash equivalents	(87)	(16,838)	(28,038)	25,344	3,989

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Net decrease in cash and cash equivalents	(755,576)	(71,294)	(3,719)	(11,375)	(1,791)
Cash and cash equivalents at the beginning of year	844,216	88,640	17,346	13,627	2,145
Cash and cash equivalents at the end of year	88,640	17,346	13,627	2,252	355

Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries and variable interest entity is stated at cost plus equity in undistributed earnings of subsidiaries since inception. The Company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

The Company records its investment in its subsidiaries and variable interest entities under the equity method of accounting. Such investment is presented on the balance sheet as “Investment in subsidiaries and variable interest entities” and share of their profit or loss as “Equity in profit (loss) of subsidiaries and variable interest entities” on the statements of operations.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company is the primary beneficiary. All significant intercompany transactions and balances between the Company, its subsidiaries and its VIEs are eliminated upon consolidation.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign Currency

The functional currency of the Company, Aero-Biotech, China Victory, Agria Hong Kong, Agria Asia, Agria Overseas, Agria Asia Investment and Agria Singapore is the United States dollar. The functional currency of Agria New Zealand and PGW is the New Zealand dollar. The functional currency of Agria China, Agria Brother and the VIEs is the RMB. The reporting currency of the Company is RMB.  Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the balance sheet date exchange rate.  Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of operations.

On consolidation, the financial statements of the companies that use the United States dollar and New Zealand dollar as their functional currency are translated into RMB at the exchange rate in effect at the balance sheet date for assets and liabilities, and at the average exchange rate during the year for income and expense items except for individually significant transactions whereby the exchange rates on the date the transactions are recognized are used. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders' equity.

Conveniencetranslation [Policy Text Block]

Convenience Translation

Translations of amounts from RMB into United States dollars for the convenience of the reader were calculated at the noon buying rate of US$1.00 to RMB 6.353 on June 30, 2012 in the city of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York.  No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at such rate.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from these estimates. Significant estimates and assumptions reflected in the Company's consolidated financial statements include, but are not limited to revenue recognition, allowance for doubtful accounts, inventory write downs, impairment assessment and useful lives determination of property plant and equipment, valuation of intangible assets, goodwill and other long-lived assets, recognition of deferred income taxes, impairment assessments of investments and consolidation of VIEs.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents Cash and cash equivalents consist of cash on hand and bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use
Receivables, Policy [Policy Text Block]

Accounts Receivable

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating troubled collection, historical experience, account balance aging and prevailing economic conditions. An accounts receivable balance is written off after collection efforts have ceased.

Inventory, Policy [Policy Text Block]

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined on a first in, first out basis. Raw materials and supplies consist of feed ingredients, packaging materials and operating supplies, while work-in-progress and finished goods include direct materials, direct labor and the allocation of manufacturing overhead costs. Livestock inventories includes live animals acquired for stock fattening programs and for live export.

Property, Plant and Equipment, Policy [Policy Text Block]

Property, Plant and Equipment

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Buildings and improvements	5-50 years
Plant and machinery	5-10 years
Furniture and office equipment	3-5 years
Motor vehicles	5-6 years

Repair and maintenance costs are charged to expense when incurred, whereas the cost of renewals and betterments that extend the useful life of fixed assets are capitalized as additions to the related assets.  Retirement, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations.

All facilities purchased or constructed which require a period of time before completion are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including cost of facilities, installation costs and interest costs. Capitalization of interest costs ceases when the asset is substantially complete and ready for its intended use. No interest was capitalized in the year ended June 30, 2012.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]

Intangible Assets

Land use rights

Prepaid land use rights are recorded at the amount paid less accumulated amortization. Amortization is provided on a straight-line basis over the term of the agreement ranging from 10 to 46 years.

Acquired technologies

Acquired technologies, which consist primarily of purchased technology know-how related to the production of corn seeds and breeder sheep, are stated at cost less accumulated amortization. Amortization is calculated on a straight-line basis over the estimated useful lives of 3 to 15 years.

Software

Software consists of computer software purchased from third-party developers for internal use with an estimated useful life of 3 to 10 years

Investment, Policy [Policy Text Block]

Investments

Investments in privately held entities, which are not readily marketable or do not have quoted market prices, are recorded at cost.  Distributions received, other than for return of capital, are recorded as other income in the consolidated statements of operations.  The Company assesses its investments for other than temporary impairments when indicators of impairment arise, including adverse changes to financial condition and the market environment of the investees.

Through April 2011, in accordance with ASC 825-10 "Financial Instruments — overall", the Company elected to account for its PGW equity investee in which the Company exercised significant influence using fair value as determined by the investee's quoted market price (Notes 3, 23).  Accordingly, the investment was reflected on the balance sheet at its fair value, with changes in fair value between reporting periods reflected in the consolidated statements of operations.  As described in Note 4, in April 2011, the Company acquired a controlling interest in PGW.  The Company accounts for its other equity investees under the equity method of accounting.  Accordingly, the investments are reflected at original cost and adjusted for the Company's share of earnings or losses of the investees.  There are no significant differences between the carrying amounts and the underlying equity in the net assets of the investees.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired. In April 2011, the Company acquired a controlling interest in PGW, resulting in additional goodwill (Note 4). In accordance with the provisions of ASC 350-20, “Intangibles - goodwill and other”, goodwill amounts are not amortized, but rather are tested for impairment at least annually, or more frequently if there are indicators of impairment present.  If the carrying value of the reporting unit to which goodwill is allocated is more than the reporting unit's fair value, goodwill is considered to be impaired.  A reporting unit's fair value is determined based on its expected cash flows.  The amount of goodwill impairment loss is measured as the excess of the carrying value of goodwill over its implied fair value.  Subsequent reversal of goodwill impairment loss is prohibited. Goodwill has been assigned to NKY, a component of the Company's corn seeds operating segment, Beiao, a component of the Company's vegetable seeds operating segment, and PGW, a company engaged in rural services in New Zealand, for purposes of impairment testing. No impairment charges have been recognized for the years ended December 31, 2009 and 2010, the six months ended June 30, 2011, and the year ended June 30, 2012.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

The Company recognizes revenue when (i) persuasive evidence of an arrangement exists; (ii) delivery of the products and/or services has occurred and risks and rewards of ownership have passed to the customer; (iii) the selling price is fixed or determinable; and (iv) collection of the resulting receivable is reasonably assured.

More specifically, the Company's sales arrangements are evidenced by individual sales agreements for each transaction. The customer takes title and assumes the risks and rewards of ownership of the products upon delivery of products, which generally occurs at shipping point. Other than warranty obligations, the Company does not have any substantive performance obligations to deliver additional products or services to the customers. The product sales price stated in the sales contract is final and not subject to adjustment. The Company generally does not accept sales returns and does not provide customers with price protection. The Company assesses a customer's creditworthiness before accepting sales orders. Based on the above, the Company records revenue related to product sales upon delivery of the product to the customers.

The Company is subject to significant seasonal fluctuations. In particular, livestock and seeds activities are significantly weighted to the second half of the financial year. Seeds revenues reflect the fact the Company operates in geographical zones that suit Autumn harvesting and sowing. New Zealand generally has spring calving and lambing, so Livestock trading is weighted towards the second half of the financial year in order for farmers to maximize their incomes. Other business units have similar but less material cycles. The Company recognizes this is the nature of the industry and plans and manages its business accordingly.

Revenue is recognized net of any taxes collected from customers and subsequently remitted to governmental authorities. The company generally records shipping and handling fees billed to customers as revenue, and shipping and handling costs incurred with the delivery of its products as cost of revenue.

Cost of Sales, Policy [Policy Text Block]	Cost of Revenue Cost of revenue includes direct and indirect production costs, as well as transportation and handling costs for products sold.
Research and Development Expense, Policy [Policy Text Block]

Research and Development Costs

The principal research and development activities are in the development of systems, processes and new seed cultivars. Research expenditure on the development of new systems and processes is recognized in profit or loss as incurred. Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. The expenditure capitalized includes the cost of materials, direct labor and overhead costs that are directly attributable to preparing the asset for its intended use. Other development expenditure is recognized in profit or loss when incurred. Capitalized development expenditure is measured at cost less accumulated amortization and accumulated impairment losses. Research and development expenditure on the development of new seed cultivars is recognized in profit or loss as incurred. Development costs of seed cultivars are substantially indistinguishable from the cultivar research costs.

Income Tax, Policy [Policy Text Block]

Income Taxes

Deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company has elected to classify interest due on any underpayment of income taxes and penalties in interest expense and penalties, if and when required, within general and administrative expenses.

Compensation and Employee Benefit Plans [Text Block]

Employee Benefits

The Company’s net obligation with respect to defined benefit pension plans is calculated by estimating the future benefit that employees have earned in return for their service in the current and prior periods. That benefit is discounted to determine its present value, and any unrecognized past service costs and the fair value of any plan assets is deducted. The discount rate is the yield at the reporting date on bonds that have maturity dates approximating the terms of the Company’s obligations. The calculation is performed by a qualified actuary using the projected unit credit method. When the calculation results in a benefit to the Company, the recognized asset is limited to the lower of the net assets of the plan or the current value of the contributions holiday that is expected to be generated. Actuarial gains and losses are recognized directly in other comprehensive income and the defined benefit plan reserve in equity. Short-term employee benefit obligations are measured on an undiscounted basis and expensed as the related service is provided. A provision is recognized for the amount of outstanding short-term benefits at each reporting date. Provisions made with respect to employee benefits which are not expected to be settled within twelve months are measured as the present value of the estimated future cash outflows to be made by the Company with respect to services provided by employees up to reporting date.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Share-based Compensation

All grants of equity awards to employees are recognized in the financial statements based on their grant date fair values. The Company elected to recognize compensation cost for equity awards with only service conditions on a straight-line basis over the requisite service period for the entire award with the limitation that the amount of compensation cost recognized at any date must at least equal the portion of the grant-date value of the award that is vested at that date.

Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest.

Where the terms of an equity-settled award are modified, the minimum expense recognized is the expense as if the terms had not been modified. An additional expense is recognised for any modification, which increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the employee as measured at the date of modification.

Where an equity-settled award is cancelled and is not accompanied by a concurrent grant of a replacement award or other valuable consideration, it shall be accounted for as a repurchase for no consideration. Accordingly, any previously unrecognized compensation cost shall be charged to expense at the cancellation date.

Share-based compensation and other benefit plans for PGW were not significant to the June 30, 2011 operating results and financial position.

Discontinued Operations, Policy [Policy Text Block]

Discontinued Operations

A discontinued operation is a component of the Company’s business that represents a separate major line of business or geographical area of operations that has been disposed of or is held for sale, or is a subsidiary acquired exclusively with a view to resale. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. When an operation is classified as a discontinued operation, the comparative statement of comprehensive income is restated as if the operation had been discontinued from the start of the comparative period.

Comprehensive Income, Policy [Policy Text Block]

Comprehensive Income (loss)

Comprehensive income (loss) is defined as the change in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners.

Lease, Policy [Policy Text Block]

Leases

Leases are classified at inception date as either a capital lease or an operating lease. A lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed over the lease term.

Earnings Per Share, Policy [Policy Text Block]

Earnings (loss) Per Share

Basic earnings (loss) per ordinary share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary shares issuable upon the conversion of the redeemable, convertible preferred shares are included in the computation of diluted income per ordinary share on an "if-converted" basis, when the impact is dilutive. The dilutive effect of outstanding share options is reflected in the diluted earnings per share by application of the treasury stock method.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of Long-lived Assets

The Company evaluates its long-lived assets or asset group, including finite-lived intangibles, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company will recognize an impairment loss based on the excess of the carrying amount of the asset group over its estimated fair value.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

The carrying amounts of accounts receivable, accounts and notes payable, other liabilities and short-term bank borrowings approximate their fair value due to the short-term maturity of these instruments.

The long-term bank borrowings approximate their fair value, as their interest rates approximate market interest rates.

This fair value of related party receivables and payables is not practicable to estimate due to the unsure nature of the underlying transactions.

Derivatives, Policy [Policy Text Block]

Derivative Financial Instruments

The Company uses derivative financial instruments to manage its exposure to interest rate and foreign currency risks arising from operational, financing and investment activities. The Company does not hold or issue derivative instruments for trading purposes. Generally, the derivatives do not qualify for hedge accounting. Such derivatives consist of forward exchange contracts, spot forward exchange contracts and foreign exchange options to manage exposure to foreign currency operations. Derivative financial instruments are recognized initially at fair value and transaction costs are expensed immediately. Subsequent to initial recognition, derivative financial instruments are stated at fair value. The gain or loss on re-measurement to fair value is recognized immediately in profit or loss. However, where derivatives qualify for hedge accounting, recognition of any resultant gain or loss depends on the nature of the hedging relationship.

Cash flow hedges generally consist of interest rate swaps that were used by PWF (Note 6) to hedge exposures to changes in the market rates of variable and fixed interest rates. Changes in the fair value of the derivative hedging instrument designated as a cash flow hedge are recognised directly in equity to the extent that the hedge is effective. To the extent that the hedge is ineffective, changes in fair value are recognised in profit or loss. If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated or exercised, then hedge accounting is discontinued prospectively. The cumulative gain or loss previously recognised in equity remains there until the forecast transaction occurs. When the hedged item is a non-financial asset, the amount recognised in equity is transferred to the carrying amount of the asset when it is recognised. In other cases the amount recognised in equity is transferred to profit or loss in the same period that the hedged item affects profit or loss. Subsequent to the sales of PWF (Note 6), the company does not have any cash flow hedges.

During all periods presented, total derivative transactions, gains and losses, and period end fair values and notional amount are not significant to the Company’s operations or financial position.

Segment Reporting, Policy [Policy Text Block]

Segment Reporting

From 2009 through June 2010, the Company operated in corn seed, sheep products and seedlings segments. In July 2010, the Company disposed of its sheep products and seedlings business segments (Note 6). From August, 2010 to April 30, 2011, the Company operated and managed its business only in the China seeds business segment. Beginning with the acquisition of PGW at end of April 2011, the Company now operates in China seeds, International seeds and Agriservices segments (Note 22). The China seeds segment engages in production and sale of corn seed in China, the International seeds segment engages in seed, nutrition and grain businesses and the AgriServices segment engages in merchandising, livestock, insurance, real estate and irrigation and pumping businesses. The accounting policies used in its segment reporting are the same as those used in the preparation of its consolidated financial statements. The 2009 and 2010 segment data has been restated to reflect the 2010 disposition. In 2009 and 2010, the Company generated substantially all of its revenues from customers in the PRC. Beginning in May 2011, with the acquisition of PGW, the Company generated revenues from customers in the PRC, New Zealand, Australia, South America and the United Kingdom. Geographical information is presented in note 22.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued guidance to improve the comparability, consistency, and transparency of financial reporting and increases the prominence of items reported in other comprehensive income ("OCI") by eliminating the option to present components of OCI as part of the statement of changes in stockholders' equity. The amendments in this standard require that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Subsequently in December 2011, the FASB issued an update which indefinitely defers certain requirements to present on the face of the financial statements reclassification adjustments for items that are reclassified from OCI to net income in the statement(s) where the components of net income and the components of OCI are presented. The amendments in these standards do not change the items that must be reported in OCI, when an item of OCI must be reclassified to net income, or change the option for an entity to present components of OCI gross or net of the effect of income taxes. The guidance is effective for interim and annual periods beginning after December 15, 2011 and are to be applied retrospectively. The adoption of this guidance is expected to have an impact on the presentation of the Company's consolidated statements of operations and comprehensive loss, but will not impact the reported amounts.

In December 2010, the FASB issued updated guidance that modifies the goodwill impairment test. Goodwill is tested for impairment using a two-step process. The first step is to identify potential impairments by comparing the estimated fair value of a reporting unit to its carrying value, including goodwill. If the carrying value of a reporting unit exceeds the estimated fair value, a second step is performed to measure the amount of impairment, if any. The second step is to determine the implied fair value of the reporting unit’s goodwill, measured in the same manner as goodwill is recognized in a business combination, and compare the implied fair value with the carrying amount of the goodwill. If the carrying amount exceeds the implied fair value of the reporting unit’s goodwill, an impairment loss is recognized in an amount equal to that excess.

Updated guidance requires that, if the carrying amount of a reporting unit becomes zero or negative, the second step of the impairment test must be performed when it is more likely than not that a goodwill impairment loss exists. In considering whether it is more likely than not that an impairment loss exists, a company is required to evaluate qualitative factors, including the factors presented in existing guidance that trigger an interim impairment test of goodwill (e.g., a significant adverse change in business climate or an anticipated sale of a reporting unit). The provisions of the guidance became effective for our Company on January 1, 2011. The adoption did not have a material impact on our consolidated financial statements.

In September 2011, the FASB issued updated guidance that simplifies the goodwill impairment test. For its annual and interim goodwill impairment test, an entity first assesses qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described above. This update is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. However, early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. Our Company adopted the updated guidance for our annual goodwill impairment test in 2011.

In January 2010, the FASB issued additional disclosure requirements for fair value measurements. The new guidance requires more detailed disclosures of the changes in Level 3 instruments and was effective for our Company on January 1, 2011. The adoption did not have a material impact on our consolidated financial statements, as it only required additional disclosures.

In October 2009, the FASB issued amended revenue recognition guidance for arrangements with multiple deliverables. The new guidance eliminates the residual method of revenue recognition and allows the use of management’s best estimate of selling price for individual elements of an arrangement when vendor-specific objective evidence (VSOE), vendor objective evidence (VOE) or third-party evidence (TPE) is unavailable. The changes became effective for our Company on January 1, 2011. The amendment did not have a material impact on our consolidated financial statements.

In October 2009, the FASB issued guidance which amends the scope of existing software revenue recognition accounting. Tangible products containing software components and non-software components that function together to deliver the product’s essential functionality will be scoped out of the accounting guidance on software and accounted for based on other appropriate revenue recognition guidance. This guidance must be adopted in the same period that our Company adopts the amended accounting for arrangements with multiple deliverables described in the preceding paragraph. The changes became effective for our Company on January 1, 2011. The amendment did not have a material impact on our Consolidated Financial Statements.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of Risks

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. As of June 30, 2012, substantially all of the Company's cash and cash equivalents were deposited in several financial institutions. Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and ongoing monitoring process on outstanding balances.

Current vulnerability due to certain other concentrations

The Company operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC's political, economic and social conditions.  There is also no guarantee that the PRC government's pursuit of economic reforms will be consistent or effective.

Except for PGW and overseas companies outside mainland China, substantially all of the Company's other businesses are transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People's Bank of China. However, the unification of the exchange rates does not imply the convertibility of RMB into United States dollars or other foreign currencies.  All foreign exchange transactions continue to take place either through the People's Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People's Bank of China. Approval of foreign currency payments by the People's Bank of China or other institutions requires submitting a payment application form together with suppliers' invoices, shipping documents and signed contracts. In June 2010, the PRC government indicated that it would make the foreign exchange rate of the RMB more flexible. There has been no subsequent changes to the policies. It is difficult to predict the effect of this change to the foreign exchange rate of the RMB in the future.

Corporation Information and Basis of Presentation (Tables)	12 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

As of June 30, 2012, the Company's subsidiaries consisted of the following entities:

Name	Place of incorporation

Agria Biotech Science & Technology Co., Ltd	PRC
Agria Group Ltd	BVI
China Victory	Hong Kong
Agria Brother	PRC
Agria Biotech Overseas Ltd ("Agria Overseas")	Hong Kong
Southrich Limited ("Agria Asia Investment Ltd.")	BVI
Agria (Singapore) Pte. Ltd ("Agria Singapore")	BVI
Agria Corporation (New Zealand) Ltd ("Agria New Zealand")	New Zealand
PGG Wrightson Limited ("PGW")	New Zealand
Agriculture New Zealand Limited	New Zealand
Agri-Feeds Limited	New Zealand
AgriTech South America Limited (formerly PGG Wrightson Investments Limited)	New Zealand
Grasslands Innovation Limited	New Zealand
PGG Wrightson Consortia Research Limited	New Zealand
PGG Wrightson Employee Benefits Plan Trustee Limited	New Zealand
PGW AgriTech Holdings Limited	New Zealand
PGW Rural Capital Limited	New Zealand
PGW AgriTech New Zealand Limited	New Zealand
AgriServices South America Limited	New Zealand
PGG Wrightson Real Estate Limited	New Zealand
PGG Wrightson Seeds Limited	New Zealand
PGG Wrightson Trustee Limited	New Zealand
PGW Corporate Trustee Limited	New Zealand
Agricom Limited	New Zealand
PGG Wrightson Genomics Limited	New Zealand

PGW AgriTech Australia Pty Limited	Australia
PGG Wrightson Real Estate Australia Pty Limited	Australia
PGG Wrightson Seeds (Australia) Pty Limited	Australia
AusWest Seeds Pty Limited	Australia
Stephen Pasture Seeds Pty Limited	Australia
Juzay S.A.	Uruguay
Wrightson Pas S.A. Limited	Uruguay
PGG Wrightson Uruguay Limited	Uruguay
PGW AgriTech South America SA	Uruguay
Hunker S.A. (t/a Rural Centre)	Uruguay
Lanelle S.A. (t/a Riegoriental)	Uruguay
Afinlux S.A. (t/a Romualdo Rodriguez)	Uruguay
Idogal S.A. (t/a Veterinaria Lasplaces)	Uruguay
Agrosan S.A.	Uruguay
Alfalfares S.R.L.	Argentina
NZ Ruralco Participacoes Ltda	Brazil

Schedule of Variable Interest Entities [Table Text Block]

As of June 30, 2012, the Company consolidates the following VIEs and their consolidated subsidiaries which comprised substantially all of the Group's operations:

Name	Place of incorporation

Guanli	PRC
Agria NKY Seeds Co., Ltd. (Formerly NKY Seeds International Co., Ltd.)*	PRC
Agria Asia International Ltd ("Agria Asia") *	Hong Kong
Agria Agricultural	PRC
Zhongyuan	PRC
Agria Hong Kong Ltd ("Agria Hong Kong") **	Hong Kong
Tianjin Beiao Seed Technology Development Co Ltd	PRC
Wuwei NKY Seeds Co., Ltd.	PRC
Shanxi Jufeng Seeds Co Ltd	PRC

*	Agria Asia and NKY are 100% owned by Guanli
**	Agria Hong Kong is 100% owned by Zhongyuan

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Property, Plant and Equipment, Schedule of Significant Acquisitions and Disposals [Table Text Block]

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Buildings and improvements	5-50 years
Plant and machinery	5-10 years
Furniture and office equipment	3-5 years
Motor vehicles	5-6 years

Business Acquisitions (Tables)	12 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

The following table summarizes the fair values of the assets acquired and liabilities assumed as at the date of acquisition:

	As at September 30, 2009
	(RMB’000)	(US$’000)

Cash	5,516	808
Accounts receivable	596	87
Inventories	12,456	1,825
Other current assets	6,446	944
Property and equipment, net	1,355	199
Other non-current assets	508	74
Payable for acquisition of technology	(5,086)	(745)
Advance from customers	(13,674)	(2,003)
Other current liabilities	(16,233)	(2,378)
Deferred tax assets, non current	3,362	494
Deferred tax liability, current	(63)	(9)
Goodwill	9,817	1,437

Purchase consideration	5,000	733

Schedule of Purchase Price Allocation [Table Text Block]

The aggregate purchase consideration is comprised of the following:

	As at April 30, 2011
	(RMB'000)	(US$'000)

Cash consideration transferred	734,356	113,616
Fair value of the Noncontrolling Interest	967,152	149,633
Fair value of previously held equity interest	450,385	69,681
Total consideration	2,151,893	332,930

Schedule Of Assets and Liabilities Of Acquisition Including Effect Of Measurement Period Adjustments [Table Text Block]

The following table summarizes the fair values of the assets acquired and liabilities assumed as of the date of acquisition, including the effect of measurement period adjustments recorded in 2012 and 2011 as discussed below:

	As at April 30, 2011
	(RMB'000)	(US$'000)

Cash	38,817	6,006
Accounts receivable	1,421,690	219,957
Inventory	1,274,040	197,113
Other current assets	167,311	25,886
Property and equipment	443,588	68,630
Investment in equity accounted associates & other investment	73,673	11,398
Other non-current assets	75,308	11,651
Goodwill	882,874	136,594
Accounts payable	(850,887)	(131,645)
Short-term borrowings	(337,983)	(52,291)
Other current liabilities	(450,285)	(69,667)
Long-term borrowings	(754,836)	(116,784)
Other long-term liabilities	(154,367)	(23,883)
Net assets held for sale	473,581	73,270
Deferred tax assets	61,287	9,482
Deferred tax liabilities	(2,923)	(452)
Income tax payable	(23,571)	(3,647)
Noncontrolling interest	(10,259)	(1,587)
Convertible Redeemable Note and accrued interest	(175,165)	(27,101)
Purchase consideration	2,151,893	332,930

Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]

The Company updated the previously reported consolidated balance sheets and statements of operations, of changes in Shareholders’ Equity and of Cash Flows for the six months period ended June 30, 2011 for the final measurement period adjustments that are reflected in the table below.

Consolidated Balance Sheet

	As initially reported June 30, 2011	Measurement period adjustment	Adjusted June 30, 2011
	(RMB)	(RMB)	(RMB)
ASSETS
Current assets:
Cash and cash equivalents	93,771		93,771
Restricted cash	456,250		456,250
Accounts receivable	1,122,810		1,122,810
Inventories	1,424,468	(37,842)	1,386,626
Prepayments and other current assets	132,585		132,585
Tax Receivable	14,747		14,747
Deferred tax assets	—		—
Short –term derivative assets	28,674		28,674
Assets held for sale	2,710,238	(4,329)	2,705,909
Amounts due from related parties	98,032		98,032
Total current assets	6,081,575	(42,171)	6,039,404

Non-current assets:
Property, plant and equipment, net	510,653	(25,359)	485,294
Investment under equity method	61,300		61,300
Intangible assets, net	398,465		398,465
Goodwill	838,928	54,081	893,009
Non-current prepayments	40,158		40,158
Deferred tax assets	44,795		44,795
Other assets, net	61,066		61,066
Total non-current assets	1,955,365	28,722	1,984,087
Total assets	8,036,940	(13,449)	8,023,491

LIABILITIES AND EQUITY
Current liabilities:
Short-term bank borrowings	485,885		485,885
Income tax payable	2,535		2,535
Accounts payable	765,554	(29,881)	735,673
Accrued expenses and other liabilities	493,914		493,914
Deferred tax liabilities	—	2,980	2,980
Short-term derivative liabilities	14,313		14,313
Amounts due to related parties	10,622	29,881	40,503
Liabilities classified as held for sale	2,233,054	3,505	2,236,559
Total current liabilities	4,005,877	6,485	4,012,362

Non-current liabilities:
Long-term bank borrowing	1,228,993		1,228,993
Other long-term liabilities	137,053		137,053
Total non-current liabilities	1,366,046		1,366,046
Total liabilities	5,371,923	6,485	5,378,408

Equity:
Agria Corporation shareholders’ equity:
Ordinary shares (par value US$0.0000001 per share; 499,900,000,000 shares authorized; 110,766,600 shares issued and outstanding at December 31, 2010, June 30, 2011 and June 30, 2012.)	—		—
Additional paid-in capital	2,271,492		2,271,492
Statutory reserves	237		237
Accumulated other comprehensive loss	(121,746)	(1,679)	(123,425)
Accumulated deficit	(701,413)	(7,163)	(708,576)
Total Agria Corporation shareholders’ equity	1,448,570	(8,842)	1,439,728
Noncontrolling interest	1,216,447	(11,092)	1,205,355
Total Equity	2,665,017	(19,934)	2,645,083
Total liabilities and equity	8,036,940	(13,449)	8,023,491

Consolidated Statement of Operation

	As initially reported 2011	Measurement period adjustment	Adjusted 2011
	(RMB)	(RMB)	(RMB)

Revenue	1,026,168		1,026,168
Cost of revenue	(761,366)	(17,748)	(779,114)
Gross profit	264,802	(17,748)	247,054

Operating expenses:
Selling, general and administrative expenses	(271,112)		(271,112)
Research and development expenses	(7,033)		(7,033)
Total operating expenses	(278,145)		(278,145)
Operating loss	(13,343)	(17,748)	(31,091)

Other income (expense)
Interest income	14,123		14,123
Interest and financing expenses	(22,316)		(22,316)
Exchange gain (loss)	(12,834)		(12,834)
Unrealized (loss) gain in investment	55,542		55,542
Other expense	(3,162)		(3,162)
Other income	2,251		2,251
Income (loss) from equity investments	10,232		10,232
Income (loss) before income tax	30,493	(17,748)	12,745
Income tax	1,074	22	1,096
Income (loss) from continuing operations	31,567	(17,726)	13,841
Income (loss) from discontinued operations	(2,852)		(2,852)
Net income (loss)	28,715	(17,726)	10,989
Less net income or addition of net loss attributable to the non controlling interest	(3,185)	10,563	7,378
Net income (loss) attributable to the Company	25,530	(7,163)	18,367

Loss per ordinary share:
Income(loss) per share from continuing operations – basic and diluted	0.24	(0.06)	0.18

Income (loss) per share from discontinued operations – basic and diluted	(0.01)		(0.01)

Net income (loss) per share – basic and diluted	0.23	(0.06)	0.17

Weighted average number of ordinary shares outstanding-Basic and diluted	110,766,600		110,766,600

Amounts attributable to Company's common shareholders
Income (loss) from continuing operations, net of tax	26,683	(7,162)	19,520
Discontinued operations, net of tax	(1,153)		(1,153)
Net income (loss)	25,530	(7,163)	18,367

Business Acquisition, Pro Forma Information [Table Text Block]

The following summarized unaudited pro forma results of operations, which are inclusive of Continuing and Discontinued Operations, for the year ended December 31, 2010 and the 6 month period ended June 30, 2011, have been prepared assuming that the acquisition of PGW had occurred on January 1, 2010. These pro forma results have been prepared for comparative purposes only based on management's best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of January 1, 2010.

	(Unaudited)	(Unaudited)
	For the year ended December 31,2010	For 6 months Ended June 30,2011
	(RMB'000)	(RMB'000)

Pro forma revenues	6,256,583	3,551,666
Pro forma net loss	(57,110)	(94,701)
Pro forma net loss per ordinary share-basic and diluted	(0.48)	(0.85)

Investments Under Equity Method (Tables)	12 Months Ended
Jun. 30, 2012
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments [Table Text Block]

Details of the Company's equity method investees at June 30, 2012 are as follows:

	Proportion of ownership	December 31, 2010	June 30, 2011	June 30, 2012	June 30, 2012
Name of investee	interest	(RMB’000)	(RMB’000)	(RMB'000)	(US$'000)

Wuwei Ganxin Seeds Co., Ltd.	49.0%	41,183	53,679	53,679	8,449
Beijing Zhongnong Seed Industry Co., Ltd.	26.8%	6,711	6,720	8,280	1,303
Other, owned by PGW		—	901	1,345	212
		47,894	61,300	63,304	9,964

Disposition and Discontinued Operations (Tables)	12 Months Ended
Jun. 30, 2012
Schedule Of Disposal Groups Including Discontinued Operations Balance Sheet [Table TextBlock]

The assets and liabilities of P3A as of December 31, 2008 and 2009 are comprised of the following:

	2008	2009	2009
	(RMB'000)	(RMB'000)	(US$'000)
Current assets	231,565	257,699	39,045
Non-current assets	202,815	172,344	26,113
Accounts payable and other liabilities	(232,182)	(246,995)	(37,423)
Net assets	202,198	183,048	27,735

Disclosure Of Long Lived Assets And Liabilities Held For Sale [Table Text Block]

The assets and liabilities classified as held for sale are comprised of the following:

	2010	2011	2012	2012
	(RMB'000)	(RMB'000)	(RMB'000)	(US$'000)
Assets classified as held for sale
Cash and cash equivalents	—	383,330	—	—
Property, plant and equipment	—	3,249	27,794	4,375
Intangibles	—	1,499	—	—
Finance and other receivables	—	2,317,830	—	—
	—	2,705,909	27,794	4,375
Liabilities classified as held for sale
Finance and other payables	—	(2,236,559)	—	—
	—	(2,236,559)	—	—

Pwf [Member]
Schedule Of Disposal Groups Including Discontinued Operations Income Statement [Table Text Block]

Results of the PWF discontinued operations are as follows:

Results of discontinued operations	From April 30, 2011 (acquisiti on date) to June 30, 2011
	(RMB'000)	(US$'000)
Revenue from discontinued operations	30,676	4,746
Pretax loss	(135)	(21)
Loss from discontinued operations	(2,852)	(441)

P3a [Member]
Schedule Of Disposal Groups Including Discontinued Operations Income Statement [Table Text Block]
There is no other significant income tax on discontinued operations for 2008, 2009, and 2010. Results of the P3A discontinued operations are as follows:

Discontinued Operations	2008	2009	From January 1, 2010 to date of disposal
	(RMB'000)	(RMB'000)	(RMB'000)	(US$'000)
Revenue from discontinued operations	465,064	173,956	112,277	17,012
Pretax income (loss)	121,053	(25,378)	(192,468)	(29,162)
Income (loss) from discontinued operations	121,053	(25,378)	(1,314)	(199)

Accounts Receivable (Tables)	12 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Schedule Of Accounts Receivable [Table Text Block]

Accounts receivable consist of the following:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Accounts receivable	423	1,169,711	1,014,672	159,715
Less: Allowance for doubtful accounts	(139)	(46,901)	(43,833)	(6,899)

	284	1,122,810	970,839	152,816

Schedule Of Movements In Allowance For Accounts Receivable [Table Text Block]
	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Movements in allowance for doubtful accounts:
Balance at the beginning of the period	(12,853)	(10,670)	(139)	(46,901)	(7,382)
Increase from acquisition of PGW	—	—	(46,407)	—
Provision for doubtful collection	(14,664)	(139)	(355)	(23)	(4)
Decrease due to disposal of P3A	—	10,670	—	—	—
Collections of doubtful accounts allowed for	7,916	—	—	3,091	486
Write-offs	8,931	—	—	—	—

Balance at the end of the year	(10,670)	(139)	(46,901)	(43,833)	(6,899)

Inventories (Tables)	12 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]

Inventories consist of the following:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Raw materials and supplies	10,181	4,467	10,032	1,578
Work in progress	1,407	63,354	27,516	4,331
Finished goods	62,780	1,220,330	1,213,466	191,007
Livestock	—	135,304	102,960	16,207
Less: Allowance for inventory write down	—	(36,829)	(36,043)	(5,673)
	74,368	1,386,626	1,317,931	207,450

Prepayments and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]

Prepayments and other current assets consist of the following:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Non-current assets
Non-current Prepayments (1)	40,258	40,158	40,165	6,322

Current assets
Prepayments(3)	106	32,920	31,345	4,934
Advances to suppliers (2)	1,586	3,808	11,593	1,825
Finance receivable (4)	—	—	146,447	23,051
Other receivable (5)	17,414	95,917	95,666	15,058
Less: Allowance for doubtful accounts	(60)	(60)	(4,140)	(651)
	19,046	132,585	280,911	44,217

(1)	As of December 31, 2010, June 30, 2011 and June 30, 2012, the Company prepaid RMB 40 million for leasing one parcel of land for an extended lease term from December 31, 2028 (expiration of its land use right) to December 31, 2038.

(2)	This amount represents interest-free payments to suppliers associated with contracts the Company enters into for the future scheduled delivery of corn seeds. The risk of loss arising from non-performance by or bankruptcy of the suppliers is assessed prior to placing the advance. To date, the Company has not experienced any loss on advances to suppliers.

(3)	The amount consists of RMB9.5 million (US$1.5 million) of prepayment of short-term debt financing costs which will be amortized over the term of the debt period, RMB4.8 million (US$0.8 million) property management fee and RMB5.3 million (US$0.8) prepayment of investment in Xinjiang production base and Zhuhai sweet corn business.

(4)	This amount represents individual impaired loans in PGG Wrightson. As part of the sale of the Company’s finance subsidiary PWF to Heartland Building Society, certain excluded loans were acquired by the Company’s wholly owned subsidiary PGW Rural Capital Limited.

(5)	This amount mainly represents merchandise rebates from suppliers.

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Movements in allowance for doubtful accounts:
Balance at the beginning of the year	(1,125)	(1,723)	(60)	(60)	(9)
Provision for doubtful accounts	(598)	—	—	(4,080)	(642)
Decrease due to disposal of P3A	—	1,663	—	—	—
Balance at the end of the year	(1,723)	(60)	(60)	(4,140)	(651)

Property, Plant and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property, plant and equipment consist of the following:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Land	—	83,003	72,078	11,346
Buildings and improvements	1,684	212,869	193,382	30,440
Plant and machinery	984	248,631	264,081	41,567
Furniture and office equipment	1,788	96,160	68,766	10,824
Motor vehicles	6,560	40,162	49,689	7,821
Construction in progress	—	16,008	6,860	1,080
Total original cost	11,016	696,834	654,856	103,078
Less: Accumulated depreciation	(4,771)	(211,540)	(207,560)	(32,671)

Net book value	6,245	485,294	447,296	70,407

Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

Intangible assets consist of the following:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Land use rights	395,637	395,637	395,637	62,276
Acquired technology	15,000	33,893	30,932	4,869
Software	258	76,078	75,357	11,862
Gross carrying value	410,895	505,608	501,926	79,007
Less: Accumulated amortization	(57,869)	(107,143)	(130,101)	(20,479)

Net carrying value	353,026	398,465	371,825	58,528

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

Expected amortization expense on these intangible assets for each of the next five years and thereafter is as follows:

Year ending June 30	(RMB’000)	(US$’000)

2013	23,373	3,679
2014	22,250	3,502
2015	21,302	3,354
2016	21,111	3,323
2017	20,907	3,291
Thereafter	262,882	41,379
	371,825	58,528

Other Assets (Tables)	12 Months Ended
Jun. 30, 2012
Other Assets, Noncurrent [Abstract]
Schedule of Other Assets, Noncurrent [Table Text Block]
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Investment accounted under cost method	—	57,074	111,665	17,577
Long-term derivative assets	—	3,992	2,497	393
	—	61,066	114,162	17,970

Derivative Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments [Table Text Block]
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Short-term derivative assets held for risk management	—	28,674	14,777	2,326
Long-term derivative assets held for risk management (Note 12)	—	3,992	2,497	393
Short-term derivative liabilities held for risk management	—	(14,313)	(7,310)	(1,151)
Long-term derivative liabilities held for risk management (Note 15)	—	(4,393)	(1,470)	(231)
Net derivatives held for risk management	—	13,960	8,494	1,337

Bank Borrowings and Restricted Cash (Tables)	12 Months Ended
Jun. 30, 2012
Bank Borrowings and Restricted Cash Disclosure [Abstract]
Schedule Of Bank Borrowings and Restricted Cash [Table Text Block]

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Short-term facilities:
Short-term facilities	59,604	281,918	417,323	65,689
Long-term facilities - Current portion	—	203,967	175,338	27,599
	59,604	485,885	592,661	93,288

Long-term facilities:
Long-term portion	—	1,228,993	683,455	107,580
	—	1,228,993	683,455	107,580

Restricted Cash	136,000	456,250	398,706	62,759

Schedule Of Weighted Average Interest Rates [Table Text Block]	The weighted average interest rates are as follows:
	2009	2010	2011	2012
Short-term facilities	10.18%	0.94%	5.2%	4.7%
Long-term facilities	—	—	4.2%	4.3%

Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Jun. 30, 2012
Payables and Accruals [Abstract]
Schedule Of Accrued Expenses and Other Current Liabilities [Table Text Block]

The components of accrued expenses and other current liabilities are as follows:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Salary, welfare, education and union fund	373	74,321	86,200	13,568
Individual income tax withholdings	155	—	—	—
Advances from customers(i)	28,347	50,662	22,116	3,481
Business tax and other taxes	1,133	1,647	1,344	212
Unrecognized tax benefit and related interest and penalties (Note 18)	6,725	7,519	5,115	805
Accrued expenses	9,805	359,674	146,049	22,989
Other	4,492	91	83,270	13,108
	51,030	493,914	344,094	54,163

(i)	The advances from customers are attributable to cash received for purchasing corn seeds.

Schedule Of Other Long Term Liabilities [Table Text Block]

The components of Other Long-term Liabilities are as follows:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Other long-term provisions	—	41,830	26,682	4,200
Defined benefit liabilities (ii)	—	90,830	131,504	20,700
Long-term derivative liabilities	—	4,393	1,470	231
	—	137,053	159,656	25,131

(ii)	PGW makes contributions to two defined benefit plans that provide a range of superannuation and insurance benefits for employees and former employees. The plan’s retired employees are entitled to receive an annual pension payment payable on their life and in some cases on the life of a surviving spouse. The balance as of June 30, 2012 is composed of the gross value of the defined benefit obligation of RMB378.0 million (US$59.5 million) and the carrying value of plan assets of RMB246.5 million (US$38.8 million). The contribution to the defined benefit plans were RMB11.6 million (US$1.8 million) by PGW, and RMB5.8 million (US$0.9 million) by members in 2012.

Income Taxes (Tables)	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

Income / (loss) from continuing operations before income taxes consists of:

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

PRC	(29,013)	(24,856)	8,727	(23,185)	(3,650)
PGW	—	—	(9,966)	160,547	25,271
Other Non-PRC	(69,969)	(25,897)	13,984	(55,067)	(8,668)
	(98,982)	(50,753)	12,745	82,295	12,954

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

Income taxes applicable to continuing operations consist of:

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Current income tax	—	5,719	31,429	10,130	2,650
Deferred income tax	10,915	1,385	(30,332)	3,500	(505)
	10,915	7,104	1,096	13,630	2,145

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The reconciliation between income taxes computed by applying the statutory income tax rate of 25% for 2009, 2010, 2011 and 2012 applicable to the Company’s PRC operations to income tax expense is:

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Loss before income tax	(98,982)	(50,753)	12,745	82,295	12,954
Income tax computed at the applicable statutory tax rate of 25%	(24,746)	(12,688)	3,186	20,574	3,238
Expense not deductible for tax	5,597	838	771	329	52
Effect of tax exemptions	—	(50)	—	(33,271)	(5,237)
Effect of tax rate differences	—	568	(1,629)	1,869	295
Effect of tax law changes and recognition of outside basis differences	10,596	4,502	(5,761)	14,397	2,266
Changes in valuation allowance	19,523	13,838	4,539	6,248	983
Other	(55)	96	(2,202)	3,484	548
Income tax (benefit) expense reported in the consolidated statements of operations, applicable to continuing operations	10,915	7,104	(1,096)	13,630	2,145

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The tax effects of temporary differences that give rise to the deferred tax asset (liability) balances at December 31, 2010, June 30, 2011 and 2012 are as follows:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Property, plant and equipment	11	(17,241)	(17,844)	(2,809)
Acquired technology	802	(9,982)	(7,884)	(1,241)
Change in foreign tax rate	—	(3,393)	—	—
Net operating loss carry-forward	13,838	4,539	6,248	983
Other	1,219	75,411	100,078	15,753
Deferred tax assets	15,870	49,334	80,598	12,686
Valuation allowance	(13,838)	(4,539)	(6,248)	(983)
Deferred tax assets, net (all non-current)	2,032	44,795	74,350	11,703

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]

A reconciliation of the beginning and ending amounts of unrecognized tax benefits and liabilities, exclusive of related interest and penalties, is as follows:

	2010	2011	2012	2012
	(RMB)	(RMB)	(RMB)	(US$)

Balance at beginning of fiscal year	12,492	3,759	3,759	592
Reversal due to disposal of P3A	(8,733)	—	—	—
Balance at the end of fiscal year	3,759	3,759	3,759	592

Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Schedule Of Related Parties Names and Their Relatonship With Company [Table Text Block]
Name of Related Parties	Relationship with the Company

Wuwei Ganxin Seeds Co., Ltd. (Wuwei Ganxin)	A 49% associate
Beijing Zhongnong Seed Industry Co., Ltd. (Beijing Zhongnong)	A 26.8% associate
Ngai Tahu	Shareholder of Agria Asia with equity interest of 7.24%
Michael Thomas	Management of PGW (Resigned in August 2011)
John McKenzie	Management of PGW
George Gould	Director of PGW
PGW	19% investment before April 30, 2011
Shenzhen Guanli Investment Co., Ltd. (Shenzhen Guanli)	A company controlled by Alan Lai, Chairman of Agria

Schedule of Related Party Transactions [Table Text Block]
The Company had the following related party transactions during the periods presented:

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Return of corn seeds to:
Wuwei Ganxin (**)	—	—	38,983	—	—

Purchase of corn seeds from:
Wuwei Ganxin	—	65,427	3,688	3,448	543

Initial payment for subscription for shares in Agria Asia (***)
Ngai Tahu	—	—	78,404	—	—

Debenture and rural saver deposits
Michael Thomas	—	—	6,965	—	—

Purchase of retail goods, sale of seed under production contracts
John McKenzie	—	—	—	13,187	2,076
Michael Thomas	—	—	1,564	—	—

Purchase of retail goods
George Gould	—	—	72	602	95
Bill Thomas	—	—	—	3,389	533

Interest on Convertible & Redeemable Note
PGW (****)	—	—	4,732	—	—

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Directors fee and expense charged to:

PGG Wrightson (*****)	—	1,179	274	—	—

Collection of amounts due from:
PGG Wrightson	—	789	—	—	—
Beijing Zhongnong	—	—	—	1,012	159
Taiyuan Relord *	1,652	—	—	—	—
Yan Lv *	28	—	—	—	—
	1,680	789	—	1,012	159

Payment of amounts due to:
WuweiGanxin	—	26,019	—	3,448	543
Beijing Zhongnong	—	3,044	—	—	—
Taiyuan Relord *	204	102	—	—	—
Yan Lv *	6	—	—	—	—
Xue Zhi Xin *	6	—	—	—	—
	216	29,165	—	3,448	543

Loan from Shenzhen Guanli ******	—	—	—	20,000	3,148
Repayment of loan from Shenzhen Guanli	—	—	—	20,000	3,148
Payment of interest to Shenzhen Guanli	—	—	—	1,062	167

Loan to Beijing Zhongnong	—	910	9,610	4,876	768
Loan from Beijing Zhongnong	—	6,464	—	1,302	205
Capital injection to Beijing Zhongnong	—	7,000	—	4,000	630
Sales service from Beijing Zhongnong	—	—	—	2,812	443

* Taiyuan Relord, Yan Lv and XueZhixin, were determined to be a related parties by virtue of their relationships with P3A. Following the disposal of P3A, they are no longer considered to be related parties.

** The corn seeds were previously purchased from Wuwei Ganxin in 2010. In January, 2011, the Company agreed to return the inventories to Wuwei Ganxin who at the time had greater capacity to sell that category of seeds.

*** Payment in April 2011, for Ngai Tahu's share subscription in Agria Asia Investments was made by the Company. Ngai Tahu refunded the amount to the Company in July, 2011 following PGW shareholder approval, which was granted in June 2011.

**** These transactions occurred prior to acquisition of controlling interest in PGW.

***** A number of Directors, senior executives or their related parties, hold positions in other entities that result in them having control or significant influence over the financial or operating policies of these entities. A number of these entities transacted with the Company during the reporting period. The terms and conditions of these transactions with key management personnel and their related parties were determined to be no more favourable than those available, or which might reasonably be expected to be available, on similar transactions to non-key management personnel related entities on an arm's length basis.

****** We borrowed RMB20.0 million from Shenzhen Guanli in July 2011 and repaid the full amount together with interest calculated at prevailing People’s Bank of China interest rates in May 2012.

Schedule Of Related Party Due [Table Text Block]
The Company had the following related party balances at the end of the following periods, such amounts are generally without interest or collateral, and have similar terms to the Company’s normal sales and purchase transactions.

	December 31, 2010	June 30, 2011	June 30, 2012	June 30, 2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Amounts due from related parties:
Ganxin	—	10,018	9,105	1,433
Beijing Zhongnong	910	9,610	4,875	768
Ngai Tahu	—	78,404	—	—
PGG Wrightson	390	—	—	—
	1,300	98,032	13,980	2,201

Amounts due to related parties:
Included in current liabilities
PGG Wrightson	14	—	—	—
Beijing Zhongnong	3,420	10,622	4,114	648
Wuwei Ganxin	39,409	—	—	—
Officers and directors of PGW	—	29,881	406	63
	42,843	40,503	4,520	711

Share-based Awards Plan (Tables)	12 Months Ended
Jun. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]

The following table summarizes the option activity for the years ended December 31, 2009 and 2010, six months ended June 30, 2011, and the year ended June 30, 2012 (amounts in thousands of U.S. Dollars (“US$”), except for number of shares and exercise price):

Share Option	Number of Shares	Weighted- average Exercise Price	Weighted- average grant-date fair value	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (US$’000)

Outstanding, December 31, 2008	8,844,500	2.97	—	—	—
Granted	2,340,000	0.92	0.44	—	—
Forfeited	(784,600)	2.81	1.59	—	—
Expired	(450,000)	2.40	1.65	—	—
Outstanding, December 31, 2009	9,949,900	2.53	3.30	6.72	1,735
Vested and expected to vest at December 31, 2009	9,949,900	2.53	3.30	6.72	1,735
Exercisable at December 31, 2009	5,494,500	2.71	0.56	6.05	581

Outstanding, December 31, 2009	9,949,900	2.53	3.30	—	—
Granted	5,160,000	1.00	0.24	—	—
Forfeited	(735,000)	2.69	1.02	—	—
Expired	(1,136,800)	2.77	1.56	—	—
Outstanding, December 31, 2010	13,238,100	1.90	2.38	8.18	94
Vested and expected to vest at December 31, 2010	13,238,100	1.90	2.38	8.18	94
Exercisable at December 31, 2010	6,373,567	2.46	1.08	7.44	31
Outstanding, December 31, 2010	13,238,100	1.90	2.38	8.18	94
Granted	—	—	—	—	—
Forfeited	(1,828,500)	1.61	0.54	1.61	—
Expired	(1,387,400)	3.56	1.44	3.56	—
Outstanding, June 30, 2011	10,022,200	1.73	2.03	7.38	—
Vested and expected to vest at June 30, 2011	10,022,200	1.73	2.03	7.38	—
Exercisable at June 30, 2011	5,934,200	2.03	0.87	7.02	—

Outstanding, June 30, 2011	10,022,200	1.73	2.03	7.38	—
Granted	200,000	0.67	0.33	9.13	—
Forfeited	(66,667)	1.00	0.23	7.89	—
Expired	(388,200)	3.69	1.08	5.43	—
Outstanding, June 30, 2012	9,767,333	1.63	0.68	6.98	—
Vested and expected to vest at June 30, 2012	9,767,333	1.63	0.68	6.98	—
Exercisable at June 30, 2012	7,839,867	1.73	0.75	6.82	—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The following table presents the assumptions used to estimate the fair values of the share options granted in the periods presented:

	2009	2010	2011	2012

Risk-free interest rate	3.17%	3.26%-3.30%	2.5%	1.24%
Dividend yield	—	—	—	—
Expected volatility range	48.62%	62.21%-62.35%	68.75	42% - 84%
Weighted average expected volatility	48.62%	62.33%	68.75%	69%
Expected term (in years)	2.77	3.93	2	2

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]

Total compensation cost recognized for the years ended December 31, 2009 and 2010, six months ended June 30, 2011, and the year ended June 30, 2012, is as follows:

	For the years ended December 31,
	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Cost of revenues	206	—	—	—	—
General and administrative expenses	14,596	9,835	3,709	4,630	729
Research and development expenses	31	—	—	—	—
	14,833	9,835	3,709	4,630	729

Segment Reporting (Table)	12 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

Operating Segment Information

	Year ended December 31, 2009	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended June 30, 2012	Year ended June 30, 2012
	(RMB'000)	(RMB'000)	(RMB'000)	(RMB'000)	(USD'000)
Revenue
China Seeds	3,013	29,022	60,829	52,772	8,307
International Seeds			353,034	2,235,571	351,892
AgriService			612,305	4,630,464	728,863
Total	3,013	29,022	1,026,168	6,918,807	1,089,061

Cost of revenue
China Seeds	(5,285)	(17,345)	(33,734)	(33,130)	(5,215)
International Seeds			(281,521)	(1,691,079)	(266,186)
AgriService			(463,859	(3,658,853)	(575,925)
Total	(5,285)	(17,345)	(779,114)	(5,383,062)	(847,326)

Gross profit
China Seeds	(2,272)	11,677	27,095	19,642	3,092
International Seeds			71,513	544,492	85,706
AgriService			148,446	971,611	152,937
Total	(2,272)	11,677	247,054	1,535,745	241,735

Selling, general and administrative expenses
China Seeds	(827)	(6,405)	(7,020)	(15,647)	(2,463)
International Seeds	—	—	(57,026)	(386,945)	(60,907)
AgriService	—	—	(127,149)	(743,287)	(116,998)
Regional Corporate	—	—	(29,128)	(143,872)	(22,646)
Central Corporate	(88,792)	(92,266)	(50,789)	(71,451)	(11,247)
Total	(89,619)	(98,671)	(271,112)	(1,361,201)	(214,261)

Research and development expenses
China Seeds	(942)	(114)	(317)	(2,277)	(358)
International Seeds	—	—	(6,681)	(29,749)	(4,683)
AgriService	—	—	—	(11)	(2)
Regional Corporate	—	—	—	—	—
Central Corporate	(214)	—	(35)	—	—
Total	(1,156)	(114)	(7,033)	(32,037)	(5,043)

Total operating expenses
China Seeds	(1,769)	(6,519)	(7,338)	(17,924)	(2,821)
International Seeds	—	—	(63,706)	(416,694)	(65,590)
AgriService	—	—	(127,149)	(743,298)	(116,999)
Regional Corporate	—	—	(29,128)	(143,872)	(22,646)
Central Corporate	(89,006)	(92,266)	(50,824)	(71,451)	(11,247)
Total	(90,775)	(98,785)	(278,145)	(1,393,238)	(219,304)

Operating income (loss)
China Seeds	(4,041)	5,158	19,758	1,717	270
International Seeds	—	—	7,807	127,798	20,116
AgriService	—	—	21,297	228,313	35,938
Regional Corporate	—	—	(29,128)	(143,872)	(22,646)
Central Corporate	(89,006)	(92,266)	(50,824)	(71,451)	(11,247)
Total	(93,047)	(87,108)	(31,091)	142,507	22,431

Segment assets
China Seeds	125,872	198,471	107,961	183,674	28,911
International Seeds	—	—	2,148,310	2,030,389	319,595
AgriService	—	—	885,140	994,918	156,606
Regional Corporate	—	—	2,991,232	292,249	46,002
Central Corporate	1,880,281	1,419,279	1,889,848	1,718,577	270,514
Total	2,006,153	1,617,750	8,023,491	5,219,807	821,629

Segment liabilities
China Seeds	79,761	153,992	58,933	109,102	17,173
International Seeds	—	—	1,202,563	1,044,193	164,362
AgriService	—	—	922,367	843,806	132,820
Regional Corporate	—	—	2,405,547	191,832	30,195
Central Corporate	213,906	—	788,998	447,770	70,482
Total	293,667	153,992	5,378,408	2,636,702	415,033

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]

In presenting information on the basis of geographical segments, segment revenues are attributed to countries based on location of customers. Segment assets are based on the geographical location of the assets.

Revenues

	Year ended December 31, 2009	Year ended December 31, 2010	Six months ended June 30, 2011 *	Year ended June 30, 2012	Year ended June 30, 2012
	(RMB'000)	(RMB'000)	(RMB'000)	(RMB'000)	(US$'000)
China	3,013	29,022	60,829	52,772	8,307
New Zealand	—	—	798,541	5,861,534	922,640
Australia	—	—	61,385	405,133	63,770
South America	—	—	104,326	597,469	94,045
United Kingdom	—	—	1,087	1,899	299
Total	3,013	29,022	1,026,168	6,918,807	1,089,061

Long-Lived Assets

	As at December 31, 2010	As at June 30, 2011	As at June 30, 2012	As at June 30, 2012
	(RMB'000)	(RMB'000)	(RMB'000)	(US$'000)
China	1,016,357	448,189	453,937	71,452
New Zealand		418,290	443,095	69,746
Australia		122,883	93,485	14,715
South America		21,058	43,738	6,885
United Kingdom		1,453	—	—
Total	1,016,357	1,011,872	1,034,255	162,798

*  Revenue from countries other than China represent only two months results as a result of PGW acquisition.

Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Future minimum lease payments for each of the next five years and thereafter, under all non-cancelable operating leases, are as follows:

Year ending June 30	(RMB’000)	(US$’000)

2013	98,951	15,576
2014	75,533	11,889
2015	60,796	9,570
2016	44,999	7,083
2017	33,886	5,334
Thereafter	117,858	18,552
	432,023	68,004

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]

Commitment for capital expenditure

Year ending June 30	(RMB’000)	(US$’000)

2013 (i)	16,771	2,640
2014 (ii)	9,623	1,515
	26,394	4,155

(i)	The Company is constructing a seeds drying plant in Xinjiang province in the PRC. The related committed capital expenditure commitment is approximately RMB10.0 million in year 2013.

(ii)	The Company has committed to buy land as part of its purchase of the Corson Grain business. The property is to be purchased for RMB9.0 million (US$1.4 million) in November 2013.

Employee Defined Contribution Plan and Defined Benefit Plan (Tables)	12 Months Ended
Jun. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]
Defined Benefit Asset / Liability in PGW	2012	2011
	(RMB'000)	(RMB'000)

Present value of funded obligations	(378,003)	(370,099)
Fair value of plan assets	246,500	279,267
Total defined benefit asset / (liability)	(131,504)	(90,832)

Schedule of Allocation of Plan Assets [Table Text Block]
Group / Company	PGG Wrightson Employment Benefits Plan
Plan assets consist of:	2012	2011
NZ equities	62%	63%
Fixed interest	36%	34%
Cash	2%	3%
	100%	100%

Schedule of Assumptions Used [Table Text Block]

Actuarial Assumptions:	2012	2011
Principal actuarial assumptions at the reporting date (expressed as weighted averages):
Discount rate used (10 year New Zealand Government Bond rate)	3.41%	5.04%
Expected return on plan assets	6.00%	6.00%
Future salary increases	3.50%	3.50%
Future pension increases	2.50%	2.50%

Schedule of Expected Benefit Payments [Table Text Block]
	2012	2011
Historical information	(RMB’000)	(RMB’000)
Present value of the defined benefit obligation	378,003	346,209
Fair value of plan assets	(246,500)	(261,240)
Deficit in the plan	131,503	84,969

Schedule of Costs of Retirement Plans [Table Text Block]

	2012	2011
Movement in the liability for defined benefit obligations*	(RMB’000)	(RMB’000)
Liability for defined benefit obligations at 1 July	346,209
Benefits paid by the plan	(19,122)
Current service costs and interest	20,103
Member contributions	6,825
Actuarial (gains)/losses recognised in equity	23,989
Liability for defined benefit obligations at 30 June	378,003

Movement in plan assets:*
Fair value of plan assets at 1 July	261,240
Contributions paid into the plan	13,654
Benefits paid by the plan	(19,122)
Expected return on plan assets	15,508
Actuarial gains/(losses) recognised in equity	(24,780)
Fair value of plan assets at 30 June	246,500

Expense recognised in profit or loss:*
Current service costs	11,611
Interest on obligation	8,492
Expected return on plan assets	(15,507)
	4,596
Recognised in Non-Trading Items	(2,233)
Recognised in Employee Benefit Expense	6,830
	4,597
Actual return on plan assets	(6,865)

* Movements and expenses for the period ended June 30, 2011 are not significant as PGW operations are only included from the date of acquisition.

Gains and losses recognised in equity:

Cumulative gains/(losses) at 1 July	(99,890)	(94,843)
Net profit and loss impact from current period costs	(4,596)	(8,292)
Recognised during the year	(53,725)	3,245
Cumulative gains/(losses) at 30 June	(158,211)	(99,890)

Fair Value Measurement (Table)	12 Months Ended
Jun. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]

	Level 1	Level 2	Level 3	Total
Year 2012	(RMB'000)	(RMB'000)	(RMB'000)	(RMB'000)
Assets
Derivative financial instruments	—	17,274	—	17,274
Other investments	35,384	—	43,455	78,839
	35,384	17,274	43,455	96,113
Liabilities
Derivative financial instruments	—	8,780	—	8,780
	—	8,780	—	8,780
Year 2011
Assets
Derivative financial instruments	—	32,665	—	32,665
Other investments	—	—	50,499	50,499
	—	32,665	50,499	83,164
Liabilities
Derivative financial instruments	—	18,706	—	18,706
	—	18,706	—	18,706

Prior year information comparable to transition period (Tables)	12 Months Ended
Jun. 30, 2012
Prior Year Information Comparable To Transition Peiod Disclosure [Abstract]
Schedule Of Prior Year Condensed Balance Sheet [Table Text Block]

Condensed Balance Sheet as of June 30, 2010 (unaudited)

June 30, 2010
(RMB'000)
ASSETS
Current assets:
Cash and cash equivalents	604,892
Accounts receivable	247
Inventories	15,166
Prepayments and other current assets	7,067
Assets held for sale-current	278,103
Total current assets	905,475

Non-current assets:
Property, plant and equipment, net	24,370
Investment at fair value	511,899
Investment under equity method	6,995
Intangible assets, net	364,464
Goodwill	10,135
Non-current prepayments	40,247
Deferred tax assets	3,480
Assets held for sale-noncurrent	170,779
Total non-current assets	1,139,948
Total assets	2,037,844

For the 6 months ended June 30, 2010

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Short-term bank borrowings	122,236
Income tax payable	2,477
Accounts payable	145
Accrued expenses and other liabilities	52,421
Liabilities classified as held for sale	55,960
Total current liabilities	233,239

Non-current liabilities:
Deferred tax liability	191,154
Total non-current liabilities	191,154
Total liabilities	424,393

Shareholders' equity:
Ordinary shares (par value US$0.0000001 per share; 499,900,000,000 shares authorized; 125,160,000shares issued and outstanding at June 30, 2010)	—
Additional paid-in capital	2,390,036
Statutory reserves	76,954
Accumulated other comprehensive loss	(80,808)
Accumulated deficit	(772,731)
Total shareholders' equity	1,613,451
Total liabilities and shareholders' equity	2,037,844

Schedule Of Prior Year Condensed Income Statement [Table Text Block]

Condensed Income Statement for 6 months ended June 30, 2010 (unaudited)

For 6 months ended June 30 2010
(RMB'000)

Revenue	21,506
Cost of revenue	(12,670)
Gross profit	8,836

Operating expenses:
Selling, general and administrative expenses	(49,192)
Research and development expenses	(20)
Total operating expenses	(49,212)
Operating loss	(40,376)

Other income(expense)
Interest income	6,483
Interest expense	(1,667)
Exchange loss	(4,893)
Unrealized loss in investment	(65,086)
Other income	1,784
Loss before income tax	(103,755)
Income tax	(128)
Loss from continuing operations	(103,883)
Loss from discontinued operations	(1,314)
Net loss	(105,197)

Loss per ordinary share:
Loss per share from continuing operations – basic and diluted	(0.83)

Loss per share from discontinued operations – basic and diluted	(0.01)
Net Loss per share – basic and diluted	(0.84)

Weighted average number of ordinary shares outstanding:
Basic and diluted	125,160,000

Schedule Of Prior Year Condensed Cash Flow Statement [Table Text Block]

Condensed Cash flow statement for 6 months ended June 30, 2010 (unaudited)

For 6 months ended June 30 2010
(RMB'000)

Cash flows from operating activities:
Net loss	(103,755)
Adjustments to reconcile net loss to net cash provided by operating activities:
Unrealized loss in investment	65,091
Share-based compensation	8,659
Depreciation and amortization	15,178
Changes in operating assets and liabilities:
Accounts receivable	154
Inventories	7,824
Income tax payable	2,477
Accounts payable	(1,555)
Changes in other operating assets and liabilities	8,366
Net cash provided by operating activities	2,439

Cash flows from investing activities:
Payment for Investment in PGW convertible redeemable note (Note 3)	(169,646)
Acquisition of property, plant and equipment and other assets	(184)
Payment for acquisition of Beiao	(663)
Cash disposed of with the P3A disposal	(84,617)
Net cash used in investing activities	(255,110)
Cash flows from financing activities:
Proceeds from short-term borrowings	122,236
Net cash provided by financing activities	122,236
Effect of exchange rate changes on cash and cash equivalents	(2,498)
Net decrease in cash and cash equivalents	(132,933)
Cash and cash equivalents at the beginning of year	737,825
Cash and cash equivalents at the end of year	604,892

Condensed Financial Information of the Company (Tables)	12 Months Ended
Jun. 30, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Income Statement [Table Text Block]

Statements of operations

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Revenue	—	—	—	—	—
Cost of revenue	—	—	—	—	—
Gross profit	—	—	—	—	—
Operating expenses
General and administrative expenses	(26,700)	(26,293)	(8,151)	(13,934)	(2,193)
Total operating expenses	(26,700)	(26,293)	(8,151)	(13,934)	(2,193)
Operating loss	(26,700)	(26,293)	(8,151)	(13,934)	(2,193)
Interest income	3,379	385	47	114	18
Interest expense	(22)	(21)	(15)	(23)	(4)
Exchange gain (loss)	24	(70)	(317)	(1,206)	(190)
Equity in loss of subsidiaries and variable interest entities	(111,956)	(48,345)	26,446	(1,700)	(268)
Other income	—	19,557	417	767	121
Loss before income tax	(135,275)	(54,787)	18,367	(15,982)	(2,516)
Income tax	—	(4,384)	—	—	—
Net loss	(135,275)	(59,171)	18,367	(15,982)	(2,516)
Net loss attributable to ordinary shareholders	(135,275)	(59,171)	18,367	(15,982)	(2,516)

Schedule of Condensed Balance Sheet [Table Text Block]
Balance sheets	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
ASSETS
Cash and cash equivalents	17,346	13,627	2,252	355
Prepayments and other current assets	9,482	7,968	7,720	1,215
Investment in subsidiaries and variable interest entities	1,448,075	1,452,256	1,446,657	227,712
Amount due from related parties	390	—	—	—
Total assets	1,475,293	1,473,850	1,456,629	229,282

LIABILITIES AND SHAREHOLDER’S EQUITY
Liabilities
Accrued expenses and other liabilities	11,535	34,122	7,613	1,198
Total liabilities	11,535	34,122	7,613	1,198

Shareholders’ equity
Ordinary shares (par value US$0.0000001 per share; 499,900,000,000 shares authorized; 125,160,000 and 110,766,600 shares issued and outstanding at December 31, 2009 and December 31, 2010, respectively)	—
Additional paid-in capital	2,285,611	2,271,491	2,275,099	358,114
Accumulated other comprehensive loss	(95,148)	(123,187)	(97,843)	(15,401)
Accumulated deficit	(726,705)	(708,576)	(728,240)	(114,629)
Total shareholders’ equity	1,463,758	1,439,728	1,449,016	228,084
Total liabilities and shareholders’ equity	1,475,293	1,473,850	1,456,629	229,282

Schedule of Condensed Cash Flow Statement [Table Text Block]

Statements of Cash flows

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Cash flows from operating activities:

Net Income/(loss)	(135,275)	(59,171)	18,367	(15,982)	(2,516)
Adjustments to reconcile net loss to net cash provided by used in operating activities:
Equity in loss of subsidiaries and variable interest entity	111,956	48,345	(26,446)	1,700	268
Change in operating assets and liabilities:
Prepayments and other current assets	(616)	(6,271)	1,515	247	39
Tax payable	(1,704)	—	—	—	—
Amount due from related parties	—	(390)	390	—	—
Accrued expenses and other liabilities	9,651	1,883	22,587	(26,509)	(4,173)
Net cash provided by (used in) operating activities	(15,988)	(15,604)	16,413	(40,544)	(6,382)

Cash flows from investing activities:
Investment in subsidiaries and variable interest entities	(737,525)	(38,852)	7,906	3,825	602
Net cash used in investing activities	(737,525)	(38,852)	7,906	3,825	602

Cash flows from financing activities:
Repurchase of ordinary shares	(1,976)	—	—	—	—
Net cash used in financing activities.	(1,976)	—	—	—	—

Effect of exchange rate changes on cash and cash equivalents	(87)	(16,838)	(28,038)	25,344	3,989

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Net decrease in cash and cash equivalents	(755,576)	(71,294)	(3,719)	(11,375)	(1,791)
Cash and cash equivalents at the beginning of year	844,216	88,640	17,346	13,627	2,145
Cash and cash equivalents at the end of year	88,640	17,346	13,627	2,252	355

Corporation Information and Basis of Presentation (Details)	12 Months Ended
Jun. 30, 2012
Agria Biotech Science Technology Co Ltd [Member]
Entity Incorporation, State Country Name	PRC
Agria Group Ltd [Member]
Entity Incorporation, State Country Name	BVI
China Victory [Member]
Entity Incorporation, State Country Name	Hong Kong
Agria Brother [Member]
Entity Incorporation, State Country Name	PRC
Agria Biotech Overseas Ltd [Member]
Entity Incorporation, State Country Name	Hong Kong
Southrich Limited [Member]
Entity Incorporation, State Country Name	BVI
Agria Singapore Pte Ltd [Member]
Entity Incorporation, State Country Name	BVI
Agria Corporation New Zealand Ltd [Member]
Entity Incorporation, State Country Name	New Zealand
Pgg Wrightson Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Agriculture New Zealand Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Agri Feeds Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Agri Tech South America Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Grasslands Innovation Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgg Wrightson Consortia Research Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgg Wrightson Employee Benefits Plan Trustee Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgw Agritech Holdings Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgw Rural Capital Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgw Agritech New Zealand Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Agriservices South America Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgg Wrightson Real Estate Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgg Wrightson Seeds Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgg Wrightson Trustee Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgw Corporate Trustee Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Agricom Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgg Wrightson Genomics Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgw Agritech Australia Pty Limited [Member]
Entity Incorporation, State Country Name	Australia
Pgg Wrightson Real Estate Australia Pty Limited [Member]
Entity Incorporation, State Country Name	Australia
Pgg Wrightson Seeds Australia Pty Limited [Member]
Entity Incorporation, State Country Name	Australia
Auswest Seeds Pty Limited [Member]
Entity Incorporation, State Country Name	Australia
Stephen Pasture Seeds Pty Limited [Member]
Entity Incorporation, State Country Name	Australia
Juzay S [Member]
Entity Incorporation, State Country Name	Uruguay
Wrightson Pas Sa Limited [Member]
Entity Incorporation, State Country Name	Uruguay
Pgg Wrightson Uruguay Limited [Member]
Entity Incorporation, State Country Name	Uruguay
Pgw Agritech South America Sa [Member]
Entity Incorporation, State Country Name	Uruguay
Hunker Sa Ta Rural Centre [Member]
Entity Incorporation, State Country Name	Uruguay
Lanelle Sa Ta Riegoriental [Member]
Entity Incorporation, State Country Name	Uruguay
Afinlux Sa Ta Romualdo Rodriguez [Member]
Entity Incorporation, State Country Name	Uruguay
Idogal Sa Ta Veterinaria Lasplaces [Member]
Entity Incorporation, State Country Name	Uruguay
Agrosan Sa [Member]
Entity Incorporation, State Country Name	Uruguay
Alfalfares Srl [Member]
Entity Incorporation, State Country Name	Argentina
Nz Ruralco Participacoes Ltda [Member]
Entity Incorporation, State Country Name	Brazil

Corporation Information and Basis of Presentation (Details 1)	12 Months Ended
Jun. 30, 2012
Guanli [Member]
Variable Interest Entity Incorporation, State Country Name	PRC
Agria Nky Seeds Co [Member]
Variable Interest Entity Incorporation, State Country Name	PRC
Agria Asia International Ltd [Member]
Variable Interest Entity Incorporation, State Country Name	Hong Kong
Agria Agricultural [Member]
Variable Interest Entity Incorporation, State Country Name	PRC
Zhongyuan [Member]
Variable Interest Entity Incorporation, State Country Name	PRC
Agria Hong Kong Ltd [Member]
Variable Interest Entity Incorporation, State Country Name	Hong Kong
Tianjin Beiao Seeds Technology Development Co Ltd [Member]
Variable Interest Entity Incorporation, State Country Name	PRC
Wuwei Nky Seeds Co Ltd [Member]
Variable Interest Entity Incorporation, State Country Name	PRC
Shanxi Jufeng Seeds Co Ltd [Member]
Variable Interest Entity Incorporation, State Country Name	PRC

Corporation Information and Basis of Presentation (Details Textual)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Nov. 30, 2009	Sep. 30, 2009 Shenzhen Guanli Agricultural Technology [Member] Another Individual [Member]	Sep. 30, 2009 Beijing Nky Seeding Development [Member]	Apr. 29, 2011 Agria Asia Investments [Member] USD ($)	Apr. 29, 2011 Wuwei Ganxin Seeds CoLtd [Member] USD ($)	Mar. 31, 2011 Wuwei Ganxin Seeds CoLtd [Member] CNY	Mar. 31, 2011 Wuwei Ganxin Seeds CoLtd [Member] Maximum [Member] CNY	Mar. 31, 2011 Wuwei Ganxin Seeds CoLtd [Member] Minimum [Member] CNY	Mar. 31, 2011 Wuwei Ganxin Seeds CoLtd [Member] Increased Investment [Member] CNY	Mar. 31, 2011 Wuwei Ganxin Seeds CoLtd [Member] Increased Investment [Member] USS	Jun. 30, 2012 Agria Asia and Nky [Member]	Apr. 01, 2008 China Victory [Member] USD ($)	Sep. 30, 2009 Shenzhen Zhongyuan Agriculture [Member] Another Individual [Member]	Sep. 30, 2009 Shenzhen Zhongyuan Agriculture [Member] Juan Li [Member]	Apr. 29, 2011 Ngai Tahu Holdings [Member] USD ($)	Jun. 30, 2012 Agria Hong Kong Ltd [Member]	Mar. 31, 2011 Shanxi Jufeng Seeds [Member] CNY	Jun. 30, 2012 China Operations [Member]	Jun. 30, 2012 International Operations [Member]	Apr. 29, 2011 Pgw [Member]	Jan. 31, 2010 Pgw [Member] NZD	Dec. 23, 2009 Pgw [Member] NZD	Nov. 30, 2009 Pgw [Member]	Oct. 31, 2009 Pgw [Member] NZD	Jan. 31, 2010 Pgw [Member] Additional Shares [Member]
Revenue Percentage																				1.00%	99.00%
Ownership Interest Percentage			19.01%	49.00%	100.00%	88.05%		49.00%	49.00%				100.00%		5.00%	95.00%	7.24%	100.00%				51.00%			19.01%		31.00%
Capital Units, Value								4,900	30,000,000	20,000,000	4,900,000	700,000		$ 29,000,000
Share Price																							0.6	0.025		0.88
Variable Interest Entity, Consolidated, Carrying Amount, Assets	58,600,000	372,600,000
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	17,200,000	109,200,000
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net	41,500,000	263,400,000
Equity Method Investment, Aggregate Cost						$ 20,000,000	$ 20,000,000										$ 12,000,000		1,110,000

Summary of Significant Accounting Policies (Details)	12 Months Ended
Jun. 30, 2012
Land, Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	50 years
Land, Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	6 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years

Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
Jun. 30, 2012
Foreign Currency Exchange Rate Translations	US$1.00 to RMB 6.353
Lease Term To Estimated Remaining Economic Life Percentage	75.00%
Present Value To Fair Value Of Minimum Lease Payments Percentage	90.00%
Use Rights [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	46 years
Use Rights [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Acquiredtechnologies [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Acquiredtechnologies [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Software [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Software [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	15 years

Investment in PGW (Details Textual) Share data in Millions, except Per Share data, unless otherwise specified	Nov. 30, 2009	Dec. 31, 2009 Pgw [Member] USD ($)	Dec. 31, 2009 Pgw [Member] NZD	Dec. 23, 2009 Pgw [Member] NZD	Oct. 31, 2009 Pgw [Member] USD ($)	Oct. 31, 2009 Pgw [Member] NZD	Nov. 30, 2009 Pgw [Member] USD ($)	Nov. 30, 2009 Pgw [Member] NZD	Apr. 30, 2011 Pgw [Member] CNY	Jun. 30, 2012 Pgw [Member]	Dec. 31, 2011 Pgw [Member]	Apr. 29, 2011 Pgw [Member]	Jan. 31, 2010 Pgw [Member] NZD	Jun. 30, 2012 Pgw [Member] Subsequent Event [Member]	Jun. 30, 2012 Pgw [Member] Additional [Member]
Equity Method Investment Aggregate Shares Purchased					41.4	41.4	46.2	46.2
Equity Method Investment, Ownership Percentage					11.52%	11.52%
Share Price				0.025		0.88							0.6
Equity Method Investment, Quoted Market Value					$ 25,300,000	36,200,000	$ 14,600,000	20,800,000
Right Shares Purchased				56.8
Right Share Exercised		56.8	56.8
Right Share Market Value		18,900,000	27,000,000
Ownership Interest Percentage	19.01%						19.01%	19.01%				51.00%
Servicing Asset at Fair Value, Period Increase (Decrease)									55,542,000
Convertible Notes Payable							$ 25,000,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate											8.00%
Swap Rate Margin Percentage										5.50%				6.50%
Redemption Of Notes Percentage										102.00%				104.00%
Redemption Of Notes Percentage Additional															2.00%
Exchange Ratio Minimum		30.00%	30.00%
Exchange Ratio Maximum		50.00%	50.00%
Conversion Of Redemption Price Description										PGG Wrightson will also pay Agria 2% of the principal amount of the notes to be redeemed if the redemption occurs on or before December 31, 2011, or 4%, with each subsequent two-year exchange period redemption payment accreting at an additional 2%, if the redemption occurs between January 1, 2012 and on or before December 31, 2013.

Business Acquisitions (Details) In Thousands, unless otherwise specified	Apr. 30, 2011 USD ($)	Apr. 30, 2011 CNY	Sep. 30, 2010 USD ($)	Sep. 30, 2010 CNY	Sep. 30, 2009 USD ($)	Sep. 30, 2009 CNY
Cash	$ 6,006	38,817			$ 808	5,516
Accounts receivable	219,957	1,421,690			87	596
Inventories	197,113	1,274,040			1,825	12,456
Other current assets	25,886	167,311			944	6,446
Property and equipment	68,630	443,588			199	1,355
Other non-current assets	11,651	75,308			74	508
Payable for acquisition of technology					(745)	(5,086)
Advance from customers					(2,003)	(13,674)
Other current liabilities	(69,667)	(450,285)			(2,378)	(16,233)
Deferred tax assets, non current					494	3,362
Deferred tax liabilities	(452)	(2,923)			(9)	(63)
Goodwill	136,594	882,874	48,115	317,560	1,437	9,817
Purchase consideration	$ 332,930	2,151,893			$ 733	5,000

Business Acquisitions (Details 1) In Thousands, unless otherwise specified	Apr. 30, 2011 USD ($)	Apr. 30, 2011 CNY	Sep. 30, 2009 USD ($)	Sep. 30, 2009 CNY
Cash consideration transferred	$ 113,616	734,356
Fair value of the Noncontrolling Interest	149,633	967,152
Fair value of previously held equity interest	69,681	450,385
Purchase consideration	$ 332,930	2,151,893	$ 733	5,000

Business Acquisitions (Details 2) In Thousands, unless otherwise specified	Apr. 30, 2011 USD ($)	Apr. 30, 2011 CNY	Sep. 30, 2010 USD ($)	Sep. 30, 2010 CNY	Sep. 30, 2009 USD ($)	Sep. 30, 2009 CNY
Cash	$ 6,006	38,817			$ 808	5,516
Accounts receivable	219,957	1,421,690			87	596
Inventories	197,113	1,274,040			1,825	12,456
Other current assets	25,886	167,311			944	6,446
Property and equipment	68,630	443,588			199	1,355
Investment in equity accounted associates & other investment.	11,398	73,673
Other non-current assets	11,651	75,308			74	508
Goodwill	136,594	882,874	48,115	317,560	1,437	9,817
Accounts payable	(131,645)	(850,887)
Short-term borrowings	(52,291)	(337,983)
Other current liabilities	(69,667)	(450,285)			(2,378)	(16,233)
Long-term borrowings	(116,784)	(754,836)
Other long-term liabilities	(23,883)	(154,367)
Net assets held for sale	73,270	473,581
Deferred tax assets	9,482	61,287
Deferred tax liabilities	(452)	(2,923)			(9)	(63)
Income tax payable	(3,647)	(23,571)
Noncontrolling interest	(1,587)	(10,259)
Convertible Redeemable Note and accrued interest	(27,101)	(175,165)
Purchase consideration	$ 332,930	2,151,893			$ 733	5,000

Business Acquisitions (Details 3)	Jun. 30, 2012 USD ($)		Jun. 30, 2012 CNY		Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Jun. 30, 2011 Initial Report [Member] CNY	Jun. 30, 2011 Measurement Period Adjustment [Member] CNY	Jun. 30, 2011 Adjusted [Member] CNY
ASSETS
Cash and cash equivalents	$ 25,955,000		164,890,000		$ 14,760,000	93,771,000		358,228,000		737,825,000	1,176,767,000	93,771,000		93,771,000
Restricted cash	62,759,000		398,706,000			456,250,000		136,000,000				456,250,000		456,250,000
Accounts receivable	152,816,000		970,839,000			1,122,810,000		284,000				1,122,810,000		1,122,810,000
Inventory Net	207,450,000		1,317,931,000			1,386,626,000		74,368,000				1,424,468,000	(37,842,000)	1,386,626,000
Prepaid Expense And Other Assets Current	44,217,000		280,911,000			132,585,000		19,046,000				132,585,000		132,585,000
Tax receivable	4,071,000		25,867,000			14,747,000		0				14,747,000		14,747,000
Deferred tax assets												0		0
Short - term derivative assets	2,326,000		14,777,000			28,674,000		0				28,674,000		28,674,000
Assets held for sale	4,375,000		27,794,000			2,705,909,000		0				2,710,238,000	(4,329,000)	2,705,909,000
Amounts due from related parties	2,201,000		13,980,000			98,032,000		1,300,000				98,032,000		98,032,000
Total current assets	506,170,000		3,215,695,000			6,039,404,000		589,226,000				6,081,575,000	(42,171,000)	6,039,404,000
Non-current assets:
Property, plant and equipment, net	70,407,000		447,296,000			485,294,000		6,245,000				510,653,000	(25,359,000)	485,294,000
Investment at fair value	0		0			0		403,490,000
Investment under equity method	9,964,000		63,304,000			61,300,000		47,894,000				61,300,000		61,300,000
Convertible redeemable notes	0		0			0		165,444,000
Intangible assets, net	58,528,000		371,825,000			398,465,000		353,026,000				398,465,000		398,465,000
Goodwill	140,565,000		893,009,000			893,009,000		10,135,000				838,928,000	54,081,000	893,009,000
Non-current prepayments	6,322,000	[1]	40,165,000	[1]		40,158,000	[1]	40,258,000	[1]			40,158,000		40,158,000
Deferred tax assets	11,703,000		74,350,000			44,795,000		2,032,000				44,795,000		44,795,000
Other assets, net	17,970,000		114,162,000			61,066,000		0				61,066,000		61,066,000
Total non-current assets	315,459,000		2,004,111,000			1,984,087,000		1,028,524,000				1,955,365,000	28,722,000	1,984,087,000
Total assets	821,629,000		5,219,806,000			8,023,491,000		1,617,750,000		2,006,153,000		8,036,940,000	(13,449,000)	8,023,491,000
LIABILITIES AND SHAREHOLDER'S EQUITY
Short-term bank borrowings, and current portion of long-term bank borrowings	93,288,000		592,661,000			485,885,000		59,604,000				485,885,000		485,885,000
Income tax payable	0		0			2,535,000		338,000				2,535,000		2,535,000
Accounts payable	133,009,000		845,005,000			735,673,000		177,000				765,554,000	(29,881,000)	735,673,000
Accrued expenses and other liabilities	54,163,000		344,094,000			493,914,000		51,030,000				493,914,000		493,914,000
Deferred tax liabilities	0		0			2,980,000		0				0	2,980,000	2,980,000
Short-term derivative liabilities	1,151,000		7,310,000			14,313,000		0				14,313,000		14,313,000
Amounts due to related parties	711,000		4,520,000			40,503,000		42,843,000				10,622,000	29,881,000	40,503,000
Liabilities classified as held for sale	0		0			2,236,559,000		0				2,233,054,000	3,505,000	2,236,559,000
Total current liabilities	282,322,000		1,793,590,000			4,012,362,000		153,992,000				4,005,877,000	6,485,000	4,012,362,000
Non-current liabilities:
Long-term portion	107,580,000		683,456,000			1,228,993,000		0				1,228,993,000		1,228,993,000
Other long-term liabilities	25,131,000		159,656,000			137,053,000		0				137,053,000		137,053,000
Total non-current liabilities	132,711,000		843,112,000			1,366,046,000		0				1,366,046,000		1,366,046,000
Total liabilities	415,033,000		2,636,702,000			5,378,408,000		153,992,000		293,667,000		5,371,923,000	6,485,000	5,378,408,000
Commitments and contingencies
Equity:
Ordinary shares (par value US$0.0000001 per share; 499,900,000,000 shares authorized; 110,766,600 shares issued and outstanding at December 31, 2010, June 30, 2011 and June 30, 2012.)	0		0			0		0				0		0
Additional paid-in capital	358,114,000		2,275,099,000			2,271,492,000		2,285,611,000				2,271,492,000		2,271,492,000
Statutory reserves	131,000		834,000			237,000		237,000				237,000		237,000
Accumulated other comprehensive loss	(15,532,000)		(98,678,000)			(123,425,000)		(95,147,000)				(121,746,000)	(1,679,000)	(123,425,000)
Accumulated deficit	(114,629,000)		(728,240,000)			(708,576,000)		(726,943,000)				(701,413,000)	(7,163,000)	(708,576,000)
Total Agria Corporation shareholders' equity	228,084,000		1,449,015,000			1,439,728,000		1,463,758,000				1,448,570,000	(8,842,000)	1,439,728,000
Noncontrolling interest	178,512,000		1,134,089,000			1,205,355,000		0				1,216,447,000	(11,092,000)	1,205,355,000
Total Equity	406,596,000		2,583,104,000			2,645,083,000		1,463,758,000		1,712,486,000	1,835,560,000	2,665,017,000	(19,934,000)	2,645,083,000
Total liabilities and shareholders equity	$ 821,629,000		5,219,806,000			8,023,491,000		1,617,750,000				8,036,940,000	(13,449,000)	8,023,491,000

[1]	As of December 31, 2010, June 30, 2011 and June 30, 2012, the Company prepaid RMB 40 million for leasing one parcel of land for an extended lease term from December 31, 2028 (expiration of its land use right) to December 31, 2038.

Business Acquisitions (Details 4) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2011 Initial Report [Member] CNY	Jun. 30, 2011 Measurement Period Adjustment [Member] CNY	Jun. 30, 2011 Adjusted [Member] CNY
Revenue	1,026,168 [1]	$ 1,089,061	6,918,807	29,022	3,013	1,026,168		1,026,168
Cost of revenue	(779,114)	(847,326)	(5,383,062)	(17,345)	(5,285)	(761,366)	(17,748)	(779,114)
Gross profit	247,054	241,735	1,535,745	11,677	(2,272)	264,802	(17,748)	247,054
Operating expenses:
General and administrative expenses	271,112	214,261		98,671	89,619	(271,112)		(271,112)
Research and development expenses	7,033	5,043		114	1,156	(7,033)		(7,033)
Total operating expenses	278,145	219,304		98,785	90,775	(278,145)	0	(278,145)
Operating loss	(31,091)	22,431	142,507	(87,108)	(93,047)	(13,343)	(17,748)	(31,091)
Other income(expense)
Interest income	14,123	9,050	57,494	22,448	8,489	14,123		14,123
Interest and financing expenses	(22,316)	(18,660)	(118,548)	(2,266)	(40)	(22,316)	0	(22,316)
Exchange gain (loss)	(12,834)	1,441	9,153	(2,843)	(16,602)	(12,834)		(12,834)
Unrealized (loss) gain in investment	55,542	0	0	1,946	(548)	55,542		55,542
Other expense	(3,162)	(5,579)	(35,443)	(1,341)	(33)	(3,162)	0	(3,162)
Other income	2,251	4,574	29,057	20,634	2,799	2,251		2,251
Income (loss) from equity investments	10,232	(303)	(1,924)	(2,223)	0	10,232		10,232
Income (loss) before income tax	12,745	12,954	82,296	(50,753)	(98,982)	30,493	(17,748)	12,745
Income tax	1,096	(2,145)	(13,630)	(7,104)	(10,915)	1,074	22	1,096
Loss from continuing operations	13,841	10,809	68,666	(57,857)	(109,897)	31,567	(17,726)	13,841
Lloss from discontinued operations	(2,852)	0	0	(1,314)	(25,378)	(2,852)		(2,852)
Net Income (loss)	10,989	10,809	68,666	(59,171)	(135,275)	28,715	(17,726)	10,989
Less net income or addition of net loss attributable to the non controlling interest	7,377	(13,325)	(84,648)	0	0	3,185	(10,563)	(7,378)
Net income (loss) attributable to the Company	18,367	(2,516)	(15,982)	(59,171)	(135,275)	25,530	(7,163)	18,367
Loss per ordinary share:
Loss per share from continuing operations - basic and diluted	0.18	$ (0.02)	(0.14)	(0.49)	(0.88)	0.24	(0.06)	0.18
Loss per share from discontinued operations - basic and diluted	(0.01)	$ 0	0	(0.01)	(0.2)	(0.01)		(0.01)
Loss per share - basic and diluted	0.17	$ (0.02)	(0.14)	(0.5)	(1.08)	0.23	(0.06)	0.17
Weighted average number of ordinary shares outstanding - diluted (in shares)	110,766,600	110,766,600	110,766,600	118,377,357	125,271,946	110,766,600		110,766,600
Amounts attributable to Agria Corporation's common shareholders
Income from continuing operations, net of tax	19,520	(2,516)	(15,982)	(57,857)	(109,897)	26,683	(7,162)	19,520
Discontinued operations, net of tax	(1,153)	0	0	(1,314)	(25,378)	(1,153)		(1,153)
Net income (loss) attributable to the Company	18,367	$ (2,516)	(15,982)	(59,171)	(135,275)	25,530	(7,163)	18,367

[1]	Revenue from countries other than China represent only two months results as a result of PGW acquisition.

Business Acquisitions (Details 5) (CNY) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Pro forma revenues	3,551,666	6,256,583
Pro forma net loss	(94,701)	(57,110)
Pro forma net loss per ordinary share-basic and diluted	(0.85)	(0.48)

Business Acquisitions (Details Textual)	0 Months Ended									1 Months Ended		0 Months Ended
	Apr. 11, 2011 USD ($)	Apr. 11, 2011 CNY	Apr. 30, 2011 USD ($)	Apr. 30, 2011 CNY	Apr. 11, 2011 NZD	Sep. 30, 2010 USD ($)	Sep. 30, 2010 CNY	Sep. 30, 2009 USD ($)	Sep. 30, 2009 CNY	Sep. 30, 2009 Zhuhai Agria Nky Seeds Ltd [Member] USD ($)	Sep. 30, 2009 Zhuhai Agria Nky Seeds Ltd [Member] CNY	Sep. 30, 2010 Tianjin Beiao Seed Technology Development Co Ltd [Member] USD ($)	Sep. 30, 2010 Tianjin Beiao Seed Technology Development Co Ltd [Member] CNY	Apr. 11, 2011 Maximum [Member]	Apr. 11, 2011 Minimum [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage										100.00%	100.00%	100.00%	100.00%
Business Acquisition Cost Of Acquired Entity Research and Sales Of Agriculture Products										$ 732,504	5,000,000
Business Acquisition Cost Of Acquired Entity Research and Sale Of Vegetable Seeds												151,515	1,000,000
Goodwill			136,594,000	882,874,000		48,115,000	317,560,000	1,437,000	9,817,000
Purchase Of Additional Shares	234,963,938	234,963,938
Business Acquisition, Share Price	$ 0.46				0.6
Noncontrolling Interest, Ownership Percentage by Parent	19.01%	19.01%												50.01%	19.01%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain	$ 8,600,000	55,500,000

Investments Under Equity Method (Details)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY	Jun. 30, 2012 Wuwei Ganxin Seeds CoLtd [Member] USD ($)	Jun. 30, 2012 Wuwei Ganxin Seeds CoLtd [Member] CNY	Jun. 30, 2011 Wuwei Ganxin Seeds CoLtd [Member] CNY	Dec. 31, 2010 Wuwei Ganxin Seeds CoLtd [Member] CNY	Jun. 30, 2012 Beijing Zhongnong Seed Industry Coltd [Member] USD ($)	Jun. 30, 2012 Beijing Zhongnong Seed Industry Coltd [Member] CNY	Jun. 30, 2011 Beijing Zhongnong Seed Industry Coltd [Member] CNY	Dec. 31, 2010 Beijing Zhongnong Seed Industry Coltd [Member] CNY	Jun. 30, 2012 Other Owned By Pgw [Member] USD ($)	Jun. 30, 2012 Other Owned By Pgw [Member] CNY	Jun. 30, 2011 Other Owned By Pgw [Member] CNY	Dec. 31, 2010 Other Owned By Pgw [Member] CNY
Equity Method Investment, Ownership Percentage					49.00%	49.00%			26.80%	26.80%
Investment under equity method	$ 9,964,000	63,304,000	61,300,000	47,894,000	$ 8,449,000	53,679,000	53,679	41,183	$ 1,303	8,280	6,720	6,711	$ 212	1,345	901	0

Disposition and Discontinued Operations (Details) (P3a [Member]) In Thousands, unless otherwise specified	Dec. 31, 2009 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
Current assets	$ 39,045	257,699	231,565
Non-current assets	26,113	172,344	202,815
Accounts payable and other liabilities	(37,423)	(246,995)	(232,182)
Net assets	$ 27,735	183,048	202,198

Disposition and Discontinued Operations (Details 1) In Thousands, unless otherwise specified	12 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2010 CNY	Jul. 13, 2010 P3a [Member] USD ($)	Jul. 13, 2010 P3a [Member] CNY	Dec. 31, 2009 P3a [Member] CNY	Dec. 31, 2008 P3a [Member] CNY
Revenue from discontinued operations		$ 17,012	112,277	173,956	465,064
Pretax income (loss)		(29,162)	(192,468)	(25,378)	121,053
Income (loss) from discontinued operations	20,300	$ (199)	(1,314)	(25,378)	121,053

Disposition and Discontinued Operations (Details 2) In Thousands, unless otherwise specified	12 Months Ended	2 Months Ended
	Dec. 31, 2010 CNY	Jun. 30, 2011 Pwf [Member] Assets Held-For-Sale [Member] USD ($)	Jun. 30, 2011 Pwf [Member] Assets Held-For-Sale [Member] CNY
Revenue from discontinued operations		$ 4,746	30,676
Pretax loss		(21)	(135)
Loss from discontinued operations	20,300	$ (441)	(2,852)

Disposition and Discontinued Operations (Details 3) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY
Assets classified as held for sale
Cash and cash equivalents	$ 0		383,330	0
Property, plant and equipment	4,375	27,794	3,249	0
Intangibles	0	0	1,499	0
Finance and other receivables	0	0	2,317,830	0
Assets held for sale	4,375	27,794	2,705,909	0
Liabilities classified as held for sale
Finance and other payables	0	0	(2,236,559)	0
Liabilities classified as held for sale	$ 0	0	2,236,559	0

Disposition and Discontinued Operations (Details Textual) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 USD ($)
Percentage Of Shares Held By Related Party	11.50%
Income (loss) from discontinued operations	20.3
Equity Method Investment, Realized Gain (Loss) on Disposal	21.6
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities	191.2
Assets Held-for-sale, at Carrying Value	322.7
Loans Receivable Held-for-sale, Amount		23.1	146.4	49.9
Allowance For Loans Receivable Held For Sale		14.4	91.4
Loans Receivable Held-for-sale, Net		$ 0.5	3.2

Accounts Receivable (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY
Accounts receivable	$ 159,715	1,014,672	1,169,711	423
Less: Allowance for doubtful accounts	6,900		46,901	139
Accounts receivable	$ 152,816	970,839	1,122,810	284

Accounts Receivable (Details 1)	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2011 Accounts Receivable [Member] CNY	Jun. 30, 2012 Accounts Receivable [Member] USD ($)	Jun. 30, 2012 Accounts Receivable [Member] CNY	Dec. 31, 2010 Accounts Receivable [Member] CNY	Dec. 31, 2009 Accounts Receivable [Member] CNY
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at the beginning of the period	139,000		46,901,000			(139)	$ (7,382)	(46,901)	(10,670)	(12,853)
Increase from acquisition of PGW						(46,407)	0	0	0	0
Provision for doubtful collection						(355)	(4)	(23)	(139)	(14,664)
Decrease due to disposal of P3A						0	0	0	10,670	0
Allowance for doubtful accounts	(115,000)	(2,435,000)	(15,470,000)	(138,000)	(7,346,000)	0	486	3,091	0	7,916
Write-offs						0	0	0	0	8,931
Balance at the end of the year	46,901,000	$ 6,900,000		139,000		(46,901)	$ (6,899)	(43,833)	(139)	(10,670)

Inventories (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY
Raw materials and supplies	$ 1,578	10,032	4,467	10,181
Work in progress	4,331	27,516	63,354	1,407
Finished goods	191,007	1,213,466	1,220,330	62,780
Livestock	16,207	102,960	135,304	0
Inventory Valuation Reserves	(5,673)	(36,043)	(36,829)	0
Inventory Net	$ 207,450	1,317,931	1,386,626	74,368

Prepayments and Other Current Assets (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)		Jun. 30, 2012 CNY		Jun. 30, 2011 CNY		Dec. 31, 2010 CNY
Non-current assets:
Non-current prepayments	$ 6,322	[1]	40,165	[1]	40,158	[1]	40,258	[1]
Current assets:
Prepayments	4,934	[2]	31,345	[2]	32,920	[2]	106	[2]
Advances to suppliers	1,825	[3]	11,593	[3]	3,808	[3]	1,586	[3]
Notes, Loans and Financing Receivable, Net, Current	23,051	[4]	146,447	[4]	0	[4]	0	[4]
Other receivable	15,058	[5]	95,666	[5]	95,917	[5]	17,414	[5]
Less: Allowance for doubtful accounts	(651)		(4,140)		(60)		(60)
Prepaid Expense And Other Assets Current	$ 44,217		280,911		132,585		19,046

[1]	As of December 31, 2010, June 30, 2011 and June 30, 2012, the Company prepaid RMB 40 million for leasing one parcel of land for an extended lease term from December 31, 2028 (expiration of its land use right) to December 31, 2038.
[2]	The amount consists of RMB9.5 million (US$1.5 million) of prepayment of short-term debt financing costs which will be amortized over the term of the debt period, RMB4.8 million (US$0.8 million) property management fee and RMB5.3 million (US$0.8) prepayment of investment in Xinjiang production base and Zhuhai sweet corn business.
[3]	This amount represents interest-free payments to suppliers associated with contracts the Company enters into for the future scheduled delivery of corn seeds. The risk of loss arising from non-performance by or bankruptcy of the suppliers is assessed prior to placing the advance. To date, the Company has not experienced any loss on advances to suppliers.
[4]	This amount represents individual impaired loans in PGG Wrightson. As part of the sale of the Company's finance subsidiary PWF to Heartland Building Society, certain excluded loans were acquired by the Company's wholly owned subsidiary PGW Rural Capital Limited.
[5]	This amount mainly represents merchandise rebates from suppliers.

Prepayments and Other Current Assets (Details 1) (Other Current Assets [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Movements in allowance for doubtful accounts:
Balance at the beginning of the year	(60,000)	$ (9,000)	(60,000)	(1,723,000)	(1,125,000)
Provision for doubtful collection	0	(642,000)	(4,080,000)	0	(598,000)
Decrease due to disposal of P3A	0	0	0	1,663,000	0
Balance at the end of the year	(60,000)	$ (651,000)	(4,140,000)	(60,000)	(1,723,000)

Prepayments and Other Current Assets (Details Textual) In Millions, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY
Advances On Short Term Debt Financing Costs	$ 1.5	9.5
Advances On Property Management Fee	0.8	4.8
Investments in and Advances to Affiliates, at Fair Value	$ 0.8	5.3

Property, Plant and Equipment, Net (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY
Land	$ 11,346	72,078	83,003	0
Buildings and improvements	30,440	193,382	212,869	1,684
Plant and machinery	41,567	264,081	248,631	984
Furniture and office equipment	10,824	68,766	96,160	1,788
Motor vehicles	7,821	49,689	40,162	6,560
Construction in progress	1,080	6,860	16,008	0
Total original cost	103,078	654,856	696,834	11,016
Less: Accumulated depreciation	(32,671)	(207,560)	(211,540)	(4,771)
Net book value	$ 70,407	447,296	485,294	6,245

Property, Plant and Equipment, Net (Details Textual) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Depreciation	4,442,275	$ 5,804,773	36,877,720	2,985,402	7,238,431

Intangible Assets, Net (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY	Jun. 30, 2012 Software [Member] USD ($)	Jun. 30, 2012 Software [Member] CNY	Jun. 30, 2011 Software [Member] CNY	Dec. 31, 2010 Software [Member] CNY	Jun. 30, 2012 Acquired Technology [Member] USD ($)	Jun. 30, 2012 Acquired Technology [Member] CNY	Jun. 30, 2011 Acquired Technology [Member] CNY	Dec. 31, 2010 Acquired Technology [Member] CNY	Jun. 30, 2012 Use Rights [Member] USD ($)	Jun. 30, 2012 Use Rights [Member] CNY	Jun. 30, 2011 Use Rights [Member] CNY	Dec. 31, 2010 Use Rights [Member] CNY
Gross carrying value	$ 79,007	501,926	505,608	410,895	$ 11,862	75,357	76,078	258	$ 4,869	30,932	33,893	15,000	$ 62,276	395,637	395,637	395,637
Finite-Lived Intangible Assets, Accumulated Amortization	(20,479)	(130,101)	(107,143)	(57,869)
Intangible assets, net	$ 58,528	371,825	398,465	353,026

Intangible Assets, Net (Details 1) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY
2013	$ 3,679	23,373
2014	3,502	22,250
2015	3,354	21,302
2016	3,323	21,111
2017	3,291	20,907
Thereafter	41,379	262,882
Intangible assets, net	$ 58,528	371,825	398,465	353,026

Intangible Assets, Net (Details Textual) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 Minimum [Member]
Amortization of intangible assets	14,122	$ 2,709	17,212	25,003	24,292
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life						20 years	3 years

Other Assets (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY
Cost-method Investments, Aggregate Carrying Amount	$ 17,577	111,665	57,074	0
Long-term derivative assets	393	2,497	3,992	0
Other assets, net	$ 17,970	114,162	61,066	0

Derivative Financial Instruments (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY	Jun. 30, 2012 Short Term Assets Held For Risk Management [Member] USD ($)	Jun. 30, 2012 Short Term Assets Held For Risk Management [Member] CNY	Jun. 30, 2011 Short Term Assets Held For Risk Management [Member] CNY	Dec. 31, 2010 Short Term Assets Held For Risk Management [Member] CNY	Jun. 30, 2012 Long Term Assets Held For Risk Management [Member] USD ($)	Jun. 30, 2012 Long Term Assets Held For Risk Management [Member] CNY	Jun. 30, 2011 Long Term Assets Held For Risk Management [Member] CNY	Dec. 31, 2010 Long Term Assets Held For Risk Management [Member] CNY	Jun. 30, 2012 Short Term Liabilities Held For Risk Management [Member] USD ($)	Jun. 30, 2012 Short Term Liabilities Held For Risk Management [Member] CNY	Jun. 30, 2011 Short Term Liabilities Held For Risk Management [Member] CNY	Dec. 31, 2010 Short Term Liabilities Held For Risk Management [Member] CNY	Jun. 30, 2012 Long Term Liabilities Held For Risk Management [Member] USD ($)	Jun. 30, 2012 Long Term Liabilities Held For Risk Management [Member] CNY	Jun. 30, 2011 Long Term Liabilities Held For Risk Management [Member] CNY	Dec. 31, 2010 Long Term Liabilities Held For Risk Management [Member] CNY
Derivative Asset, Fair Value, Net					$ 2,326	14,777	28,673	0	$ 393	2,497	3,992	0
Derivative Liability, Fair Value, Net													(1,152)	(7,317)	(14,313)	0	(231)	(1,470)	(4,393)	0
Derivative, Fair Value, Net	$ 1,337	8,494	13,960	0

Bank Borrowings and Restricted Cash (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY
Short-term facilities:
Short-term facilities	$ 65,689	417,323	281,918	59,604
Long-term facilities - Current portion	27,599	175,338	203,967	0
Debt, Current	93,288	592,661	485,885	59,604
Long-term facilities:
Long-term portion	107,580	683,456	1,228,993	0
Long-term Debt and Capital Lease Obligations	107,580	683,455	1,228,993	0
Restricted Cash	$ 62,759	398,706	456,250	136,000

Bank Borrowings and Restricted Cash (Details 1)	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Short-Term Debt [Member]
Debt, Weighted Average Interest Rate	4.70%	5.20%	0.94%	10.18%
Long-Term Debt [Member]
Debt, Weighted Average Interest Rate	4.30%	4.20%	0.00%	0.00%

Bank Borrowings and Restricted Cash (Details Textuals)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY	Jun. 30, 2012 Term Debt Facility [Member] USD ($)	Jun. 30, 2012 Term Debt Facility [Member] CNY	Jun. 30, 2012 Term Debt Facility [Member] NZD	Jun. 30, 2011 Term Debt Facility [Member] USD ($)	Jun. 30, 2011 Term Debt Facility [Member] CNY	Jun. 30, 2012 Amortising Facility [Member] USD ($)	Jun. 30, 2012 Amortising Facility [Member] CNY	Jun. 30, 2012 Amortising Facility [Member] NZD	Jun. 30, 2012 Working Capital Facility [Member] USD ($)	Jun. 30, 2012 Working Capital Facility [Member] CNY	Jun. 30, 2012 Working Capital Facility [Member] NZD	Jun. 30, 2012 Bank Overdraft Guarantee and Trade Facilities [Member] USD ($)	Jun. 30, 2012 Bank Overdraft Guarantee and Trade Facilities [Member] CNY	Jun. 30, 2012 Bank Overdraft Guarantee and Trade Facilities [Member] NZD	Jun. 30, 2012 Acquisition Debt Member [Member] Bank [Member] USD ($)	Jun. 30, 2012 Acquisition Debt Member [Member] Bank [Member] CNY	Jun. 30, 2012 Acquisition Debt Member [Member] Bank [Member] NZD	Jun. 30, 2012 Acquisition Debt Member [Member] Livestock Improvement Company [Member] USD ($)	Jun. 30, 2012 Acquisition Debt Member [Member] Livestock Improvement Company [Member] CNY	Jun. 30, 2012 Acquisition Debt Member [Member] Livestock Improvement Company [Member] NZD	Jun. 30, 2012 Loan Facilities [Member] Bank [Member] USD ($)	Jun. 30, 2012 Loan Facilities [Member] Bank [Member] CNY	Jun. 30, 2012 Loan Facilities [Member] Two Banks [Member] Minimum [Member]	Jun. 30, 2012 Loan Facilities [Member] Two Banks [Member] Maximum [Member]	Jun. 30, 2012 Loan Facilities [Member] Six Banks [Member] USD ($)	Jun. 30, 2012 Loan Facilities [Member] Six Banks [Member] CNY	Jun. 30, 2012 Pledged Deposit [Member] Bank [Member] USD ($)	Jun. 30, 2012 Pledged Deposit [Member] Two Banks [Member] USD ($)	Jun. 30, 2012 Pledged Deposit [Member] Two Banks [Member] CNY
Short-term facilities	$ 65,689,000	417,323,000	281,918,000	59,604,000				$ 75,200,000	485,900,000
Long-term bank borrowing, net of current portion	107,580,000	683,456,000	1,228,993,000	0				190,100,000	1,229,000,000
Line of Credit Facility, Current Borrowing Capacity					102,500,000	650,900,000	130,000,000			30,700,000	195,200,000	39,000,000	47,300,000	300,400,000	60,000,000
Line of Credit Facility, Expiration Date					Jul 31, 2014	Jul 31, 2014	Jul 31, 2014			Jun 30, 2012	Jun 30, 2012	Jun 30, 2012	Jul 31, 2014	Jul 31, 2014	Jul 31, 2014				Oct 31, 2012	Oct 31, 2012	Oct 31, 2012	Oct 31, 2012	Oct 31, 2012	Oct 31, 2012	Apr 6, 2013	Apr 6, 2013	Jan 11, 2013	Apr 13, 2013
Line Of Credit Facility Extended Expiration Date																			Feb 27, 2014	Feb 27, 2014	Feb 27, 2014
Line of Credit Facility, Amount Outstanding	48,400,000	307,800,000			78,800,000	500,700,000	100,000,000			9,100,000	57,600,000	11,500,000	0			36,600,000	232,800,000	46,500,000	19,700,000	125,200,000	25,000,000	7,900,000	50,700,000	10,000,000	9,800,000	62,000,000			18,700,000	118,500,000
Line of Credit Facility, Remaining Borrowing Capacity					23,600,000	150,200,000	30,000,000			21,700,000	137,700,000	27,500,000
Line of Credit Facility, Currency					NZ$	NZ$	NZ$			NZ$	NZ$	NZ$	NZ$	NZ$	NZ$	NZ$	NZ$	NZ$	NZ$	NZ$	NZ$	NZ$	NZ$	NZ$	RMB	RMB
Restricted cash	$ 62,759,000	398,706,000	456,250,000	136,000,000																											$ 10,000,000	$ 52,800,000	335,500,000
Debt, Weighted Average Interest Rate																																4.50%	4.50%

Accrued Expenses and Other Liabilities (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)		Jun. 30, 2012 CNY		Jun. 30, 2011 CNY		Dec. 31, 2010 CNY
Salary, welfare, education and union fund	$ 13,568		86,200		74,321		373
Individual income tax withholdings	0		0		0		155
Advances from customers(i)	3,481	[1]	22,116	[1]	50,662	[1]	28,347	[1]
Business tax and other taxes	212		1,344		1,647		1,133
Unrecognized tax benefit and related interest and penalties (Note 18)	805		5,115		7,519		6,725
Accrued expenses	22,989		146,049		359,674		9,805
Other	13,108		83,270		91		4,492
AccruedLiabilitiesAndOtherLiabilities	$ 54,163		344,094		493,914		51,030

[1]	The advances from customers are attributable to cash received for purchasing corn seeds.

Accrued Expenses and Other Liabilities (Details1) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)		Jun. 30, 2012 CNY		Jun. 30, 2011 CNY		Dec. 31, 2010 CNY
Other long-term provisions	$ 4,200		26,682		41,830		0
Defined benefit liabilities	20,700	[1]	131,504	[1]	90,830	[1]	0	[1]
Long-term derivative liabilities	231		1,470		4,393		0
Other long-term liabilities	$ 25,131		159,656		137,053		0

[1]	PGW makes contributions to two defined benefit plans that provide a range of superannuation and insurance benefits for employees and former employees. The plan's retired employees are entitled to receive an annual pension payment payable on their life and in some cases on the life of a surviving spouse. The balance as of June 30, 2012 is composed of the gross value of the defined benefit obligation of RMB378.0 million (US$59.5 million) and the carrying value of plan assets of RMB246.5 million (US$38.8 million). The contribution to the defined benefit plans were RMB11.6 million (US$1.8 million) by PGW, and RMB5.8 million (US$0.9 million) by members in 2012.

Accrued Expenses and Other Liabilities (Details Textual) In Thousands, unless otherwise specified	6 Months Ended			12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 CNY		Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY
Present value of the defined benefit obligation	$ 59,500	346,209	[1]	$ 59,500	378,003	[1]
Fair value of plan assets	38,800	261,240	[1]	38,800	246,500	[1]
Defined Benefit Plan, Contributions by Employer	3,761	2,244		1,800	11,600
Contributions paid into the plan	$ 1,128	1,378		$ 900	5,800

[1]	Movements and expenses for the period ended June 30, 2011 are not significant as PGW operations are only included from the date of acquisition.

Ordinary Shares (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jul. 16, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock Repurchase Program, Authorized Amount		$ 10
Stock Repurchase Program, Period in Force		24 months
Repurchase of shares (Note 16)			300,000
Treasury Stock Acquired, Average Cost Per Share		$ 0.9	$ 3.55
Stock Repurchased and Retired During Period, Shares	14,393,400
Shares Repurchased To Shares Issued and Outstanding Percentage	11.50%

Statutory Reserves (Details Textual)	12 Months Ended
Jun. 30, 2012
Transfer Of Profit To Reserves Percentage	10.00%
Reserves To Registered Capital Percentage	50.00%
Maintainance Of Percentage Of Reserves To Registered Capital	25.00%

Income Taxes (Details) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2011 Prc [Member] CNY	Jun. 30, 2012 Prc [Member] USD ($)	Jun. 30, 2012 Prc [Member] CNY	Dec. 31, 2010 Prc [Member] CNY	Dec. 31, 2009 Prc [Member] CNY	Jun. 30, 2011 Pgw [Member] CNY	Jun. 30, 2012 Pgw [Member] USD ($)	Jun. 30, 2012 Pgw [Member] CNY	Dec. 31, 2010 Pgw [Member] CNY	Dec. 31, 2009 Pgw [Member] CNY	Jun. 30, 2011 Other Non Prc [Member] CNY	Jun. 30, 2012 Other Non Prc [Member] USD ($)	Jun. 30, 2012 Other Non Prc [Member] CNY	Dec. 31, 2010 Other Non Prc [Member] CNY	Dec. 31, 2009 Other Non Prc [Member] CNY
Loss before income tax	12,745	$ 12,954	82,296	(50,753)	(98,982)	8,727	$ (3,650)	(23,185)	(24,856)	(29,013)	(9,966)	$ 25,271	160,547	0	0	13,984	$ (8,668)	(55,067)	(25,897)	(69,969)

Income Taxes (Details 1) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Current income tax	31,429	$ 2,650	10,130	5,719	0
Deferred income tax	(30,332)	(505)	3,500	1,385	10,915
Income tax (benefit) expense reported in the consolidated statements of operations, applicable to continuing operations	(1,096)	$ 2,145	13,630	7,104	10,915

Income Taxes (Details 2) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Loss before income tax	12,745	$ 12,954	82,296	(50,753)	(98,982)
Income tax computed at the applicable statutory tax rate of 25%	3,186	3,238	20,574	(12,688)	(24,746)
Expense not deductible for tax	771	52	329	838	5,597
Effect of tax exemptions	0	(5,237)	(33,271)	(50)	0
Effect of tax rate differences	(1,629)	295	1,869	568	0
Effect of tax law changes and recognition of outside basis differences	(5,761)	2,266	14,397	4,502	10,596
Changes in valuation allowance	4,539	983	6,248	13,838	19,523
Other	(2,202)	548	3,484	96	(55)
Income tax (benefit) expense reported in the consolidated statements of operations, applicable to continuing operations	(1,096)	$ 2,145	13,630	7,104	10,915

Income Taxes (Details 3) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY
Property, plant and equipment	$ (2,809)	(17,844)	(17,241)	11
Acquired technology	(1,241)	(7,884)	(9,982)	802
Change in foreign tax rate	0	0	(3,393)	0
Net operating loss carry-forward	983	6,248	4,539	13,838
Other	15,753	100,078	75,411	1,219
Deferred tax assets	12,686	80,598	49,334	15,870
Valuation allowance	(983)	(6,248)	(4,539)	(13,838)
Deferred tax assets, net (all non-current)	$ 11,703	74,350	44,795	2,032

Income Taxes (Details 4) (CNY) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2010
Unrecognized Tax Benefits	3,759	3,759	12,492
Reversal due to disposal of P3A	0	0	(8,733)
Balance	3,759	3,759	3,759

Income Taxes (Details Textual) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2012 Prc Resident Companies [Member]	Jun. 30, 2012 Hong Kong Resident Companies [Member]	Jun. 30, 2012 New Zealand Resident Companies [Member]	Jun. 30, 2012 Australian Resident Companies [Member]	Jun. 30, 2012 Uruguay Resident Companies [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate		25.00%	25.00%			25.00%	16.50%	28.00%	30.00%	25.00%
Income From Business Percentage		15.00%	15.00%
Duty On Net Worth Of Entity										1.50%
Dividend Distribution Tax						10.00%
Deferred tax assets	49,334	$ 12,686	80,598	15,870
Valuation allowance	4,539	983	6,248	13,838
Unrecognized Tax Benefits, Interest on Income Taxes Expense	352,751	47,286	300,407	686,037	576,496
Unrecognized Tax Benefits, Income Tax Penalties Expense	108,362		0	827,000	2,706,555
Unrecognized Tax Benefit, Income Tax Penaltie and Interest Expenses	3,427,050	$ 586,724	3,727,457	2,965,937

Earnings (Loss) Per Share (Details Textual)	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Number of Shares, Exercisable	7,839,867	5,934,200	6,373,567	5,494,500

Related Party Transactions (Details)	12 Months Ended
Jun. 30, 2012
Wuwei Ganxin [Member]
Related Party Name	Wuwei Ganxin Seeds Co., Ltd. (Wuwei Ganxin)
Related Party By Relation	A 49% associate
Beijing Zhongnong [Member]
Related Party Name	Beijing Zhongnong Seed Industry Co., Ltd. (Beijing Zhongnong)
Related Party By Relation	A 26.8% associate
Ngai Tahu [Member]
Related Party Name	Ngai Tahu
Related Party By Relation	Shareholder of Agria Asia with equity interest of 7.24
Michael Thomas [Member]
Related Party Name	Michael Thomas
Related Party By Relation	Management of PGW (Resigned in August 2011)
John Mckenzie [Member]
Related Party Name	John McKenzie
Related Party By Relation	Management of PGW
George Gould [Member]
Related Party Name	George Gould
Related Party By Relation	Director of PGW
PGW [Member]
Related Party Name	PGW
Related Party By Relation	19% investment before April 30, 2011

Related Party Transactions (Details 1) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended								6 Months Ended	12 Months Ended								6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended		12 Months Ended								6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended		12 Months Ended								6 Months Ended		12 Months Ended								6 Months Ended	12 Months Ended								6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended								6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2011 Wuwei Ganxin [Member] CNY	Jun. 30, 2012 Wuwei Ganxin [Member] USD ($)		Jun. 30, 2012 Wuwei Ganxin [Member] CNY		Dec. 31, 2010 Wuwei Ganxin [Member] CNY		Dec. 31, 2009 Wuwei Ganxin [Member] CNY		Jun. 30, 2011 Ngai Tahu [Member] CNY	Jun. 30, 2012 Ngai Tahu [Member] USD ($)		Jun. 30, 2012 Ngai Tahu [Member] CNY		Dec. 31, 2010 Ngai Tahu [Member] CNY		Dec. 31, 2009 Ngai Tahu [Member] CNY		Jun. 30, 2011 Michael Thomas [Member] CNY	Jun. 30, 2012 Michael Thomas [Member] USD ($)	Jun. 30, 2012 Michael Thomas [Member] CNY	Dec. 31, 2010 Michael Thomas [Member] CNY	Dec. 31, 2009 Michael Thomas [Member] CNY	Jun. 30, 2011 John Mckenzie [Member] CNY	Jun. 30, 2012 John Mckenzie [Member] USD ($)	Jun. 30, 2012 John Mckenzie [Member] CNY	Dec. 31, 2010 John Mckenzie [Member] CNY	Dec. 31, 2009 John Mckenzie [Member] CNY	Jun. 30, 2011 George Gould [Member] CNY	Jun. 30, 2012 George Gould [Member] USD ($)	Jun. 30, 2012 George Gould [Member] CNY	Dec. 31, 2010 George Gould [Member] CNY	Dec. 31, 2009 George Gould [Member] CNY	Jun. 30, 2011 Pgg Wrightson [Member] CNY		Jun. 30, 2012 Pgg Wrightson [Member] USD ($)		Jun. 30, 2012 Pgg Wrightson [Member] CNY		Dec. 31, 2010 Pgg Wrightson [Member] CNY		Dec. 31, 2009 Pgg Wrightson [Member] CNY		Jun. 30, 2011 Beijing Zhongnong [Member] CNY	Jun. 30, 2012 Beijing Zhongnong [Member] USD ($)	Jun. 30, 2012 Beijing Zhongnong [Member] CNY	Dec. 31, 2010 Beijing Zhongnong [Member] CNY	Dec. 31, 2009 Beijing Zhongnong [Member] CNY	Jun. 30, 2011 Beijing Zhongnong [Member] Loan [Member] CNY	Jun. 30, 2012 Beijing Zhongnong [Member] Loan [Member] USD ($)	Jun. 30, 2012 Beijing Zhongnong [Member] Loan [Member] CNY	Dec. 31, 2010 Beijing Zhongnong [Member] Loan [Member] CNY	Dec. 31, 2009 Beijing Zhongnong [Member] Loan [Member] CNY	Jun. 30, 2011 Beijing Zhongnong [Member] Capital Injection [Member] CNY	Jun. 30, 2012 Beijing Zhongnong [Member] Capital Injection [Member] USD ($)	Jun. 30, 2012 Beijing Zhongnong [Member] Capital Injection [Member] CNY	Dec. 31, 2010 Beijing Zhongnong [Member] Capital Injection [Member] CNY	Dec. 31, 2009 Beijing Zhongnong [Member] Capital Injection [Member] CNY	Jun. 30, 2011 Beijing Zhongnong [Member] Sales Service [Member] CNY	Jun. 30, 2012 Beijing Zhongnong [Member] Sales Service [Member] USD ($)	Jun. 30, 2012 Beijing Zhongnong [Member] Sales Service [Member] CNY	Dec. 31, 2010 Beijing Zhongnong [Member] Sales Service [Member] CNY	Dec. 31, 2009 Beijing Zhongnong [Member] Sales Service [Member] CNY	Jun. 30, 2011 Taiyuan Relord [Member] CNY		Jun. 30, 2012 Taiyuan Relord [Member] USD ($)		Jun. 30, 2012 Taiyuan Relord [Member] CNY		Dec. 31, 2010 Taiyuan Relord [Member] CNY		Dec. 31, 2009 Taiyuan Relord [Member] CNY		Jun. 30, 2011 Yan Lv [Member] CNY		Jun. 30, 2012 Yan Lv [Member] USD ($)		Jun. 30, 2012 Yan Lv [Member] CNY		Dec. 31, 2010 Yan Lv [Member] CNY		Dec. 31, 2009 Yan Lv [Member] CNY		Jun. 30, 2011 Xue Zhi Xin [Member] CNY	Jun. 30, 2012 Xue Zhi Xin [Member] USD ($)		Jun. 30, 2012 Xue Zhi Xin [Member] CNY		Dec. 31, 2010 Xue Zhi Xin [Member] CNY		Dec. 31, 2009 Xue Zhi Xin [Member] CNY		Jun. 30, 2011 Bill Thomas [Member] CNY	Jun. 30, 2012 Bill Thomas [Member] USD ($)	Jun. 30, 2012 Bill Thomas [Member] CNY	Dec. 31, 2010 Bill Thomas [Member] CNY	Dec. 31, 2009 Bill Thomas [Member] CNY	Jun. 30, 2011 Shenzhen Guanli [Member] CNY	Jun. 30, 2012 Shenzhen Guanli [Member] USD ($)		Jun. 30, 2012 Shenzhen Guanli [Member] CNY		Dec. 31, 2010 Shenzhen Guanli [Member] CNY		Dec. 31, 2009 Shenzhen Guanli [Member] CNY		Jun. 30, 2011 Shenzhen Guanli [Member] Interest [Member] CNY	Jun. 30, 2012 Shenzhen Guanli [Member] Interest [Member] USD ($)	Jun. 30, 2012 Shenzhen Guanli [Member] Interest [Member] CNY	Dec. 31, 2010 Shenzhen Guanli [Member] Interest [Member] CNY	Dec. 31, 2009 Shenzhen Guanli [Member] Interest [Member] CNY
Return of corn seeds to:						38,983 [1]	$ 0	[1]	0	[1]	0	[1]	0	[1]																				72	$ 95	602	0	0																																																												0	$ 533	3,389	0	0
Related Party Transaction, Purchases from Related Party						3,688	543		3,448		65,427		0											1,564	0	0	0	0	0	2,076	13,187	0	0
Initial payment for subscription for shares in Agria Asia															78,404	0	[2]	0	[2]	0	[2]	0	[2]
Debenture and rural saver deposits																								6,965	0	0	0	0
Interest on Convertible & Redeemable Note																																							4,732	[3]	0	[3]	0	[3]	0	[3]	0	[3]
Directors fee and expense charged to:																																							274	[4]	0	[4]	0	[4]	1,179	[4]	0	[4]
Proceeds From Related Party	0	159	1,012	789	1,680																																		0		0		0		789		0		0	159	1,012	0	0																0	[5]	0	[5]	0	[5]	0	[5]	1,652	[5]	0	[5]	0	[5]	0	[5]	0	[5]	28	[5]															0 [6]	3,148	[6]	20,000	[6]	0	[6]	0	[6]
Payment To Related Party	0	543	3,448	29,165	216	0	543		3,448		26,019		0																																				0	0	0	3,044	0																0	[5]	0	[5]	0	[5]	102	[5]	204	[5]	0	[5]	0	[5]	0	[5]	0	[5]	6	[5]	0 [5]	0	[5]	0	[5]	0	[5]	6	[5]															0	167	1,062	0	0
Repayments of Related Party Debt																																																						9,610	768	4,876	910	0	0	630	4,000	7,000	0																																								0	3,148		20,000		0		0
Proceeds from Related Party Debt																																																						0	$ 205	1,302	6,464	0						0	$ 443	2,812	0	0

[1]	The corn seeds were previously purchased from Wuwei Ganxin in 2010. In January, 2011, the Company agreed to return the inventories to Wuwei Ganxin who at the time had greater capacity to sell that category of seeds.
[2]	Payment in April 2011, for Ngai Tahu's share subscription in Agria Asia Investments was made by the Company. Ngai Tahu refunded the amount to the Company in July, 2011 following PGW shareholder approval, which was granted in June 2011.
[3]	These transactions occurred prior to acquisition of controlling interest in PGW.
[4]	A number of Directors, senior executives or their related parties, hold positions in other entities that result in them having control or significant influence over the financial or operating policies of these entities. A number of these entities transacted with the Company during the reporting period. The terms and conditions of these transactions with key management personnel and their related parties were determined to be no more favourable than those available, or which might reasonably be expected to be available, on similar transactions to non-key management personnel related entities on an arm's length basis.
[5]	Taiyuan Relord, Yan Lv and XueZhixin, were determined to be a related parties by virtue of their relationships with P3A. Following the disposal of P3A, they are no longer considered to be related parties.
[6]	We borrowed RMB20.0 million from Shenzhen Guanli in July 2011 and repaid the full amount together with interest calculated at prevailing People's Bank of China interest rates in May 2012.

Related Party Transactions (Details 2) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY	Jun. 30, 2012 Wuwei Ganxin [Member] USD ($)	Jun. 30, 2012 Wuwei Ganxin [Member] CNY	Jun. 30, 2011 Wuwei Ganxin [Member] CNY	Dec. 31, 2010 Wuwei Ganxin [Member] CNY	Jun. 30, 2012 Beijing Zhongnong [Member] USD ($)	Jun. 30, 2012 Beijing Zhongnong [Member] CNY	Jun. 30, 2011 Beijing Zhongnong [Member] CNY	Dec. 31, 2010 Beijing Zhongnong [Member] CNY	Jun. 30, 2012 Ngai Tahu [Member] USD ($)	Jun. 30, 2012 Ngai Tahu [Member] CNY	Jun. 30, 2011 Ngai Tahu [Member] CNY	Dec. 31, 2010 Ngai Tahu [Member] CNY	Jun. 30, 2012 Pgg Wrightson [Member] USD ($)	Jun. 30, 2012 Pgg Wrightson [Member] CNY	Jun. 30, 2011 Pgg Wrightson [Member] CNY	Dec. 31, 2010 Pgg Wrightson [Member] CNY	Jun. 30, 2012 Officers and Directors Of Pgw [Member] USD ($)	Jun. 30, 2012 Officers and Directors Of Pgw [Member] CNY	Jun. 30, 2011 Officers and Directors Of Pgw [Member] CNY	Dec. 31, 2010 Officers and Directors Of Pgw [Member] CNY
Amounts due from related parties	$ 2,201	13,980	98,032	1,300	$ 1,433	9,105	10,018	0	$ 768	4,875	9,610	910	$ 0	0	78,404	0	$ 0	0	0	390
Due to Related Parties	$ 711	4,520	40,503	42,843	$ 0	0	0	39,409	$ 648	4,114	10,622	3,420					$ 0	0	0	14	$ 63	406	29,881	0

Share-based Awards Plan (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Number of Shares, Outstanding	13,238,100	10,022,200	9,949,900	8,844,500
Number of Shares, Granted	0	200,000	5,160,000	2,340,000
Number of Shares, Forfeited	(1,828,500)	(66,667)	(735,000)	(784,600)
Number of Shares, Expired	(1,387,400)	(388,200)	(1,136,800)	(450,000)
Number of Shares, Outstanding	10,022,200	9,767,333	13,238,100	9,949,900
Number of Shares, Vested and expected to vest	10,022,200	9,767,333	13,238,100	9,949,900
Number of Shares, Exercisable	5,934,200	7,839,867	6,373,567	5,494,500
Weighted- average Exercise Price, outstanding	$ 1.9	$ 1.73	$ 2.53	$ 2.97
Weighted- average Exercise Price, Granted	$ 0	$ 0.67	$ 1	$ 0.92
Weighted- average Exercise Price, Forfeited	$ 1.61	$ 1	$ 2.69	$ 2.81
Weighted- average Exercise Price, Expired	$ 3.56	$ 3.69	$ 2.77	$ 2.4
Weighted- average Exercise Price, outstanding	$ 1.73	$ 1.63	$ 1.9	$ 2.53
Weighted- average Exercise Price, Vested and expected to vest	$ 1.73	$ 1.63	$ 1.9	$ 2.53
Weighted- average Exercise Price, Exercisable	$ 2.03	$ 1.73	$ 2.46	$ 2.71	$ 2.71
Weighted- average grant-date fair value, outstanding	$ 2.38	$ 2.03	$ 3.3	$ 0
Weighted- average grant-date fair value, Granted	$ 0	$ 0.33	$ 0.24	$ 0.44
Weighted- average grant-date fair value, Forfeited	$ 0.54	$ 0.23	$ 1.02	$ 1.59
Weighted- average grant-date fair value, Expired	$ 1.44	$ 1.08	$ 1.56	$ 1.65
Weighted- average grant-date fair value, outstanding	$ 2.03	$ 0.68	$ 2.38	$ 3.3
Weighted- average grant-date fair value, Vested and expected to vest	$ 2.03	$ 0.68	$ 2.38	$ 3.3
Weighted- average grant-date fair value, Exercisable	$ 0.87	$ 0.75	$ 1.08	$ 0.56
Weighted- Average Remaining Contractual Term, outstanding	7 years 4 months 16 days	6 years 11 months 22 days	82 months 4 days	6 years 8 months 19 days
Weighted- Average Remaining Contractual Term, Granted		9 years 1 month 16 days
Weighted- Average Remaining Contractual Term, Forfeited	1 year 7 months 9 days	7 years 4 months 16 days
Weighted- Average Remaining Contractual Term, Expired	3 years 6 months 21 days	5 years 5 months 4 days
Weighted- Average Remaining Contractual Term, outstanding	7 years 4 months 16 days	6 years 11 months 22 days	82 months 4 days	6 years 8 months 19 days
Weighted- Average Remaining Contractual Term, Vested and expected to vest	7 years 4 months 16 days	6 years 11 months 22 days	82 months 4 days	6 years 8 months 19 days
Weighted- Average Remaining Contractual Term, Exercisable	7 years 7 days	6 years 9 months 22 days	7 years 5 months 8 days	6 years 18 days
Aggregate Intrinsic Value, outstanding	$ 94		$ 1,735
Aggregate Intrinsic Value, outstanding			94	1,735
Aggregate Intrinsic Value, Vested and expected to vest			94	1,735
Aggregate Intrinsic Value, Exercisable			$ 31	$ 581

Share-based Awards Plan (Details 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2009
Risk-free interest rate	2.50%	1.24%		3.17%
Risk-free interest rate, maximum			3.30%
Risk-free interest rate, minimum			3.26%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility range	68.75%			48.62%
Expected volatility range, maximum		84.00%	62.35%
Expected volatility range, minimum		42.00%	62.21%
Weighted average expected volatility	68.75%	69.00%	62.33%	48.62%
Expected term (in years)	2 years	2 years	3 years 11 months 4 days	2 years 9 months 7 days

Share-based Awards Plan (Details 2) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2011 Stock Compensation Plan [Member] CNY	Jun. 30, 2012 Stock Compensation Plan [Member] USD ($)	Jun. 30, 2012 Stock Compensation Plan [Member] CNY	Dec. 31, 2010 Stock Compensation Plan [Member] CNY	Dec. 31, 2009 Stock Compensation Plan [Member] CNY
Cost of revenues						0	$ 0	0	0	206
General and administrative expenses						3,709	729	4,630	9,835	14,596
Research and development expenses	(7,033)	(5,043)		(114)	(1,156)	0	0	0	0	(31)
Share-based Compensation	3,709	$ 729	4,630	9,835	14,833	3,709	$ 729	4,630	9,835	14,833

Share-based Awards Plan (Details Textual)	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jul. 31, 2007	Jul. 31, 2007 First Year [Member]	Jul. 31, 2007 Second Year [Member]	Jul. 31, 2007 Thrid Year [Member]	Jul. 31, 2007 Fourth Year [Member]	Jul. 31, 2007 Certain Option At First Year [Member]	Jul. 31, 2007 Certain Option At Second Year [Member]	Jul. 31, 2007 Accounting Purpose [Member] First Year [Member]	Jul. 31, 2007 Accounting Purpose [Member] Second Year [Member]	Jul. 31, 2007 Accounting Purpose [Member] Thrid Year [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						15,000,000
Share Based Compensation Arrangement By Share Based Payment Award Shares Vesting Percentage							30.00%	30.00%	20.00%	20.00%	50.00%	50.00%	60.00%	20.00%	20.00%
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options		$ 300,000	1,900,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition		0 years	0 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	3,540,428,470	$ 487,446,000	3,096,742,000	14,433,351,490	17,926,430,000

Segment Reporting (Details) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2011 ChinaSeeds [Member] CNY	Jun. 30, 2012 ChinaSeeds [Member] USD ($)	Jun. 30, 2012 ChinaSeeds [Member] CNY	Dec. 31, 2010 ChinaSeeds [Member] CNY	Dec. 31, 2009 ChinaSeeds [Member] CNY	Jun. 30, 2011 International Seeds [Member] CNY	Jun. 30, 2012 International Seeds [Member] USD ($)	Jun. 30, 2012 International Seeds [Member] CNY	Dec. 31, 2010 International Seeds [Member] CNY	Dec. 31, 2009 International Seeds [Member] CNY	Jun. 30, 2011 Agri Service [Member] CNY	Jun. 30, 2012 Agri Service [Member] USD ($)	Jun. 30, 2012 Agri Service [Member] CNY	Dec. 31, 2010 Agri Service [Member] CNY	Dec. 31, 2009 Agri Service [Member] CNY	Jun. 30, 2011 Regional Corporate [Member] CNY	Jun. 30, 2012 Regional Corporate [Member] USD ($)	Jun. 30, 2012 Regional Corporate [Member] CNY	Dec. 31, 2010 Regional Corporate [Member] CNY	Dec. 31, 2009 Regional Corporate [Member] CNY	Jun. 30, 2011 Central Corporate [Member] CNY	Jun. 30, 2012 Central Corporate [Member] USD ($)	Jun. 30, 2012 Central Corporate [Member] CNY	Dec. 31, 2010 Central Corporate [Member] CNY	Dec. 31, 2009 Central Corporate [Member] CNY
Revenue	1,026,168 [1]	$ 1,089,061	6,918,807	29,022	3,013	60,829	$ 8,307	52,772	29,022	3,013	353,034	$ 351,892	2,235,571			612,305	$ 728,863	4,630,464
Cost of revenue	(779,114)	(847,326)	(5,383,062)	(17,345)	(5,285)	(33,734)	(5,215)	(33,130)	(17,345)	(5,285)	(281,521)	(266,186)	(1,691,079)			(463,859)	(575,925)	(3,658,853)
Gross profit	247,054	241,735	1,535,745	11,677	(2,272)	27,095	3,092	19,642	11,677	(2,272)	71,513	85,706	544,492			148,446	152,937	971,611
Selling, general and administrative expenses	(271,112)	(214,261)		(98,671)	(89,619)	(7,020)	(2,463)	(15,647)	(6,405)	(827)	(57,026)	(60,907)	(386,945)	0	0	(127,149)	(116,998)	(743,287)	0	0	(29,128)	(22,646)	(143,872)	0	0	(50,789)	(11,247)	(71,451)	(92,266)	(88,792)
Research and development expenses	(7,033)	(5,043)		(114)	(1,156)	(317)	(358)	(2,277)	(114)	(942)	(6,681)	(4,683)	(29,749)	0	0	0	(2)	(11)	0	0	0	0	0	0	0	(35)	0	0	0	(214)
Total operating expenses	(278,145)	(219,304)		(98,785)	(90,775)	(7,338)	(2,821)	(17,924)	(6,519)	(1,769)	(63,706)	(65,590)	(416,694)	0	0	(127,149)	(116,999)	(743,298)	0	0	(29,128)	(22,646)	(143,872)	0	0	(50,824)	(11,247)	(71,451)	(92,266)	(89,006)
Operating income (loss)	(31,091)	22,431	142,507	(87,108)	(93,047)	19,758	270	1,717	5,158	(4,041)	7,807	20,116	127,798	0	0	21,297	35,938	228,313	0	0	(29,128)	(22,646)	(143,872)	0	0	(50,824)	(11,247)	(71,451)	(92,266)	(89,006)
Segment assets	8,023,491	821,629	5,219,806	1,617,750	2,006,153	107,961	28,911	183,674	198,471	125,872	2,148,310	319,595	2,030,389	0	0	885,140	156,606	994,918	0	0	2,991,232	46,002	292,249	0	0	1,889,848	270,514	1,718,577	1,419,279	1,880,281
Segment liabilities	5,378,408	$ 415,033	2,636,702	153,992	293,667	58,933	$ 17,173	109,102	153,992	79,761	1,202,563	$ 164,362	1,044,193	0	0	922,367	$ 132,820	843,806	0	0	2,405,547	$ 30,195	191,832	0	0	788,998	$ 70,482	447,770	0	213,906

[1]	Revenue from countries other than China represent only two months results as a result of PGW acquisition.

Segment Reporting (Details 1) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2011 China [Member] CNY	Jun. 30, 2012 China [Member] USD ($)	Jun. 30, 2012 China [Member] CNY	Dec. 31, 2010 China [Member] CNY	Dec. 31, 2009 China [Member] CNY	Jun. 30, 2011 New Zealand [Member] CNY	Jun. 30, 2012 New Zealand [Member] USD ($)	Jun. 30, 2012 New Zealand [Member] CNY	Dec. 31, 2010 New Zealand [Member] CNY	Dec. 31, 2009 New Zealand [Member] CNY	Jun. 30, 2011 Australia [Member] CNY	Jun. 30, 2012 Australia [Member] USD ($)	Jun. 30, 2012 Australia [Member] CNY	Dec. 31, 2010 Australia [Member] CNY	Dec. 31, 2009 Australia [Member] CNY	Jun. 30, 2011 South America [Member] CNY	Jun. 30, 2012 South America [Member] USD ($)	Jun. 30, 2012 South America [Member] CNY	Dec. 31, 2010 South America [Member] CNY	Dec. 31, 2009 South America [Member] CNY	Jun. 30, 2011 United Kingdom [Member] CNY	Jun. 30, 2012 United Kingdom [Member] USD ($)	Jun. 30, 2012 United Kingdom [Member] CNY	Dec. 31, 2010 United Kingdom [Member] CNY	Dec. 31, 2009 United Kingdom [Member] CNY
Revenue	1,026,168 [1]	$ 1,089,061	6,918,807	29,022	3,013	60,829 [1]	$ 8,307	52,772	29,022	3,013	798,541 [1]	$ 922,640	5,861,534	0	0	61,385 [1]	$ 63,770	405,133	0	0	104,326 [1]	$ 94,045	597,469	0	0	1,087 [1]	$ 299	1,899	0	0
Long-Lived Assets	1,011,872	$ 162,798	1,034,255	1,016,357		448,189	$ 71,452	453,937	1,016,357		418,290	$ 69,746	443,095			122,883	$ 14,715	93,485			21,058	$ 6,885	43,738			1,453	$ 0	0

[1]	Revenue from countries other than China represent only two months results as a result of PGW acquisition.

Commitments and Contingencies (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY
2013	$ 15,576	98,951
2014	11,889	75,533
2015	9,570	60,796
2016	7,083	44,999
2017	5,334	33,886
Thereafter	18,552	117,858
Operating Leases, Future Minimum Payments Due	$ 68,004	432,023

Commitments and Contingencies (Details 1) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)		Jun. 30, 2012 CNY
2013	$ 2,640	[1]	16,771	[1]
2014	1,515	[2]	9,623	[2]
Purchase Obligation	$ 4,155		26,394

[1]	The Company is constructing a seeds drying plant in Xinjiang province in the PRC. The related committed capital expenditure commitment is approximately RMB10.0 million in year 2013.
[2]	The Company has committed to buy land as part of its purchase of the Corson Grain business. The property is to be purchased for RMB9.0 million (US$1.4 million) in November 2013.

Commitments and Contingencies (Details Textual)	6 Months Ended	12 Months Ended					12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jan. 27, 2010 CNY	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Bio Pacific Ventures [Member] USD ($)	Jun. 30, 2012 Bio Pacific Ventures [Member] CNY	Jun. 30, 2012 Beijing Zhongnong Seed Industry Co [Member] CNY
Operating Leases, Rent Expense, Net	28,511,507	$ 25,019,151	158,946,663	3,794,407	15,350,133
Purchase Commitments Future Minimum Purchase Payments		6,132,000
Purchase Commitment, Remaining Minimum Amount Committed			10,000,000
Business Acquisition, Purchase Price Allocation, Property		1,400,000	9,000,000
Period For Property Purchased		November 2013	November 2013
Committed Amount For Investment		11,000,000	70,100,000
Anticipated Lifespan Of Investment		12 years	12 years
Investment under equity method	61,300,000	9,964,000	63,304,000	47,894,000					10,300,000	65,200,000	11,000,000
Equity Method Investment, Ownership Percentage											53.84%
Investments In Affiliates Subsidiaries Conditional Amount						35,000,000
Unrecognized Tax Benefits	3,759,000		3,759,000	3,759,000	12,492,000
Unrecognized tax benefit and related interest and penalties (Note 18)	7,519,000	805,000	5,115,000	6,725,000
Liability for Unpaid Claims and Claims Adjustment Expense, Claims Paid		$ 3,750,000
Lease Period Term							45 years	3 years

Employee Defined Contribution Plan and Defined Benefit Plan (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY		Jun. 30, 2011 CNY
Present value of funded obligations	$ (59,500)	(378,003)	[1]	(346,209)	[1]
Fair value of plan assets	38,800	246,500	[1]	261,240	[1]
Total defined benefit asset / (liability)		(131,504)		(90,832)

[1]	Movements and expenses for the period ended June 30, 2011 are not significant as PGW operations are only included from the date of acquisition.

Employee Defined Contribution Plan and Defined Benefit Plan (Details 1)	Jun. 30, 2012	Jun. 30, 2011
Defined Benefit Plan, Funded Percentage	100.00%	100.00%
Cash and Cash Equivalents [Member]
Defined Benefit Plan, Funded Percentage	2.00%	3.00%
Fixed Income Investments [Member]
Defined Benefit Plan, Funded Percentage	36.00%	34.00%
Equity Securities [Member]
Defined Benefit Plan, Funded Percentage	62.00%	63.00%

Employee Defined Contribution Plan and Defined Benefit Plan (Details 2)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012
Principal actuarial assumptions at the reporting date (expressed as weighted averages):
Discount rate used (10 year New Zealand Government Bond rate)	5.04%	3.41%
Expected return on plan assets	6.00%	6.00%
Pension Cost [Member]
Principal actuarial assumptions at the reporting date (expressed as weighted averages):
Future Employees Benefit increases	2.50%	2.50%
Future Salary [Member]
Principal actuarial assumptions at the reporting date (expressed as weighted averages):
Future Employees Benefit increases	3.50%	3.50%

Employee Defined Contribution Plan and Defined Benefit Plan (Details 3) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY		Jun. 30, 2011 CNY
Present value of the defined benefit obligation	$ 59,500	378,003	[1]	346,209	[1]
Fair value of plan assets	(38,800)	(246,500)	[1]	(261,240)	[1]
Deficit in the plan		131,504		90,832

[1]	Movements and expenses for the period ended June 30, 2011 are not significant as PGW operations are only included from the date of acquisition.

Employee Defined Contribution Plan and Defined Benefit Plan (Details 4) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2011 CNY		Jun. 30, 2012 CNY		Jun. 30, 2012 USD ($)
Liability for defined benefit obligations			346,209	[1]	$ 59,500
Benefits paid by the plan			(19,122)	[1]
Current service costs and interest			20,103	[1]
Member contributions			6,825	[1]
Actuarial (gains)/losses recognised in equity			23,989	[1]
Liability for defined benefit obligations	346,209	[1]	378,003	[1]	59,500
Fair value of plan assets			261,240	[1]	38,800
Contributions paid into the plan			13,654	[1]
Benefits paid by the plan			(19,122)	[1]
Expected return on plan assets			15,507	[1]
Actuarial gains/(losses) recognised in equity			(24,780)	[1]
Fair value of plan assets	261,240	[1]	246,500	[1]	38,800
Current service costs			11,611	[1]
Interest on obligation			8,492	[1]
Expected return on plan assets			(15,507)	[1]
Expense recognised in profit or Loss			4,596	[1]
Recognised in Non-Trading Items			(2,233)
Recognised in Employee Benefit Expense			6,830
Total Expenses Recognised Other			4,597
Actual return on plan assets			(6,865)
Cumulative gains/(losses) at 1 July	(94,843)		(99,890)
Net profit and loss impact from current period costs	(8,292)		(4,596)
Recognised during the year	3,245		(53,725)
Cumulative gains/(losses) at 30 June	(99,890)		(158,211)

[1]	Movements and expenses for the period ended June 30, 2011 are not significant as PGW operations are only included from the date of acquisition.

Employee Defined Contribution Plan and Defined Benefit Plan (Details Textual)	6 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 Minimum [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent							45.00%	28.00%
Defined Contribution Plan, Cost Recognized		1,947,237		2,142,348	1,297,244	1,394,630
Average Remaining Life Expectancy For Male			19 years	19 years
Average Remaining Life Expectancy For Females			22 years	22 years
Expected Long Term Rate Of Return			6.00%	6.00%
Defined Benefit Plan, Contributions by Employer	3,761,000	2,244,000	1,800,000	11,600,000
Contributions paid into the plan	$ 1,128,000	1,378,000	$ 900,000	5,800,000

Fair Value Measurement (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2012 Fair Value, Inputs, Level 1 [Member] CNY	Jun. 30, 2011 Fair Value, Inputs, Level 1 [Member] CNY	Jun. 30, 2012 Fair Value, Inputs, Level 2 [Member] CNY	Jun. 30, 2011 Fair Value, Inputs, Level 2 [Member] CNY	Jun. 30, 2012 Fair Value, Inputs, Level 3 [Member] CNY	Jun. 30, 2011 Fair Value, Inputs, Level 3 [Member] CNY	Jun. 30, 2012 Estimate Of Fair Value, Fair Value Disclosure [Member] CNY	Jun. 30, 2011 Estimate Of Fair Value, Fair Value Disclosure [Member] CNY
Derivative financial instruments						0	0	17,274	32,665	0	0	17,274	32,665
Other investments						35,384	0	0	0	43,455	50,499	78,839	50,499
Total assets	821,629	5,219,806	8,023,491	1,617,750	2,006,153	35,384	0	17,274	32,665	43,455	50,499	96,113	83,164
Derivative financial instruments						0	0	8,780	18,706	0	0	8,780	18,706
Total liabilities	$ 415,033	2,636,702	5,378,408	153,992	293,667	0	0	8,780	18,706	0	0	8,780	18,706

Contingent liabilities (Details Textual) In Millions, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2012 Subsequent Event [Member] USD ($)	Jun. 30, 2012 Subsequent Event [Member] CNY
Guaranteed Benefit Liability, Gross	$ 22.9	145.2	$ 18.1	115.2

Condensed Financial Information of the Company (Details) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2011 Prc Subsidiary and Vies [Member] CNY	Jun. 30, 2012 Prc Subsidiary and Vies [Member] USD ($)	Jun. 30, 2012 Prc Subsidiary and Vies [Member] CNY	Dec. 31, 2010 Prc Subsidiary and Vies [Member] CNY	Dec. 31, 2009 Prc Subsidiary and Vies [Member] CNY
Revenue	1,026,168 [1]	$ 1,089,061	6,918,807	29,022	3,013	0	$ 0	0	0	0
Cost of revenue	(779,114)	(847,326)	(5,383,062)	(17,345)	(5,285)	0	0	0	0	0
Gross profit	247,054	241,735	1,535,745	11,677	(2,272)	0	0	0	0	0
Operating expenses
General and administrative expenses	(271,112)	(214,261)		(98,671)	(89,619)	8,151	2,193	13,934	26,293	26,700
Total operating expenses	278,145	219,304		98,785	90,775	(8,151)	(2,193)	(13,934)	(26,293)	(26,700)
Operating income (loss)	(31,091)	22,431	142,507	(87,108)	(93,047)	(8,151)	(2,193)	(13,934)	(26,293)	(26,700)
Interest income	14,123	9,050	57,494	22,448	8,489	47	18	114	385	3,379
Interest expense	(22,316)	(18,660)	(118,548)	(2,266)	(40)	(15)	(4)	(23)	(21)	(22)
Exchange gain (loss)	(12,834)	1,441	9,153	(2,843)	(16,602)	(317)	(190)	(1,206)	(70)	24
Equity in loss of subsidiaries and variable interest entities						26,446	(268)	(1,700)	(48,345)	(111,956)
Other income	2,251	4,574	29,057	20,634	2,799	417	121	767	19,557	0
Loss before income tax	12,745	12,954	82,296	(50,753)	(98,982)	18,367	(2,516)	(15,982)	(54,787)	(135,275)
Income tax	1,096	(2,145)	(13,630)	(7,104)	(10,915)	0	0	0	(4,384)	0
Net income (loss) attributable to the Company	18,367	(2,516)	(15,982)	(59,171)	(135,275)	18,367	(2,516)	(15,982)	(59,171)	(135,275)
Net loss attributable to ordinary shareholders						18,367	$ (2,516)	(15,982)	(59,171)	(135,275)

[1]	Revenue from countries other than China represent only two months results as a result of PGW acquisition.

Condensed Financial Information of the Company (Details 1) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Jun. 30, 2012 Prc Subsidiary and Vies [Member] USD ($)	Jun. 30, 2012 Prc Subsidiary and Vies [Member] CNY	Jun. 30, 2011 Prc Subsidiary and Vies [Member] USD ($)	Jun. 30, 2011 Prc Subsidiary and Vies [Member] CNY	Dec. 31, 2010 Prc Subsidiary and Vies [Member] CNY	Dec. 31, 2009 Prc Subsidiary and Vies [Member] CNY	Dec. 31, 2008 Prc Subsidiary and Vies [Member] CNY
ASSETS
Cash and cash equivalents	$ 25,955	164,890	$ 14,760	93,771	358,228	737,825	1,176,767	$ 355	2,252	$ 2,145	13,627	17,346	88,640	844,216
Prepayments and other current assets	44,217	280,911		132,585	19,046			1,215	7,720		7,968	9,482
Investment in subsidiaries and variable interest entities								227,712	1,446,657		1,452,256	1,448,075
Amount due from related parties								0	0		0	390
Total assets	821,629	5,219,806		8,023,491	1,617,750	2,006,153		229,282	1,456,629		1,473,850	1,475,293
Liabilities
Accrued expenses and other liabilities	54,163	344,094		493,914	51,030			1,198	7,613		34,122	11,535
Total liabilities	415,033	2,636,702		5,378,408	153,992	293,667		1,198	7,613		34,122	11,535
Shareholders equity
Ordinary shares (par value US$0.0000001 per share; 499,900,000,000 shares authorized; 125,160,000 and 110,766,600 shares issued and outstanding at December 31, 2009 and December 31, 2010, respectively)	0	0		0	0							0
Additional paid-in capital	358,114	2,275,099		2,271,492	2,285,611			358,114	2,275,099		2,271,491	2,285,611
Accumulated other comprehensive loss	(15,532)	(98,678)		(123,425)	(95,147)			(15,401)	(97,843)		(123,187)	(95,148)
Accumulated deficit	(114,629)	(728,240)		(708,576)	(726,943)			(114,629)	(728,240)		(708,576)	(726,705)
Total Company shareholders' equity	228,084	1,449,015		1,439,728	1,463,758			228,084	1,449,016		1,439,728	1,463,758
Total liabilities and shareholders equity	$ 821,629	5,219,806		8,023,491	1,617,750			$ 229,282	1,456,629		1,473,850	1,475,293

Condensed Financial Information of the Company (Details 2) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2011 Prc Subsidiary and Vies [Member] CNY	Jun. 30, 2012 Prc Subsidiary and Vies [Member] USD ($)	Jun. 30, 2012 Prc Subsidiary and Vies [Member] CNY	Dec. 31, 2010 Prc Subsidiary and Vies [Member] CNY	Dec. 31, 2009 Prc Subsidiary and Vies [Member] CNY
Cash flows from operating activities:
Net income (loss) attributable to the Company	18,367	$ (2,516)	(15,982)	(59,171)	(135,275)	18,367	$ (2,516)	(15,982)	(59,171)	(135,275)
Adjustments to reconcile net loss to net cash provided by used in operating activities:
Equity in loss of subsidiaries and variable interest entity						(26,446)	268	1,700	48,345	111,956
Change in operating assets and liabilities:
Prepayments and other current assets	24,437	(2,495)	(15,848)	(10,182)	(8,697)	1,515	39	247	(6,271)	(616)
Income tax payable	(21,374)	(4,061)	(25,799)	338	(2,507)	0	0	0	0	(1,704)
Amount due from related parties						390	0	0	(390)	0
Accrued expenses and other liabilities	(21,514)	(892)	(5,668)	6,283	6,163	22,587	(4,173)	(26,509)	1,883	9,651
Net cash provided by operating activities	77,993	28,758	182,702	(9,210)	(6,281)	16,413	(6,382)	(40,544)	(15,604)	(15,988)
Cash flows from investing activities:
Investment in subsidiaries and variable interest entities						7,906	602	3,825	(38,852)	(737,525)
Net cash used in investing activities	(687,475)	27,631	175,542	(277,153)	(429,981)	7,906	602	3,825	(38,852)	(737,525)
Cash flows from financing activities:
Repurchase of shares	0	0	0	0	(1,976)	0	0	0	0	(1,976)
Net cash used in financing activities.	336,063	(43,167)	(274,248)	(76,396)	(2,026)	0	0	0	0	(1,976)
Effect of exchange rate changes on cash and cash equivalents	8,962	(2,027)	(12,877)	(16,838)	(654)	(28,038)	3,989	25,344	(16,838)	(87)
Net decrease in cash and cash equivalents	(264,457)	11,195	71,119	(379,597)	(438,942)	(3,719)	(1,791)	(11,375)	(71,294)	(755,576)
Cash and cash equivalents at the beginning of period	358,228	14,760	93,771	737,825	1,176,767	17,346	2,145	13,627	88,640	844,216
Cash and cash equivalents at the end of period	93,771	$ 25,955	164,890	358,228	737,825	13,627	$ 355	2,252	17,346	88,640

Condensed Financial Information of the Company (Details Textual) (Prc Subsidiary and Vies [Member]) In Millions, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY
Restricted Netasset To Be Transferred	$ 152.2	966.7

Prior year information comparable to transition period (unaudited) (Details)	Jun. 30, 2012 USD ($)		Jun. 30, 2012 CNY		Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Jun. 30, 2010 Prior Year Information Comparable To Transition Period [Member] USD ($)	Jun. 30, 2010 Prior Year Information Comparable To Transition Period [Member] CNY	Dec. 31, 2009 Prior Year Information Comparable To Transition Period [Member] CNY
ASSETS
Cash and cash equivalents	$ 25,955,000		164,890,000		$ 14,760,000	93,771,000		358,228,000		737,825,000	1,176,767,000	$ 604,892,000	604,892,000	737,825,000
Accounts receivable	152,816,000		970,839,000			1,122,810,000		284,000				247,000
Inventories	207,450,000		1,317,931,000			1,386,626,000		74,368,000				15,166,000
Prepayments and other current assets (net of allowance for doubtful accounts related to other current assets of RMB60 , RMB60 and RMB4,140 (US$651) at December 31, 2010, June 30, 2011 and June 30, 2012, respectively)	44,217,000		280,911,000			132,585,000		19,046,000				7,067,000
Assets held for sale	4,375,000		27,794,000			2,705,909,000		0				278,103,000
Total current assets	506,170,000		3,215,695,000			6,039,404,000		589,226,000					905,475,000
Non-current assets:
Property, plant and equipment, net	70,407,000		447,296,000			485,294,000		6,245,000					24,370,000
Investment at fair value	0		0			0		403,490,000					511,899,000
Investment under equity method	9,964,000		63,304,000			61,300,000		47,894,000					6,995,000
Intangible assets, net	58,528,000		371,825,000			398,465,000		353,026,000					364,464,000
Goodwill	140,565,000		893,009,000			893,009,000		10,135,000					10,135,000
Non-current prepayments	6,322,000	[1]	40,165,000	[1]		40,158,000	[1]	40,258,000	[1]				40,247,000
Deferred tax assets	11,703,000		74,350,000			44,795,000		2,032,000					3,480,000
Assets held for sale-noncurrent	0		0			1,499,000		0					17,079,000
Total non-current assets	315,459,000		2,004,111,000			1,984,087,000		1,028,524,000					1,139,948,000
Total assets	821,629,000		5,219,806,000			8,023,491,000		1,617,750,000		2,006,153,000			2,037,844,000
LIABILITIES AND SHAREHOLDER'S EQUITY
Short-term bank borrowings, and current portion of long-term bank borrowings	93,288,000		592,661,000			485,885,000		59,604,000					122,236,000
Income tax payable	0		0			2,535,000		338,000					2,477,000
Accounts payable	133,009,000		845,005,000			735,673,000		177,000					145,000
Accrued expenses and other liabilities	54,163,000		344,094,000			493,914,000		51,030,000					52,421,000
Liabilities classified as held for sale	0		0			2,236,559,000		0					55,960,000
Total current liabilities	282,322,000		1,793,590,000			4,012,362,000		153,992,000					233,239,000
Non-current liabilities:
Deferred Tax Liabilities, Net, Noncurrent													191,154,000
Total non-current liabilities	132,711,000		843,112,000			1,366,046,000		0					191,154,000
Total liabilities	415,033,000		2,636,702,000			5,378,408,000		153,992,000		293,667,000			424,393,000
Shareholders' equity:
Ordinary shares (par value US$0.0000001 per share; 499,900,000,000 shares authorized; 125,160,000shares issued and outstanding at June 30, 2010)	0		0			0		0				0
Additional paid-in capital	358,114,000		2,275,099,000			2,271,492,000		2,285,611,000				2,390,036,000
Statutory reserves	131,000		834,000			237,000		237,000				76,954,000
Accumulated other comprehensive loss	(15,532,000)		(98,678,000)			(123,425,000)		(95,147,000)				(80,808,000)
Accumulated deficit	(114,629,000)		(728,240,000)			(708,576,000)		(726,943,000)				(772,731,000)
Total Equity	406,596,000		2,583,104,000			2,645,083,000		1,463,758,000		1,712,486,000	1,835,560,000	1,613,451,000
Total liabilities and shareholders equity	$ 821,629,000		5,219,806,000			8,023,491,000		1,617,750,000					2,037,844,000

[1]	As of December 31, 2010, June 30, 2011 and June 30, 2012, the Company prepaid RMB 40 million for leasing one parcel of land for an extended lease term from December 31, 2028 (expiration of its land use right) to December 31, 2038.

Prior year information comparable to transition period (unaudited) (Details 1) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2010 Prior Year Information Comparable To Transition Period [Member] CNY
Revenue	1,026,168 [1]	$ 1,089,061	6,918,807	29,022	3,013	21,506
Cost of revenue	(779,114)	(847,326)	(5,383,062)	(17,345)	(5,285)	(12,670)
Gross profit	247,054	241,735	1,535,745	11,677	(2,272)	8,836
Operating expenses
General and administrative expenses	271,112	214,261		98,671	89,619	(49,192)
Research and development expenses	7,033	5,043		114	1,156	(20)
Total operating expenses	278,145	219,304		98,785	90,775	(49,212)
Operating income (loss)	(31,091)	22,431	142,507	(87,108)	(93,047)	(40,376)
Other income(expense)
Interest income	14,123	9,050	57,494	22,448	8,489	6,483
Interest and financing expenses	(22,316)	(18,660)	(118,548)	(2,266)	(40)	(1,667)
Exchange loss	(12,834)	1,441	9,153	(2,843)	(16,602)	(4,893)
Unrealized (loss) gain in investment	55,542	0	0	1,946	(548)	(65,086)
Other income	2,251	4,574	29,057	20,634	2,799	1,784
Loss before income tax	12,745	12,954	82,296	(50,753)	(98,982)	(103,755)
Income tax	1,096	(2,145)	(13,630)	(7,104)	(10,915)	(128)
Loss from continuing operations	13,841	10,809	68,666	(57,857)	(109,897)	(103,883)
Lloss from discontinued operations	(2,852)	0	0	(1,314)	(25,378)	(1,314)
Net income (loss)	10,989	$ 10,809	68,666	(59,171)	(135,275)	(103,755)
Loss per ordinary share:
Loss per share from continuing operations - basic and diluted	0.18	$ (0.02)	(0.14)	(0.49)	(0.88)	(0.83)
Loss per share from discontinued operations - basic and diluted	(0.01)	$ 0	0	(0.01)	(0.2)	(0.01)
Loss per share - basic and diluted	0.17	$ (0.02)	(0.14)	(0.5)	(1.08)	(0.84)
Weighted average number of ordinary shares outstanding:
Basic and diluted	110,766,600	110,766,600	110,766,600	118,377,357	125,271,946	125,160,000

[1]	Revenue from countries other than China represent only two months results as a result of PGW acquisition.

Prior year information comparable to transition period (unaudited) (Details 2) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2010 Prior Year Information Comparable To Transition Period [Member] CNY	Jun. 30, 2010 Prior Year Information Comparable To Transition Period [Member] USD ($)
Cash flows from operating activities:
Net Income	10,989	$ 10,809	68,666	(59,171)	(135,275)	(103,755)
Adjustments to reconcile net loss to net cash provided by used in operating activities:
Unrealized loss in investment	(55,542)	0	0	(1,946)	548	65,086
Share-based compensation	3,709	729	4,630	9,835	14,833	8,659
Depreciation and amortization	4,442	7,217	45,852	2,985	16,479	15,178
Change in operating assets and liabilities:
Accounts receivable	305,001	16,252	103,247	(21)	47,404	154
Inventories	(31,521)	(5,698)	(36,200)	(54,496)	(34,936)	7,824
Income tax payable	(21,374)	(4,061)	(25,799)	338	(2,507)	2,477
Accounts payable	(89,481)	2,505	15,916	(1,523)	3,939	(1,555)
Changes in other operating assets and liabilities	28,264	(837)	(5,320)	0	0	8,366
Net cash provided by operating activities	77,993	28,758	182,702	(9,210)	(6,281)	2,439
Cash flows from investing activities:
Payment for Investment in PGW convertible redeemable note (Note 3)	0	0	0	165,446	0	(169,646)
Acquisition of property, plant and equipment and other assets	(5,247)	(11,646)	(73,985)	(568)	(3,400)	(184)
Payment for acquisition of Beiao						(663)
Cash disposed of with the P3A disposal	0	0	0	(87,486)	0	(84,617)
Net cash used in investing activities	(687,475)	27,631	175,542	(277,153)	(429,981)	(255,110)
Cash flows from financing activities:
Proceeds from short-term borrowings	884,848	17,147	103,215	119,209	8,750	122,236
Net cash used in financing activities.	336,063	(43,167)	(274,248)	(76,396)	(2,026)	122,236
Effect of exchange rate changes on cash and cash equivalents	8,962	(2,027)	(12,877)	(16,838)	(654)	(2,498)
Net decrease in cash and cash equivalents	(264,457)	11,195	71,119	(379,597)	(438,942)	(132,933)
Cash and cash equivalents at the beginning of period	358,228	14,760	93,771	737,825	1,176,767	737,825	604,892
Cash and cash equivalents at the end of period	93,771	$ 25,955	164,890	358,228	737,825	604,892	$ 604,892

Subsequent Events (Details Textual)	Jun. 30, 2012	Apr. 30, 2011 USD ($)	Apr. 30, 2011 CNY	Sep. 30, 2009 USD ($)	Sep. 30, 2009 CNY	Jun. 30, 2012 Subsequent Event [Member] USD ($)	Jun. 30, 2012 Subsequent Event [Member] CNY
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Purchase consideration		$ 332,930,000	2,151,893,000	$ 733,000	5,000,000	$ 2,700,000	17,000,000
Acquisition of controlling interest in PGW for cash						$ 700,000	4,000,000